UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08319

ING Partners, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

John M. DelPrete, Esq. Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Aeltus Enhanced Index Portfolio
ING American Century Select Portfolio
ING American Century Small Cap Value Portfolio
ING Baron Small Cap Growth Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Goldman Sachs® Capital Growth Portfolio
ING Goldman Sachs® Core Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING MFS Capital Opportunities Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING OpCap Balanced Value Portfolio
ING PIMCO Total Return Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers Fundamental Value Portfolio
ING Salomon Brothers Investors Value Portfolio
ING Salomon Brothers Large Cap Growth Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

SUBSEQUENT EVENT

Subsequent to March 31, 2005, American Century Investment Management, Inc. replaced Salomon Brothers Asset Management, Inc. as Sub-Advisor to the ING Salomon Brothers Investors Value Portfolio.  In addition, ING Salomon Brothers Investors Value Portfolio changed its name to ING American Century Large Company Value Portfolio and ING Aeltus Enhanced Index Portfolio changed its name to ING Fundamental Research Portfolio.

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 104.4%
		Advertising: 0.2%
700		Omnicom Group, Inc.	$61,964
800	@	The Interpublic Group of Cos., Inc.	9,824
			71,788
		Aerospace/Defense: 2.1%
3,050		Boeing Co.	178,303
800		General Dynamics Corp.	85,640
100		Goodrich Corp.	3,829
450		L-3 Communications Holdings, Inc.	31,959
3,650		Lockheed Martin Corp.	222,869
1,500		Northrop Grumman Corp.	80,970
1,700		Raytheon Co.	65,790
700		Rockwell Collins, Inc.	33,313
1,900		United Technologies Corp.	193,154
			895,827
		Agriculture: 1.9%
7,550		Altria Group, Inc.	493,694
5,750		Archer Daniels Midland Co.	141,335
1,811		Monsanto Co.	116,810
600		Reynolds American, Inc.	48,354
681		UST, Inc.	35,208
			835,401
		Apparel: 0.8%
1,800	@	Coach, Inc.	101,934
450		Jones Apparel Group, Inc.	15,071
550		Liz Claiborne, Inc.	22,072
1,650		Nike, Inc.	137,461
1,050		VF Corp.	62,097
			338,635
		Auto Manufacturers: 0.4%
11,650		Ford Motor Co.	131,995
700		PACCAR, Inc.	50,673
			182,668

		Auto Parts and Equipment: 0.1%
950	@	Goodyear Tire & Rubber Co.	12,683
700		Johnson Controls, Inc.	39,032
			51,715
		Banks: 6.4%
1,350		AmSouth Bancorporation	35,033
18,908		Bank of America Corp.	833,842
2,250		BB&T Corp.	87,930
1,050		Comerica, Inc.	57,834
500		Compass Bancshares, Inc.	22,700
550		First Horizon National Corp.	22,435
900		Huntington Bancshares, Inc.	21,510
2,500		KeyCorp	81,125
400		M & T Bank Corp.	40,824
800		Marshall & Ilsley Corp.	33,400
1,600		Mellon Financial Corp.	45,664

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

2,426		National City Corp.	$81,271
1,800		North Fork Bancorp, Inc.	49,932
800		Northern Trust Corp.	34,752
1,050		PNC Financial Services Group, Inc.	54,054
300		State Street Corp.	13,116
1,400		SunTrust Banks, Inc.	100,898
492		Synovus Financial Corp.	13,707
2,900	@	The Bank of New York Co., Inc.	84,245
6,650		U.S. Bancorp	191,653
8,496		Wachovia Corp.	432,530
6,150		Wells Fargo & Co.	367,770
300		Zions Bancorporation	20,706
			2,726,931
		Beverages: 2.5%
2,950		Anheuser-Busch Cos., Inc.	139,801
800		Brown-Forman Corp.	43,800
11,700		Coca-Cola Co.	487,539
1,850		Coca-Cola Enterprises, Inc.	37,962
200		Molson Coors Brewing Co.	15,434
1,000		Pepsi Bottling Group, Inc.	27,850
6,100		PepsiCo, Inc.	323,483
			1,075,869

		Biotechnology: 0.8%
4,768	@	Amgen, Inc.	277,545
950	@	Genzyme Corp.	54,378
250	@	Millipore Corp.	10,850
			342,773
		Building Materials: 0.3%
1,400		American Standard Cos., Inc.	65,072
1,684		Masco Corp.	58,384
350		Vulcan Materials Co.	19,891
			143,347
		Chemicals: 2.1%
900		Air Products & Chemicals, Inc.	56,961
300		Ashland, Inc.	20,241
5,650		Dow Chemical Co.	281,652
3,900		E.I. du Pont de Nemours & Co.	199,836
300		Eastman Chemical Co.	17,700
400		Ecolab, Inc.	13,220
50		Engelhard Corp.	1,502
450		International Flavors & Fragrances, Inc.	17,775
1,650		PPG Industries, Inc.	118,008
1,450		Praxair, Inc.	69,397
900		Rohm & Haas Co.	43,200
450		Sherwin-Williams Co.	19,796
400		Sigma-Aldrich Corp.	24,500
			883,788
		Commercial Services: 1.0%
100	@	Apollo Group, Inc.	7,406
3,950		Cendant Corp.	81,133
950		Equifax, Inc.	29,156
1,000		H&R Block, Inc.	50,580
2,800		McKesson Corp.	105,700
600		Moody’s Corp.	48,516
1,500		Paychex, Inc.	49,230
850		R.R. Donnelley & Sons Co.	26,877
650		Robert Half Intl., Inc.	17,524
			416,122

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 5.8%
7,100	@	Apple Computer, Inc.	$295,857
800	@	Computer Sciences Corp.	36,680
16,300	@	Dell, Inc.	626,245
2,000		Electronic Data Systems Corp.	41,340
14,900	@	EMC Corp.	183,568
10,966		Hewlett-Packard Co.	240,594
7,900		International Business Machines Corp.	721,901
550	@	Lexmark Intl., Inc.	43,984
900	@	NCR Corp.	30,366
3,150	@	Network Appliance, Inc.	87,129
29,350	@	Sun Microsystems, Inc.	118,574
1,100	@	Sungard Data Systems, Inc.	37,950
1,795	@	Unisys Corp.	12,673
			2,476,861
		Cosmetics/Personal Care: 2.7%
375		Alberto-Culver Co.	17,948
1,750		Avon Products, Inc.	75,145
2,050		Colgate-Palmolive Co.	106,949
3,700		Gillette Co.	186,776
1,900		Kimberly-Clark Corp.	124,887
12,300		Procter & Gamble Co.	651,899
			1,163,604
		Distribution/Wholesale: 0.1%
700		Genuine Parts Co.	30,443
300		W.W. Grainger, Inc.	18,681
			49,124
		Diversified Financial Services: 6.9%
4,700		American Express Co.	241,438
900		Bear Stearns Cos., Inc.	89,910
900		Capital One Financial Corp.	67,293
900		Charles Schwab Corp.	9,459
850		CIT Group, Inc.	32,300
19,350		Citigroup, Inc.	869,588
3,848		Countrywide Financial Corp.	124,906
1,650	@	E*TRADE Financial Corp.	19,800
3,550		Fannie Mae	193,298
1,000		Franklin Resources, Inc.	68,650
2,550		Freddie Mac	161,160
1,800		Goldman Sachs Group, Inc.	197,982
1,800		Lehman Brothers Holdings, Inc.	169,488
4,700		MBNA Corp.	115,385
3,450		Merrill Lynch & Co., Inc.	195,270
3,950		Morgan Stanley	226,138
2,500	@	Providian Financial Corp.	42,900
1,700		SLM Corp.	84,728
450		T. Rowe Price Group, Inc.	26,721
			2,936,414
		Electric: 2.9%
4,100	@	AES Corp.	67,158
750		Ameren Corp.	36,758
1,600		American Electric Power Co., Inc.	54,496
1,100		CenterPoint Energy, Inc.	13,233
300		Cinergy Corp.	12,156
1,000	@	CMS Energy Corp.	13,040
900		Consolidated Edison, Inc.	37,962
637		Constellation Energy Group, Inc.	32,933
1,250		Dominion Resources, Inc.	93,038

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

650		DTE Energy Co.	$29,562
6,000		Duke Energy Corp.	168,059
1,200		Edison Intl.	41,664
800		Entergy Corp.	56,528
2,500		Exelon Corp.	114,725
1,250		FirstEnergy Corp.	52,438
1,500		FPL Group, Inc.	60,225
1,100		NiSource, Inc.	25,069
1,500		PG&E Corp.	51,150
700		PPL Corp.	37,793
150		Progress Energy, Inc.	6,293
200		Public Service Enterprise Group, Inc.	10,878
2,700		Southern Co.	85,941
800		TECO Energy, Inc.	12,544
1,500		TXU Corp.	119,444
250		Xcel Energy, Inc.	4,295
			1,237,382
		Electrical Components and Equipment: 0.2%
1,619		Emerson Electric Co.	105,122
			105,122

		Electronics: 0.4%
1,900	@	Agilent Technologies, Inc.	42,179
1,100		Applera Corp. - Applied Biosystems Group	21,714
100	@	Fisher Scientific Intl., Inc.	5,692
600	@	Jabil Circuit, Inc.	17,112
100		Parker Hannifin Corp.	6,092
950		PerkinElmer, Inc.	19,599
3,950	@	Solectron Corp.	13,707
300		Tektronix, Inc.	7,359
600	@	Thermo Electron Corp.	15,174
500	@	Waters Corp.	17,895
			166,523
		Environmental Control: 0.1%
2,100		Waste Management, Inc.	60,585
			60,585
		Food: 1.4%
300		Albertson’s, Inc.	6,195
1,550		Campbell Soup Co.	44,981
2,100		ConAgra Foods, Inc.	56,742
1,500		General Mills, Inc.	73,724
1,450		H.J. Heinz Co.	53,418
1,000		Hershey Foods Corp.	60,460
1,650		Kellogg Co.	71,396
2,750	@	Kroger Co.	44,083
600		McCormick & Co., Inc.	20,658
1,700	@	Safeway, Inc.	31,501
3,129		Sara Lee Corp.	69,339
900		SUPERVALU, Inc.	30,015
885		Wm. Wrigley Jr. Co.	58,029
			620,541
		Forest Products and Paper: 0.5%
150		Georgia-Pacific Corp.	5,324
1,900		International Paper Co.	69,901
600		Louisiana-Pacific Corp.	15,084
850		MeadWestvaco Corp.	27,047
800		Plum Creek Timber Co., Inc.	28,560
200		Temple-Inland, Inc.	14,510
1,000		Weyerhaeuser Co.	68,500
			228,926

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Gas: 0.2%
600		KeySpan Corp.	$23,382
1,550		Sempra Energy	61,752
			85,134

		Hand/Machine Tools: 0.2%
700		Black & Decker Corp.	55,293
300		Stanley Works	13,581
			68,874

		Healthcare-Products: 3.9%
200		Bausch & Lomb, Inc.	14,660
500		Baxter Intl., Inc.	16,990
2,300		Becton Dickinson & Co.	134,366
1,000		Biomet, Inc.	36,300
3,300	@	Boston Scientific Corp.	96,657
450		C.R. Bard, Inc.	30,636
1,250		Guidant Corp.	92,375
13,750		Johnson & Johnson	923,449
4,450		Medtronic, Inc.	226,728
1,300	@	St. Jude Medical, Inc.	46,800
950	@	Zimmer Holdings, Inc.	73,920
			1,692,881
		Healthcare-Services: 2.7%
2,600		Aetna, Inc.	194,870
1,500	@	Humana, Inc.	47,910
550	@	Laboratory Corp. of America Holdings	26,510
600		Manor Care, Inc.	21,816
400		Quest Diagnostics, Inc.	42,052
5,000		UnitedHealth Group, Inc.	476,900
2,750	@	WellPoint, Inc.	344,713
			1,154,771
		Home Furnishings: 0.1%
700		Leggett & Platt, Inc.	20,216
300		Whirlpool Corp.	20,319
			40,535
		Household Products/Wares: 0.3%
400		Avery Dennison Corp.	24,772
950		Clorox Co.	59,841
600		Fortune Brands, Inc.	48,378
			132,991
		Housewares: 0.1%
1,150		Newell Rubbermaid, Inc.	25,231
			25,231
		Insurance: 6.1%
1,050	@@	ACE Ltd.	43,334
2,000		AFLAC, Inc.	74,520
2,600		Allstate Corp.	140,555
450		AMBAC Financial Group, Inc.	33,638
12,550		American Intl. Group, Inc.	695,395
1,200		AON Corp.	27,408
1,750		Chubb Corp.	138,723
1,250		CIGNA Corp.	111,625

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

787		Cincinnati Financial Corp.	$34,321
1,150		Hartford Financial Services Group, Inc.	78,844
200		Jefferson-Pilot Corp.	9,810
1,550		Lincoln National Corp.	69,967
1,577		Loews Corp.	115,973
400		MBIA, Inc.	20,912
6,800		MetLife, Inc.	265,879
400		MGIC Investment Corp.	24,668
2,100		Principal Financial Group	80,829
1,300		Progressive Corp.	119,288
4,750		Prudential Financial, Inc.	272,649
750		Safeco Corp.	36,533
2,350		St. Paul Travelers Cos., Inc.	86,316
500		Torchmark Corp.	26,100
1,300		UnumProvident Corp.	22,126
1,200	@@	XL Capital Ltd.	86,844
			2,616,257
		Internet: 1.1%
4,500	@	eBay, Inc.	167,670
6,350	@	Symantec Corp.	135,446
4,950	@	Yahoo!, Inc.	167,805
			470,921
		Iron/Steel: 0.2%
600		Nucor Corp.	34,536
800		United States Steel Corp.	40,680
			75,216
		Leisure Time: 0.5%
350		Brunswick Corp.	16,398
2,000		Carnival Corp.	103,620
1,200		Harley-Davidson, Inc.	69,312
550		Sabre Holdings Corp.	12,034
			201,364
		Lodging: 0.5%
400		Harrah’s Entertainment, Inc.	25,832
1,550		Hilton Hotels Corp.	34,643
1,500		Marriott Intl., Inc.	100,290
800		Starwood Hotels & Resorts Worldwide, Inc.	48,024
			208,789
		Machinery-Diversified: 0.3%
300		Cummins, Inc.	21,105
200		Deere & Co.	13,426
1,750		Rockwell Automation, Inc.	99,120
			133,651
		Media: 2.6%
8,350	@	Comcast Corp.	282,063
200		Gannett Co., Inc.	15,816
750		McGraw-Hill Cos., Inc.	65,438
150		Meredith Corp.	7,013
100		New York Times Co.	3,658
2,050		News Corp.	34,686
16,700	@	Time Warner, Inc.	293,084
200		Tribune Co.	7,974
6,150		Viacom, Inc.	214,205
7,400		Walt Disney Co.	212,602
			1,136,539

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 0.1%
400		Phelps Dodge Corp.	$40,692
			40,692
		Miscellaneous Manufacturing: 6.1%
4,300		3M Co.	368,466
400		Cooper Industries Ltd.	28,608
1,300		Danaher Corp.	69,433
800		Dover Corp.	30,232
1,150		Eastman Kodak Co.	37,433
500		Eaton Corp.	32,700
39,550		General Electric Co.	1,426,172
3,050		Honeywell Intl., Inc.	113,491
1,150		Illinois Tool Works, Inc.	102,960
650	@@	Ingersoll-Rand Co. Ltd.	51,773
400		ITT Industries, Inc.	36,096
150		Pall Corp.	4,068
850		Textron, Inc.	63,427
7,400	@@	Tyco Intl. Ltd.	250,119
			2,614,978
		Office/Business Equipment: 0.2%
850		Pitney Bowes, Inc.	38,352
3,600	@	Xerox Corp.	54,540
			92,892
		Oil and Gas: 9.8%
550		Amerada Hess Corp.	52,916
2,050		Anadarko Petroleum Corp.	156,005
1,124		Apache Corp.	68,823
3,250		Burlington Resources, Inc.	162,728
12,250		ChevronTexaco Corp.	714,297
3,516		ConocoPhillips	379,164
2,800		Devon Energy Corp.	133,700
1,000		EOG Resources, Inc.	48,740
29,900		Exxon Mobil Corp.	1,782,039
400		Kerr-McGee Corp.	31,332
2,150		Marathon Oil Corp.	100,878
100		Noble Corp.	5,621
2,400		Occidental Petroleum Corp.	170,808
500		Sunoco, Inc.	51,760
1,200	@	Transocean, Inc.	61,752
1,650		Unocal Corp.	101,789
2,200		Valero Energy Corp.	161,194
			4,183,546
		Oil and Gas Services: 0.4%
1,350		Baker Hughes, Inc.	60,062
100		BJ Services Co.	5,188
1,650		Halliburton Co.	71,362
600	@	National-Oilwell, Inc.	28,020
			164,632
		Packaging and Containers: 0.2%
850		Ball Corp.	35,258
400		Bemis Co.	12,448
800	@	Pactiv Corp.	18,680
350	@	Sealed Air Corp.	18,179
			84,565
		Pharmaceuticals: 5.6%
5,800		Abbott Laboratories	270,395
500		Allergan, Inc.	34,735

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

1,000		AmerisourceBergen Corp.	$57,290
6,950		Bristol-Myers Squibb Co.	176,947
3,950		Cardinal Health, Inc.	220,410
4,200	@	Caremark Rx, Inc.	167,076
850		Eli Lilly & Co.	44,285
300	@	Express Scripts, Inc.	26,157
1,450	@	Forest Laboratories, Inc.	53,578
1,700	@	Gilead Sciences, Inc.	60,860
650	@	Hospira, Inc.	20,976
800	@	King Pharmaceuticals, Inc.	6,648
1,107	@	Medco Health Solutions, Inc.	54,874
7,950		Merck & Co., Inc.	257,342
27,490		Pfizer, Inc.	722,161
5,000		Wyeth	210,900
			2,384,634
		Pipelines: 0.2%
2,600		El Paso Corp.	27,508
200		Kinder Morgan, Inc.	15,140
2,000		Williams Cos., Inc.	37,620
			80,268
		Real Estate Investment Trusts: 0.4%
800		Archstone-Smith Trust	27,288
1,450		Equity Office Properties Trust	43,689
1,050		Equity Residential	33,821
850		Simon Property Group, Inc.	51,492
			156,290
		Retail: 7.5%
1,050	@	Autonation, Inc.	19,887
1,100	@	Bed Bath & Beyond, Inc.	40,194
2,950		Best Buy Co., Inc.	159,330
1,200		Circuit City Stores, Inc.	19,260
1,800		Costco Wholesale Corp.	79,524
1,650		CVS Corp.	86,823
600		Darden Restaurants, Inc.	18,408
600		Dillard’s, Inc.	16,140
700		Family Dollar Stores, Inc.	21,252
700		Federated Department Stores, Inc.	44,548
6,650		Gap, Inc.	145,236
8,200		Home Depot, Inc.	313,568
2,500		J.C. Penney Co., Inc. Holding Co.	129,800
1,500		Limited Brands, Inc.	36,450
2,750		Lowe’s Cos., Inc.	156,998
200		May Department Stores Co.	7,404
7,900		McDonald’s Corp.	246,006
500		Nordstrom, Inc.	27,690
1,950	@	Office Depot, Inc.	43,251
600		RadioShack Corp.	14,700
400	@	Sears Holdings Corp.	53,268
4,400		Staples, Inc.	138,292
1,450	@	Starbucks Corp.	74,907
3,150		Target Corp.	157,563
2,050		TJX Cos., Inc.	50,492
800	@	Toys “R” Us, Inc.	20,608
12,700		Wal-Mart Stores, Inc.	636,396
8,750		Walgreen Co.	388,674
450		Wendy’s Intl., Inc.	17,568
1,200		Yum! Brands, Inc.	62,172
			3,226,409
		Savings and Loans: 0.5%
1,200		Golden West Financial Corp.	72,600

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

3,150		Washington Mutual, Inc.	$124,425
			197,025
		Semiconductors: 2.7%
1,450	@	Altera Corp.	28,681
1,600		Analog Devices, Inc.	57,824
6,150	@	Applied Materials, Inc.	99,938
278	@	Freescale Semiconductor, Inc.	4,796
30,000		Intel Corp.	696,899
150	@	KLA-Tencor Corp.	6,902
1,250		Linear Technology Corp.	47,888
200		Maxim Integrated Products, Inc.	8,174
1,550		National Semiconductor Corp.	31,946
300	@	QLogic Corp.	12,150
6,500		Texas Instruments, Inc.	165,684
			1,160,882
		Software: 5.1%
2,150		Adobe Systems, Inc.	144,416
900		Autodesk, Inc.	26,784
2,200		Automatic Data Processing, Inc.	98,890
1,400	@	BMC Software, Inc.	21,000
600	@	Citrix Systems, Inc.	14,292
2,250		Computer Associates Intl., Inc.	60,975
3,800	@	Compuware Corp.	27,360
1,150	@	Electronic Arts, Inc.	59,547
5,116		First Data Corp.	201,109
800	@	Fiserv, Inc.	31,840
850		IMS Health, Inc.	20,732
750	@	Intuit, Inc.	32,828
200	@	Mercury Interactive Corp.	9,476
37,850	@	Microsoft Corp.	914,834
1,750	@	Novell, Inc.	10,430
35,100	@	Oracle Corp.	438,047
1,750	@	Siebel Systems, Inc.	15,978
1,700	@	Veritas Software Corp.	39,474
			2,168,012
		Telecommunications: 5.2%
1,500		Alltel Corp.	82,275
3,000		AT&T Corp.	56,250
1,800	@	Avaya, Inc.	21,024
8,900		BellSouth Corp.	233,981
550		CenturyTel, Inc.	18,062
23,750	@	Cisco Systems, Inc.	424,887
1,600		Citizens Communications Co.	20,704
900	@	Comverse Technology, Inc.	22,698
2,000	@	Corning, Inc.	22,260
3,417	@	Lucent Technologies, Inc.	9,397
15,600		Motorola, Inc.	233,532
5,450	@	Nextel Communications, Inc.	154,889
6,050		QUALCOMM, Inc.	221,733
16,000		SBC Communications, Inc.	379,039
1,350		Scientific-Atlanta, Inc.	38,097
7,250		Sprint Corp.	164,938
1,450	@	Tellabs, Inc.	10,585
2,750		Verizon Communications, Inc.	97,625
			2,211,976
		Textiles: 0.1%
700		Cintas Corp.	28,917
			28,917

PORTFOLIO OF INVESTMENTS

ING Aeltus Enhanced Index Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Toys/Games/Hobbies: 0.2%
1,100		Hasbro, Inc.		$22,495
2,650		Mattel, Inc.		56,578
				79,073
		Transportation: 1.7%
1,450		Burlington Northern Santa Fe Corp.		78,199
1,400		CSX Corp.		58,310
1,950		FedEx Corp.		183,203
1,600		Norfolk Southern Corp.		59,280
950		Union Pacific Corp.		66,215
4,150		United Parcel Service, Inc.		301,870
				747,077
		Total Common Stock (Cost $42,450,457)		44,674,968

		Total Investments In Securities (Cost $42,450,457)*	104.4%	$44,674,968
		Other Assets and Liabilities—Net	(4.4)	(1,879,297)
		Net Assets	100.0%	$42,795,671

	@	Non-income producing sec
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $43,829,046.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,780,132
		Gross Unrealized Depreciation		(1,934,210)
		Net Unrealized Appreciation		$845,922

PORTFOLIO OF INVESTMENTS

ING American Century Select Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%
		Auto Parts and Equipment: 0.7%
31,720	@@	Autoliv, Inc.	$1,511,458
			1,511,458
		Banks: 1.6%
17,940		Fifth Third Bancorp	771,061
53,550		The Bank of New York Co., Inc.	1,555,627
43,580		U.S. Bancorp	1,255,976
			3,582,664
		Beverages: 4.3%
41,030		Anheuser-Busch Cos., Inc.	1,944,412
57,940		Coca-Cola Co.	2,414,360
32,800	@@	Diageo PLC	462,752
89,930		PepsiCo, Inc.	4,768,988
			9,590,512
		Biotechnology: 1.9%
71,850	@	Amgen, Inc.	4,182,389
			4,182,389
		Commercial Services: 10.7%
38,950	@	Apollo Group, Inc.	2,884,637
301,050		Aramark Corp.	7,911,593
2,350		H&R Block, Inc.	118,863
1,927,500	@@	Hopewell Highway Infrastructure Ltd.	1,358,164
29,290	@	Iron Mountain, Inc.	844,724
113,500		Paychex, Inc.	3,725,070
137,260	@	Weight Watchers Intl., Inc.	5,899,435
1,614,000	@@	Zhejiang Expressway Co. Ltd.	1,136,556
			23,879,042
		Computers: 1.7%
101,118	@	Dell, Inc.	3,884,954
			3,884,954
		Cosmetics/Personal Care: 4.7%
41,022		Avon Products, Inc.	1,761,485
13,220		Colgate-Palmolive Co.	689,687
67,380		Estee Lauder Cos., Inc.	3,030,752
31,340		Gillette Co.	1,582,043
63,770		Procter & Gamble Co.	3,379,811
			10,443,778
		Diversified Financial Services: 4.8%
89,330		Citigroup, Inc.	4,014,490
25,210		Morgan Stanley	1,443,273
103,210		SLM Corp.	5,143,986
			10,601,749
		Electronics: 1.1%
61,250	@@	Koninklijke Philips Electronics NV	1,691,105
27,380	@@	Koninklijke Philips Electronics NV – New York Shares	753,498
			2,444,603

PORTFOLIO OF INVESTMENTS

ING American Century Select Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Entertainment: 0.5%
37,830		International Game Technology	$1,008,548
			1,008,548
		Environmental Control: 0.5%
37,720		Waste Management, Inc.	1,088,222
			1,088,222
		Food: 1.8%
14,565	@@	Nestle SA	4,005,160
			4,005,160
		Healthcare-Products: 6.0%
125,320		Johnson & Johnson	8,416,491
76,930		Medtronic, Inc.	3,919,584
5,950		Stryker Corp.	265,430
12,900	@	Varian Medical Systems, Inc.	442,212
3,840	@	Zimmer Holdings, Inc.	298,790
			13,342,507
		Healthcare-Services: 5.2%
120,650		UnitedHealth Group, Inc.	11,507,597
			11,507,597
		Holding Companies: 0.1%
130,000	@@	China Merchants Holdings Intl. Co. Ltd.	254,543
			254,543
		Household Products/Wares: 3.0%
212,418	@	Yankee Candle Co., Inc.	6,733,651
			6,733,651
		Insurance: 7.1%
118,020		American Intl. Group, Inc.	6,539,488
71,500	@@	Axis Capital Holdings Ltd.	1,933,360
40	@	Berkshire Hathaway, Inc. — Class A	3,480,000
1,196	@	Berkshire Hathaway, Inc. — Class B	3,415,776
14,980		Marsh & McLennan Cos., Inc.	455,692
			15,824,316
		Internet: 3.9%
3,830	@	Amazon.com, Inc.	131,254
73,250	@	eBay, Inc.	2,729,295
2,340	@	Google, Inc.	422,393
207,190	@	IAC/InterActiveCorp.	4,614,122
22,260	@	Symantec Corp.	474,806
10,840	@	Yahoo!, Inc.	367,476
			8,739,346
		Leisure Time: 2.9%
75,870		Carnival Corp.	3,930,824
43,560		Harley-Davidson, Inc.	2,516,026
			6,446,850
		Lodging: 2.6%
83,546	@@	Four Seasons Hotels, Inc.	5,906,702
			5,906,702

PORTFOLIO OF INVESTMENTS

ING American Century Select Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 1.4%
49,620	@	Univision Communications, Inc.	$1,373,977
35,770		Viacom, Inc.	1,245,869
28,710	@	Westwood One, Inc.	584,249
			3,204,095
		Miscellaneous Manufacturing: 0.8%
51,500		General Electric Co.	1,857,090
			1,857,090
		Oil and Gas: 0.9%
11,830		Apache Corp.	724,351
4,420	@@	BP PLC ADR	275,808
4,760		EOG Resources, Inc.	232,002
13,280		Exxon Mobil Corp.	791,488
			2,023,649
		Oil and Gas Services: 0.3%
13,690		BJ Services Co.	710,237
			710,237
		Pharmaceuticals: 8.1%
52,993	@@	Altana AG	3,367,397
40,130		Eli Lilly & Co.	2,090,773
65,150	@	Forest Laboratories, Inc.	2,407,293
35,620	@	Gilead Sciences, Inc.	1,275,196
10,300	@	Neurocrine Biosciences, Inc.	392,018
40,746	@@	Novartis AG	1,908,806
42,760		Pfizer, Inc.	1,123,305
180,480	@@	Teva Pharmaceutical Industries Ltd. ADR	5,594,880
			18,159,668
		Retail: 6.3%
73,170	@	Cabela’s, Inc.	1,509,497
75,840		Home Depot, Inc.	2,900,121
39,640		Lowe’s Cos., Inc.	2,263,048
16,640		Outback Steakhouse, Inc.	761,946
80		Target Corp.	4,002
133,270		Wal-Mart Stores, Inc.	6,678,159
			14,116,773
		Semiconductors: 3.7%
20,320		Analog Devices, Inc.	734,365
144,240	@	Applied Materials, Inc.	2,343,900
84,310	@	Integrated Circuit Systems, Inc.	1,612,007
109,610		Intel Corp.	2,546,240
27,600		Linear Technology Corp.	1,057,356
			8,293,868
		Software: 6.5%
12,290	@	Electronic Arts, Inc.	636,376
86,700		First Data Corp.	3,408,177
61,990	@	Intuit, Inc.	2,713,302
296,880		Microsoft Corp.	7,175,590
40,210	@	Oracle Corp.	501,821
			14,435,266

PORTFOLIO OF INVESTMENTS

ING American Century Select Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 3.2%
206,210	@	Cisco Systems, Inc.		$3,689,096
68,090	@	Nextel Communications, Inc.		1,935,118
41,510		QUALCOMM, Inc.		1,521,342
				7,145,556
		Textiles: 1.6%
83,700		Cintas Corp.		3,457,647
				3,457,647
		Total Common Stock (Cost $223,197,864)		218,382,440

		Total Investments In Securities (Cost $223,197,864)*	97.9%	$218,382,440
		Other Assets and Liabilities—Net	2.1	4,716,421
		Net Assets	100.0%	$223,098,861

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $223,542,433.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,664,319
		Gross Unrealized Depreciation		(9,824,312)
		Net Unrealized Depreciation		$(5,159,993)

At March 31, 2005, the following forward currency exchange contracts were outstanding for the ING American Century Select Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
CHF
Swiss Francs
7,016,267	Sell	04/29/05	5,841,583	5,896,475	(54,892)
					(54,892)
EUR
Euro
903,118	Sell	04/29/05	1,167,330	1,174,446	(7,116)
					(7,116)
EUR
Euro
1,244,590	Sell	04/29/05	1,606,952	1,618,507	(11,555)
					(11,555)
EUR
Euro
1,705,550	Sell	04/29/05	2,202,956	2,217,955	(14,999)
					(14,999)
GBP
British Pound
31,779	Sell	04/29/05	59,476	59,957	(481)
					(481)

PORTFOLIO OF INVESTMENTS

ING American Century Select Portfolio	as of March 31, 2005 (Unaudited)(continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
GBP
British Pound
36,486	Sell	04/29/05	68,324	68,839	(515)
					(515)
GBP
British Pound
64,916	Sell	04/29/05	122,079	122,476	(397)
					(397)

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.2%
		Advertising: 0.3%
6,000		ADVO, Inc.	$224,700
			224,700
		Aerospace/Defense: 0.9%
4,200	@	Alliant Techsystems, Inc.	300,090
5,000		United Defense Industries, Inc.	367,100
			667,190
		Airlines: 0.7%
26,700		Skywest, Inc.	496,353
			496,353
		Apparel: 0.8%
5,100		Kellwood Co.	146,829
10,000		Reebok Intl. Ltd.	443,000
			589,829
		Auto Parts and Equipment: 1.4%
18,800		ArvinMeritor, Inc.	290,836
28,900		Cooper Tire & Rubber Co.	530,604
9,400		Superior Industries Intl., Inc.	248,254
			1,069,694
		Banks: 5.8%
12,200		Associated Banc-Corp	381,006
20,200		Bancorpsouth, Inc.	416,928
7,200		Chemical Financial Corp.	234,036
13,800		Chittenden Corp.	359,766
4,600		Cullen/Frost Bankers, Inc.	207,690
11,900		First Financial Bancorp	217,175
7,500		Fulton Financial Corp.	163,425
20,200		Sky Financial Group, Inc.	541,764
10,200		South Financial Group, Inc.	311,508
23,300		Sterling Bancshares, Inc.	330,860
18,500		Susquehanna Bancshares, Inc.	451,030
3,500		Whitney Holding Corp.	155,785
16,000		Wilmington Trust Corp.	561,600
			4,332,573
		Building Materials: 0.6%
7,500		Martin Marietta Materials, Inc.	419,400
			419,400
		Chemicals: 5.0%
10,200		Engelhard Corp.	306,306
36,100		Ferro Corp.	679,402
3,900	@	FMC Corp.	208,455
25,300		HB Fuller Co.	733,700
6,900		Minerals Technologies, Inc.	453,882
4,500		Olin Corp.	100,350
38,900		Sensient Technologies Corp.	838,684
24,600	@	UAP Holding Corp.	396,060
			3,716,839

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 3.9%
23,200		ABM Industries, Inc.	$446,136
7,800		Banta Corp.	333,840
6,700		CDI Corp.	148,271
14,000		Kelly Services, Inc.	403,060
10,700		Maximus, Inc.	358,343
10,400	@	MedQuist, Inc.	137,800
28,900		MoneyGram Intl., Inc.	545,921
12,114	@	Parexel Intl. Corp.	284,679
7,690	@	Valassis Communications, Inc.	268,842
			2,926,892
		Computers: 3.7%
41,200	@	Electronics for Imaging	735,008
16,100		Imation Corp.	559,475
26,600	@	Pec Solutions, Inc.	334,628
28,800	@	Perot Systems Corp.	387,072
7,900		Reynolds & Reynolds Co.	213,774
29,700	@	Synopsys, Inc.	537,570
			2,767,527
		Distribution/Wholesale: 1.5%
14,000		Hughes Supply, Inc.	416,500
14,300		Owens & Minor, Inc.	388,245
7,100	@	United Stationers, Inc.	321,275
			1,126,020
		Diversified Financial Services: 1.4%
8,500	@	Asset Acceptance Capital Corp.	162,180
4,900	@	optionsXpress Holdings, Inc.	79,331
10,300	@	Piper Jaffray Cos.	376,877
5,000		Raymond James Financial, Inc.	151,500
15,200		Waddell & Reed Financial, Inc.	300,048
			1,069,936
		Electric: 2.1%
26,900		Idacorp, Inc.	763,153
15,700		The Empire District Electric Co.	365,182
22,500		Westar Energy, Inc.	486,900
			1,615,235
		Electrical Components and Equipment: 0.4%
10,200	@	Littelfuse, Inc.	292,230
			292,230
		Electronics: 2.8%
8,500		Analogic Corp.	367,625
20,500	@	Avnet, Inc.	377,610
11,900	@	Benchmark Electronics, Inc.	378,777
9,200	@	Coherent, Inc.	310,592
20,100		Methode Electronics, Inc.	243,411
31,200	@	Vishay Intertechnology, Inc.	387,816
			2,065,831
		Engineering and Construction: 0.9%
20,000		Granite Construction, Inc.	525,400
2,900	@	Jacobs Engineering Group, Inc.	150,568
			675,968

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Environmental Control: 0.3%
15,434	@	Tetra Tech, Inc.	$194,777
			194,777
		Food: 1.1%
8,400		American Italian Pasta Co.	230,160
11,700		Corn Products Intl., Inc.	304,083
10,300	@	Performance Food Group Co.	285,104
			819,347
		Gas: 2.5%
13,100		AGL Resources, Inc.	457,583
15,000		Northwest Natural Gas Co.	542,550
12,500		Southwest Gas Corp.	302,000
19,400		WGL Holdings, Inc.	600,624
			1,902,757
		Hand/Machine Tools: 1.6%
9,000		Kennametal, Inc.	427,410
7,100		Regal-Beloit Corp.	204,409
19,000		Snap-On, Inc.	604,010
			1,235,829
		Healthcare-Products: 1.8%
7,300		Arrow International, Inc.	250,755
7,400	@	Dade Behring Holdings, Inc.	436,082
8,000	@, @@	Orthofix Intl. NV	313,200
19,000	@	Osteotech, Inc.	72,200
12,000	@	Steris Corp.	303,000
			1,375,237
		Healthcare-Services: 1.4%
11,300	@	Alliance Imaging, Inc.	107,915
7,500	@	Renal Care Group, Inc.	284,550
13,100		Universal Health Services, Inc.	686,440
			1,078,905
		Home Builders: 0.7%
3,200		Standard-Pacific Corp.	231,008
9,700	@	WCI Communities, Inc.	291,776
			522,784
		Home Furnishings: 0.7%
16,000		Ethan Allen Interiors, Inc.	512,000
			512,000
		Household Products/Wares: 0.8%
8,500	@	Central Garden & Pet Co.	372,810
7,300		WD-40 Co.	237,177
			609,987
		Housewares: 0.3%
10,200		Libbey, Inc.	214,200
			214,200
		Insurance: 3.7%
11,041	@@	Aspen Insurance Holdings Ltd.	278,344
5,200		Delphi Financial Group, Inc.	223,600
22,800		HCC Insurance Holdings, Inc.	824,448

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2005 (Unaudited)(continued)

Shares			Value

8,200		Horace Mann Educators Corp.	$145,468
27,400	@@	Platinum Underwriters Holdings Ltd.	813,780
7,900		PMI Group, Inc.	300,279
5,600	@	ProAssurance Corp.	221,200
			2,807,119
		Internet: 1.4%
1,700	@	Avocent Corp.	43,622
13,000	@	Internet Security Systems, Inc.	237,900
4,100	@	ProQuest Co.	148,215
31,300	@	TIBCO Software, Inc.	233,185
41,700	@	Verity, Inc.	394,065
			1,056,987
		Investment Companies: 5.5%
12,800		iShares Russell 2000 Index Fund	1,563,520
4,200		iShares Russell 2000 Value Index Fund	773,850
5,100		iShares S&P SmallCap 600 Index Fund	810,135
7,200		iShares S&P SmallCap 600/BARRA Value Index Fund	849,384
11,700		Medallion Financial Corp.	106,938
			4,103,827
		Iron/Steel: 0.5%
9,300		Reliance Steel & Aluminum Co.	372,093
			372,093
		Machinery-Diversified: 1.5%
7,100		Albany Intl. Corp.	219,248
16,100		Briggs & Stratton Corp.	586,201
8,200	@	Kadant, Inc.	152,110
3,430		Tecumseh Products Co.	135,862
			1,093,421
		Media: 1.9%
17,700		Hearst-Argyle Television, Inc.	451,350
27,700		Journal Communications, Inc.	458,435
13,100		Liberty Corp.	531,205
			1,440,990
		Metal Fabricate/Hardware: 2.2%
23,200		Kaydon Corp.	728,480
7,200		Quanex Corp.	383,904
9,400		Timken Co.	256,996
15,500		Worthington Industries, Inc.	298,840
			1,668,220
		Miscellaneous Manufacturing: 4.0%
27,000		AO Smith Corp.	779,490
10,300	@	Applied Films Corp.	238,136
10,600		Aptargroup, Inc.	550,988
15,000		Crane Co.	431,850
23,800	@	Griffon Corp.	509,558
10,700		Lancaster Colony Corp.	455,285
			2,965,307
		Oil and Gas: 3.7%
5,700	@	Cimarex Energy Co.	222,300
4,400	@	Denbury Resources, Inc.	155,012
3,800	@	Encore Acquisition Co.	156,940
19,600		Helmerich & Payne, Inc.	777,924
10,800	@	Spinnaker Exploration Co.	383,724

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2005 (Unaudited)(continued)

Shares			Value

10,000	@	Unit Corp.	$451,700
20,700	@	W&T Offshore, Inc.	429,732
5,800	@	Whiting Petroleum Corp.	236,524
			2,813,856
		Oil and Gas Services: 1.9%
10,700	@	Cal Dive Intl., Inc.	484,710
2,900	@	Cooper Cameron Corp.	165,909
49,500	@	Key Energy Services, Inc.	567,765
7,800	@	W-H Energy Services, Inc.	186,654
			1,405,038
		Packaging and Containers: 1.7%
27,700		Bemis Co.	862,024
15,500		Sonoco Products Co.	447,175
			1,309,199
		Pharmaceuticals: 0.9%
3,200	@	Accredo Health, Inc.	142,112
11,300		Alpharma, Inc.	139,216
18,800	@	Priority Healthcare Corp.	406,644
			687,972
		Pipelines: 0.6%
13,300		Western Gas Resources, Inc.	458,185
			458,185
		Real Estate Investment Trusts: 3.2%
4,000		BRE Properties	141,200
17,000		Commercial Net Lease Realty	313,650
17,900		Getty Realty Corp.	457,345
8,600		Healthcare Realty Trust, Inc.	313,384
3,900		Liberty Property Trust	152,295
5,400		Mack-Cali Realty Corp.	228,690
25,600		Maguire Properties, Inc.	611,328
7,300		Realty Income Corp.	167,024
			2,384,916
		Retail: 8.1%
8,600		Borders Group, Inc.	228,932
8,200	@	Brinker Intl., Inc.	297,004
30,900		Casey’s General Stores, Inc.	555,273
6,800		Cato Corp.	219,300
8,300	@	CEC Entertainment, Inc.	303,780
19,200		Christopher & Banks Corp.	337,920
8,800		Fred’s, Inc.	151,096
6,500	@	HOT Topic, Inc.	142,025
5,700	@	Jack in The Box, Inc.	211,470
21,500		Kenneth Cole Productions, Inc.	626,510
29,000	@	Linens ‘N Things, Inc.	720,071
10,700		Outback Steakhouse, Inc.	489,953
27,900		Pier 1 Imports, Inc.	508,617
9,600		Ruby Tuesday, Inc.	233,184
16,700		Talbots, Inc.	534,066
17,800	@	Zale Corp.	529,016
			6,088,217
		Savings and Loans: 2.3%
13,500		Commercial Federal Corp.	373,275
19,700		Flagstar Bancorp, Inc.	385,135
5,300		MAF Bancorp, Inc.	220,162
32,500		Washington Federal, Inc.	757,575
			1,736,147

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.4%
20,200	@	Integrated Device Technology, Inc.	$243,006
18,000	@	MEMC Electronic Materials, Inc.	242,100
10,300	@	Omnivision Technologies, Inc.	156,045
10,200	@	Varian Semiconductor Equipment Associates, Inc.	387,702
			1,028,853
		Software: 3.1%
20,400	@	Compuware Corp.	146,880
10,900	@	MRO Software, Inc.	152,927
72,000	@	Parametric Technology Corp.	402,480
81,600	@	Sybase, Inc.	1,506,336
5,200	@	THQ, Inc.	146,328
			2,354,951
		Telecommunications: 1.0%
35,200	@	Adaptec, Inc.	168,608
24,700	@	Aeroflex, Inc.	230,451
11,500	@	Andrew Corp.	134,665
4,243	@	Commonwealth Telephone Enterprises, Inc.	200,015
			733,739
		Textiles: 0.8%
15,600		G&K Services, Inc.	628,524
			628,524
		Toys/Games/Hobbies: 0.2%
10,800	@	Leapfrog Enterprises, Inc.	122,580
			122,580
		Transportation: 2.2%
6,500		Alexander & Baldwin, Inc.	267,800
18,000	@@	Arlington Tankers Ltd.	423,000
18,295		Heartland Express, Inc.	350,349
6,000		USF Corp.	289,560
17,900		Werner Enterprises, Inc.	347,797
			1,678,506
		Total Common Stock
		(Cost $67,810,731)	71,460,687

PREFERRED STOCK: 1.2%
		Banks: 0.1%
1,880	@	MB Financial Capital Trust I	50,008
			50,008
		Insurance: 1.0%
5,200		The Phoenix Cos., Inc.	194,376
14,000		United Fire & Casualty Co.	595,000
			789,376
		Real Estate Investment Trusts: 0.1%
1,500		The Mills Corp.	39,600
			39,600
		Total Preferred Stock
		(Cost $729,483)	878,984

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Total Investments In Securities
		(Cost $68,540,214)*	96.4%	$72,339,671
		Other Assets and Liabilities—Net	3.6	2,702,736
		Net Assets	100.0%	$75,042,407

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $69,023,233.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,898,564
		Gross Unrealized Depreciation		(1,582,126)
		Net Unrealized Appreciation		$3,316,438

PORTFOLIO OF INVESTMENTS

ING Baron Small Cap Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.1%
		Advertising: 0.9%
15,000	@, L	Getty Images, Inc.	$1,066,650
10,000	@, L	R.H. Donnelley Corp.	580,900
			1,647,550
		Airlines: 0.9%
90,000	@, L	JetBlue Airways Corp.	1,713,600
			1,713,600
		Apparel: 2.3%
100,000	@, L	Carter’s, Inc.	3,975,000
10,000		Polo Ralph Lauren Corp.	388,000
			4,363,000
		Banks: 4.6%
35,000		Cathay General Bancorp	1,102,500
50,000		Center Financial Corp.	881,500
25,000		East-West Bancorp, Inc.	923,000
75,000		First Republic Bank	2,427,750
70,000		Southwest Bancorp of Texas, Inc.	1,284,500
47,300		UCBH Holdings, Inc.	1,887,270
			8,506,520
		Beverages: 0.2%
15,000	@	Peet’s Coffee & Tea, Inc.	369,750
			369,750
		Biotechnology: 0.8%
32,000	@	Charles River Laboratories Intl., Inc.	1,505,280
			1,505,280
		Building Materials: 1.7%
25,000		Eagle Materials, Inc.	1,970,000
15,000		Eagle Materials, Inc. – Class B	1,214,100
			3,184,100
		Chemicals: 0.8%
65,000	@, L	Symyx Technologies	1,433,250
			1,433,250
		Commercial Services: 13.9%
50,500	@, W, L	ChoicePoint, Inc.	2,025,555
100,000	@	CoStar Group, Inc.	3,685,000
250,000	@, L	DeVry, Inc.	4,730,000
125,000	@	Education Management Corp.	3,493,750
100,000		Gevity HR, Inc.	1,912,000
50,000	@, L	Hewitt Associates, Inc.	1,330,000
40,000	@	LECG Corp.	784,000
50,000	@	PRA Intl.	1,346,500
120,000	@, L	Senomyx, Inc.	1,429,200
25,000	L	Strayer Education, Inc.	2,833,000
64,000	@	Universal Technical Institute, Inc.	2,355,200
			25,924,205

PORTFOLIO OF INVESTMENTS

ING Baron Small Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.4%
60,000	@	Anteon Intl. Corp.	$2,335,800
6,000	@	Kronos, Inc.	306,660
			2,642,460
		Diversified Financial Services: 6.3%
5,000	L	Chicago Mercantile Exchange Holdings, Inc.	970,150
110,000		Cohen & Steers, Inc.	1,815,000
65,000	@, L	First Marblehead Corp.	3,739,450
16,000		Gabelli Asset Management, Inc.	714,400
30,000	@, L	International Securities Exchange, Inc.	780,000
100,000	L	Jefferies Group, Inc.	3,768,000
			11,787,000
		Entertainment: 4.1%
117,700	@, L	Great Wolf Resorts, Inc.	2,936,615
100,000	@, L	Isle of Capri Casinos, Inc.	2,654,000
40,000	@	Scientific Games Corp.	914,000
45,000	@, L	Vail Resorts, Inc.	1,136,250
			7,640,865

		Food: 1.5%
60,000	@	Ralcorp Holdings, Inc.	2,841,000
			2,841,000

		Gas: 1.1%
84,000	@, L	Southern Union Co.	2,109,240
			2,109,240
		Healthcare-Products: 5.3%
80,000	@, L	Edwards Lifesciences Corp.	3,457,600
40,000	@	Gen-Probe, Inc.	1,782,400
14,000	@	Inamed Corp.	978,320
40,000	@	Intuitive Surgical, Inc.	1,818,800
70,000	@, L	Kensey Nash Corp.	1,895,600
			9,932,720
		Healthcare-Services: 7.9%
120,000	@, L	AMERIGROUP Corp.	4,387,200
99,998	@	Centene Corp.	2,998,940
100,000	@	Community Health Systems, Inc.	3,491,000
35,000		Manor Care, Inc.	1,272,600
95,000	@, L	Odyssey Healthcare, Inc.	1,117,200
30,000	@, L	United Surgical Partners Intl., Inc.	1,373,100
			14,640,040
		Home Builders: 1.8%
27,000	L	Beazer Homes USA, Inc.	1,346,220
5,000		Brookfield Homes Corp.	211,050
35,000	@, L	Hovnanian Enterprises, Inc.	1,785,000
			3,342,270
		Home Furnishings: 0.3%
15,000		Ethan Allen Interiors, Inc.	480,000
			480,000
		Insurance: 1.5%
65,000	@, @@, L	Arch Capital Group Ltd.	2,602,600
5,000		Brown & Brown, Inc.	230,450
			2,833,050

PORTFOLIO OF INVESTMENTS

ING Baron Small Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 4.6%
80,000	@, L	Blue Nile, Inc.	$2,212,000
50,000	@	Checkfree Corp.	2,038,000
40,000	@, L	Equinix, Inc.	1,693,600
70,000	@	ProQuest Co.	2,530,500
			8,474,100
		Lodging: 9.6%
50,000		Ameristar Casinos, Inc.	2,734,000
40,000		Choice Hotels Intl., Inc.	2,478,000
14,000	@@, L	Four Seasons Hotels, Inc.	989,800
40,000	@, W	Gaylord Entertainment Co.	1,616,000
61,000	@, @@, L	Kerzner Intl. Ltd.	3,735,030
45,000		Station Casinos, Inc.	3,039,750
50,000	@, L	Wynn Resorts Ltd.	3,387,000
			17,979,580
		Media: 1.6%
17,700	@, L	Citadel Broadcasting Corp.	243,021
40,000	@, L	Cumulus Media, Inc.	570,000
30,000	L	Gray Television, Inc.	434,100
50,000	@, L	Lin TV Corp.	846,500
27,500	@, W, L	Radio One, Inc.	405,625
30,000	@	Saga Communications, Inc.	483,000
			2,982,246
		Oil and Gas: 4.4%
95,000	@, L	Encore Acquisition Co.	3,923,500
35,000		Premcor, Inc.	2,088,800
55,000	@, L	Whiting Petroleum Corp.	2,242,900
			8,255,200
		Oil and Gas Services: 1.9%
80,000	@	FMC Technologies, Inc.	2,654,400
15,000	@, L	SEACOR Holdings, Inc.	956,250
			3,610,650
		Pharmaceuticals: 0.2%
100,000	@, L	Depomed, Inc.	394,000
			394,000
		Real Estate: 1.5%
80,000	@, L	CB Richard Ellis Group, Inc.	2,799,200
			2,799,200
		Real Estate Investment Trusts: 1.9%
7,500	@	Alexander’s, Inc.	1,811,250
160,000		Spirit Finance Corp.	1,737,600
			3,548,850
		Retail: 11.1%
120,000	@, L	Cabela’s, Inc.	2,475,600
100,000	@, L	California Pizza Kitchen, Inc.	2,344,000
100,000	@	Carmax, Inc.	3,150,000
60,000	@, L	Dick’s Sporting Goods, Inc.	2,203,800
50,000	@, L	P.F. Chang’s China Bistro, Inc.	2,990,000
20,000	@, L	Panera Bread Co.	1,130,600

PORTFOLIO OF INVESTMENTS

ING Baron Small Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

20,000	@	PETCO Animal Supplies, Inc.	$736,200
80,000	@, L	Select Comfort Corp.	1,635,200
50,000	@	Texas Roadhouse, Inc.	1,404,000
37,500	@, L	The Cheesecake Factory, Inc.	1,329,375
30,000	@	Tractor Supply Co.	1,309,500
			20,708,275

		Telecommunications: 1.0%
50,000	@, L	American Tower Corp.	911,500
10,000	@	Crown Castle Intl. Corp.	160,600
80,000	@	SBA Communications Corp.	732,800
			1,804,900
		Transportation: 2.0%
80,000	@	Genesee & Wyoming, Inc.	2,072,800
50,000	@	Landstar System, Inc.	1,637,500
			3,710,300
		Total Common Stock (Cost $142,334,883)	181,163,201

Principal Amount				Value

CONVERTIBLE BONDS: 1.6%
		Lodging: 1.6%
$1,000,000	#, C	Wynn Resorts Ltd., 6.000%, due 07/15/15		$3,071,250

		Total Convertible Bonds (Cost $981,874)		3,071,250

		Total Long-Term Investments (Cost $143,316,757)		184,234,451

SHORT TERM INVESTMENTS: 21.4%
		Securities Lending CollateralCC: 21.4%
39,976,206		The Bank of New York Institutional Cash Reserves Fund		39,976,206

		Total Short-Term Investments (Cost $39,976,206)		39,976,206

		Total Investments In Securities	120.1%	$224,210,657
		(Cost $183,292,963)*	(20.1)	(37,554,234)
		Other Assets and Liabilities—Net	100.0%	$186,656,423

		Net Assets

	@	Non-income producing security
	@@	Foreign issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities  Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquidunder the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $183,571,983.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$44,754,280
		Gross Unrealized Depreciation		(4,115,606)
		Net Unrealized Appreciation		$40,638,674

		PORTFOLIO OF INVESTMENTS
ING Fidelity VIP Contrafund Portfolio		as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
167,762		Fidelity VIP Contrafund Fund – Service Class 2 Shares		$4,430,600

		Total Investment Companies
		(Cost $4,446,087)		4,430,600

		Total Investments In Securities
		(Cost $4,446,087)*	100.0%	$4,430,600
		Other Assets and Liabilities—Net	0.0	(1,663)

		Net Assets	100.0%	$4,428,937

	*	Cost for federal income tax purposes is $4,446,885.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(16,285)
		Net Unrealized Depreciation		$(16,285)

	PORTFOLIO OF INVESTMENTS
ING Fidelity VIP Equity Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

INVESTMENT COMPANIES: 100.0%
6,683	Fidelity VIP Equity Income Fund – Service Class 2 Shares		$156,241

	Total Investment Companies
	(Cost $160,063)		156,241

	Total Investments In Securities
	(Cost $160,063)*	100.0%	$156,241
	Other Assets and Liabilities—Net	0.0	(32)
	Net Assets	100.0%	$156,209

*	Cost for federal income tax purposes is $160,104.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(3,863)
	Net Unrealized Depreciation	$(3,863)

PORTFOLIO OF INVESTMENTS

ING Fidelity VIP Growth Portfolio		as of March 31, 2005 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%
44,999		Fidelity VIP Growth Fund – Service Class 2 Shares		$1,363,020

		Total Investment Companies
		(Cost $1,403,668)		1,363,020

		Total Investments In Securities
		(Cost $1,403,668)*	100.0%	$1,363,020
		Other Assets and Liabilities—Net	0.0	(429)

		Net Assets	100.0%	$1,362,591

	*	Cost for federal income tax purposes is $1,403,684.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(40,664)
		Net Unrealized Depreciation		$(40,664)

		PORTFOLIO OF INVESTMENTS
ING Fidelity VIP Mid Cap Portfolio		as of March 31, 2005 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%
11,012		Fidelity VIP Mid Cap Fund – Service Class 2 Shares		$327,262

		Total Investment Companies
		(Cost $328,549)		327,262

		Total Investments In Securities
		(Cost $328,549)*	100.0%	$327,262
		Other Assets and Liabilities—Net	0.0	(115)

		Net Assets	100.0%	$327,147

	*	Cost for federal income tax purposes is the same as for financial
		statement purposes. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(1,287)
		Net Unrealized Depreciation		$(1,287)

PORTFOLIO OF INVESTMENTS

ING Goldman Sachs® Capital Growth Portfolio		as of March 31, 2005 (Unaudited)
Shares			Value

COMMON STOCK: 99.3%
		Advertising: 1.6%
34,900	@	Lamar Advertising Co.	$1,406,121
			1,406,121
		Beverages: 4.3%
14,400		Coca-Cola Co.	600,048
57,490		PepsiCo, Inc.	3,048,695
			3,648,743
		Biotechnology: 2.4%
35,800	@	Amgen, Inc.	2,083,918
			2,083,918
		Commercial Services: 3.7%
76,159		Cendant Corp.	1,564,306
14,800		Moody’s Corp.	1,196,728
11,050	@	Valassis Communications, Inc.	386,308
			3,147,342
		Computers: 3.4%
76,370	@	Dell, Inc.	2,934,135
			2,934,135
		Cosmetics/Personal Care: 4.2%
53,330		Avon Products, Inc.	2,289,990
24,780		Procter & Gamble Co.	1,313,340
			3,603,330
		Diversified Financial Services: 11.9%
67,050		Charles Schwab Corp.	704,696
7,520		Citigroup, Inc.	337,949
45,800		Fannie Mae	2,493,809
36,000		Freddie Mac	2,275,200
24,324		J.P. Morgan Chase & Co.	841,610
84,630		MBNA Corp.	2,077,667
11,870		Merrill Lynch & Co., Inc.	671,842
12,950		Morgan Stanley	741,388
			10,144,161
		Entertainment: 0.9%
32,400		GTECH Holdings Corp.	762,372
			762,372
		Food: 1.6%
20,500		Wm. Wrigley Jr. Co.	1,344,185
			1,344,185
		Healthcare-Products: 2.8%
27,520		Medtronic, Inc.	1,402,144
9,200	@	St. Jude Medical, Inc.	331,200
7,300		Stryker Corp.	325,653
4,410	@	Zimmer Holdings, Inc.	343,142
			2,402,139

PORTFOLIO OF INVESTMENTS

ING Goldman Sachs® Capital Growth Portfolio		as of March 31, 2005 (Unaudited)(continued)
Shares			Value

		Insurance: 0.7%
16,700	@@	Willis Group Holdings Ltd.	$615,729
			615,729
		Internet: 3.6%
22,100	@	eBay, Inc.	823,446
7,960	@	Google, Inc.	1,436,860
23,620	@	Yahoo!, Inc.	800,718
			3,061,024
		Leisure Time: 0.5%
8,090		Carnival Corp.	419,143
			419,143
		Lodging: 4.2%
21,710		Harrah’s Entertainment, Inc.	1,402,032
18,200		Marriott Intl., Inc.	1,216,852
16,300		Starwood Hotels & Resorts Worldwide, Inc.	978,489
			3,597,373
		Media: 13.4%
10,884		Clear Channel Communications, Inc.	375,171
20,250		E.W. Scripps Co.	987,188
11,880		Gannett Co., Inc.	939,470
49,000	@	Liberty Media Corp.	508,130
33,210		McGraw-Hill Cos., Inc.	2,897,572
119,100	@	Time Warner, Inc.	2,090,205
33,700	@	Univision Communications, Inc.	933,153
67,942		Viacom, Inc.	2,366,420
19,650	@	Westwood One, Inc.	399,878
			11,497,187
		Miscellaneous Manufacturing: 2.5%
8,000		3M Co.	685,520
43,560	@@	Tyco Intl. Ltd.	1,472,328
			2,157,848
		Oil and Gas: 1.8%
9,080	@@	Canadian Natural Resources Ltd.	515,926
10,568		Exxon Mobil Corp.	629,853
9,210	@@	Suncor Energy, Inc.	370,334
			1,516,113
		Pharmaceuticals: 7.2%
40,060	@	Caremark Rx, Inc.	1,593,587
12,900		Eli Lilly & Co.	672,090
20,380	@	Medco Health Solutions, Inc.	1,010,237
58,260		Pfizer, Inc.	1,530,490
31,050		Wyeth	1,309,689
			6,116,093
		Retail: 9.8%
12,860	@	Dollar Tree Stores, Inc.	369,468
40,300		Family Dollar Stores, Inc.	1,223,508
45,320		Lowe’s Cos., Inc.	2,587,319
29,960	@	Petco Animal Supplies, Inc.	1,102,828
7,340		Target Corp.	367,147
55,240		Wal-Mart Stores, Inc.	2,768,075
			8,418,345

PORTFOLIO OF INVESTMENTS

ING Goldman Sachs® Capital Growth Portfolio		as of March 31, 2005 (Unaudited)(continued)
Shares				Value

		Savings and Loans: 0.6%
8,800		Golden West Financial Corp.		$532,400
				532,400
		Semiconductors: 3.0%
26,910		Intel Corp.		625,119
50,410		Linear Technology Corp.		1,931,207
				2,556,326
		Software: 7.0%
14,800	@	Electronic Arts, Inc.		766,344
42,100		First Data Corp.		1,654,951
147,810		Microsoft Corp.		3,572,568
				5,993,863
		Telecommunications: 8.2%
37,800	@	American Tower Corp.		689,094
128,360	@	Cisco Systems, Inc.		2,296,360
39,900	@	Crown Castle Intl. Corp.		640,794
11,050	@	Nextel Communications, Inc.		314,041
76,140		QUALCOMM, Inc.		2,790,531
13,200		Sprint Corp.		300,300
				7,031,120
		Total Common Stock
		(Cost $82,599,689)		84,989,010
		Total Investments In Securities
		(Cost $82,599,689)*	99.3%	$84,989,010
		Other Assets and Liabilities—Net	0.7	637,434
		Net Assets	100.0%	$85,626,444

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $83,520,045.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,773,986
		Gross Unrealized Depreciation		(6,305,021)
		Net Unrealized Appreciation		$1,468,965

		PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio		as of March 31, 2005 (Unaudited)
Shares			Value

COMMON STOCK: 99.7%
		Advertising: 0.1%
4,000		Catalina Marketing Corp.	$103,600
			103,600
		Aerospace/Defense: 3.7%
20,300		Boeing Co.	1,186,738
29,800		Northrop Grumman Corp.	1,608,604
30,400		Raytheon Co.	1,176,480
			3,971,822
		Agriculture: 4.6%
7,900		Altria Group, Inc.	516,581
62,999		Archer-Daniels-Midland Co.	1,548,515
27,700		Monsanto Co.	1,786,650
4,400		Reynolds American, Inc.	354,596
14,900		UST, Inc.	770,330
			4,976,672
		Auto Manufacturers: 1.0%
97,200		Ford Motor Co.	1,101,276
			1,101,276
		Banks: 7.2%
78,900		Bank of America Corp.	3,479,490
27,000		U.S. Bancorp	778,140
16,400		UnionBanCal Corp.	1,004,500
49,700		Wachovia Corp.	2,530,227
			7,792,357
		Biotechnology: 2.1%
17,900	@	Amgen, Inc.	1,041,959
30,000	@	Biogen Idec, Inc.	1,035,300
4,100	@	Charles River Laboratories Intl., Inc.	192,864
			2,270,123
		Chemicals: 0.6%
17,000		Lubrizol Corp.	690,880
			690,880
		Commercial Services: 2.9%
65,100		Cendant Corp.	1,337,154
22,200		Moody’s Corp.	1,795,092
			3,132,246
		Computers: 6.2%
51,700	@	Apple Computer, Inc.	2,154,339
30,200	@	Computer Sciences Corp.	1,384,670
34,400		International Business Machines Corp.	3,143,472
2,200	@, X	Seagate Technology, Inc.	—
			6,682,481

		PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio		as of March 31, 2005 (Unaudited)(continued)
Shares			Value

		Cosmetics/Personal Care: 2.6%
9,900		Gillette Co.	$499,752
43,800		Procter & Gamble Co.	2,321,400
			2,821,152
		Diversified Financial Services: 5.4%
4,700	@	AmeriCredit Corp.	110,168
15,866		Citigroup, Inc.	713,018
13,400		Freddie Mac	846,880
79,600		J.P. Morgan Chase & Co.	2,754,160
26,000		Merrill Lynch & Co., Inc.	1,471,600
			5,895,826
		Electric: 1.9%
19,400		Edison Intl.	673,568
3,400		FPL Group, Inc.	136,510
16,300	@	NRG Energy, Inc.	556,645
20,900		PG&E Corp.	712,690
			2,079,413
		Electrical Components and Equipment: 0.5%
9,500	@	Energizer Holdings, Inc.	568,100
			568,100
		Food: 1.8%
31,900		Pilgrim’s Pride Corp.	1,139,468
6,600		Ruddick Corp.	152,790
8,800		SUPERVALU, Inc.	293,480
20,500		Tyson Foods, Inc.	341,940
			1,927,678
		Healthcare-Products: 4.4%
4,700		Becton Dickinson & Co.	274,574
3,000		Guidant Corp.	221,700
55,700		Johnson & Johnson	3,740,812
11,600		Medtronic, Inc.	591,020
			4,828,106
		Healthcare-Services: 0.9%
11,200	W	Aetna, Inc.	839,440
3,300	@	Humana, Inc.	105,402
			944,842
		Home Furnishings: 1.2%
14,500		Harman Intl. Industries, Inc.	1,282,670
			1,282,670
		Household Products/Wares: 0.1%
4,100		American Greetings Corp.	104,468
			104,468
		Insurance: 5.3%
408	@	Alleghany Corp.	113,016
26,100		Loews Corp.	1,919,394
24,500		MBIA, Inc.	1,280,860
35,500		Prudential Financial, Inc.	2,037,700
8,200		WR Berkley Corp.	406,720
			5,757,690

		PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio		as of March 31, 2005 (Unaudited)(continued)
Shares			Value

		Internet: 1.6%
5,600	@	Checkfree Corp.	$228,256
11,700	@	Symantec Corp.	249,561
37,100	@	Yahoo!, Inc.	1,257,690
			1,735,507
		Iron/Steel: 0.7%
4,500		Nucor Corp.	259,020
11,000		United States Steel Corp.	559,350
			818,370
		Leisure Time: 1.3%
19,900		Polaris Industries, Inc.	1,397,577
			1,397,577
		Lodging: 0.4%
6,500		Choice Hotels International, Inc.	402,675
			402,675
		Machinery-Diversified: 0.4%
7,600		Rockwell Automation, Inc.	430,464
			430,464
		Media: 7.2%
45,800	@	Comcast Corp.	1,547,124
10,400		Hearst-Argyle Television, Inc.	265,200
95,000	@	Liberty Media Corp.	985,150
144,150	@	Time Warner, Inc.	2,529,833
66,811		Viacom, Inc.	2,327,027
4,000		Walt Disney Co.	114,920
			7,769,254
		Mining: 0.2%
2,200		Newmont Mining Corp.	92,950
2,500		Southern Peru Copper Corp.	138,650
			231,600
		Miscellaneous Manufacturing: 3.3%
82,400		General Electric Co.	2,971,344
17,200	@@	Tyco Intl. Ltd.	581,360
			3,552,704
		Oil and Gas: 9.3%
11,200		Anadarko Petroleum Corp.	852,320
39,200		Burlington Resources, Inc.	1,962,744
19,179		ConocoPhillips	2,068,263
42,000		Devon Energy Corp.	2,005,500
53,472		Exxon Mobil Corp.	3,186,931
			10,075,758
		Pharmaceuticals: 5.6%
7,400		Allergan, Inc.	514,078
17,100	@	ImClone Systems, Inc.	589,950
39,400		Merck & Co., Inc.	1,275,378
139,795		Pfizer, Inc.	3,672,415
			6,051,821
		Real Estate Investment Trusts: 0.4%
12,000		Equity Office Properties Trust	361,560
3,100		ProLogis	115,010
			476,570

		PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio		as of March 31, 2005 (Unaudited)(continued)
Shares				Value

		Retail: 2.3%
34,400	@	Autonation, Inc.		$651,536
18,837		Circuit City Stores, Inc.		302,334
6,500		CVS Corp.		342,030
15,000		Dillard’s, Inc.		403,500
1,600	@	Sears Holdings Corp.		213,072
5,900		Wal-Mart Stores, Inc.		295,649
7,000		Walgreen Co.		310,940
				2,519,061
		Savings and Loans: 0.3%
5,000		Golden West Financial Corp.		302,500
				302,500
		Semiconductors: 1.8%
83,300	@	Advanced Micro Devices, Inc.		1,342,796
35,900	@	Freescale Semiconductor, Inc.		608,505
				1,951,301
		Software: 5.1%
53,500		Autodesk, Inc.		1,592,160
165,600		Microsoft Corp.		4,002,552
				5,594,712
		Telecommunications: 5.4%
8,800		Alltel Corp.		482,680
8,200		CenturyTel, Inc.		269,288
125,900		Motorola, Inc.		1,884,723
29,100		Sprint Corp.		662,025
73,200		Verizon Communications, Inc.		2,598,600
				5,897,316
		Transportation: 1.9%
3,200		Burlington Northern Santa Fe Corp.		172,576
12,700		FedEx Corp.		1,193,165
17,200		J.B. Hunt Transport Services, Inc.		752,844
				2,118,585
		Total Common Stock
		(Cost $102,853,009)		108,257,177
		Total Investments In Securities
		(Cost $102,853,009)*	99.7%	$108,257,177
		Other Assets and Liabilities—Net	0.3	323,940
		Net Assets	100.0%	$108,581,117

	@	Non-income producing security
	@@	Foreign issuer
	W	When-issued or delayed delivery security.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $103,400,465.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,362,050
		Gross Unrealized Depreciation		(4,505,338)
		Net Unrealized Appreciation		$4,856,712

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss

S&P 500	9	$532,800	06/17/2005	$(7,858)

	PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio	as of March 31, 2005 (Unaudited)
Shares		Value

COMMON STOCK: 96.5%
	AUSTRALIA: 1.7%
498,800	BHP Billiton Ltd.	$6,965,706
198,875	News Corp.	3,506,009
		10,471,715
	BELGIUM: 2.2%
337,030	Dexia	8,040,630
23,500	Fortis (NL)	671,787
191,960	Fortis Group	5,494,700
		14,207,117
	BRAZIL: 1.5%
294,182	Cia Vale do Rio Doce ADR	9,299,093
		9,299,093
	FINLAND: 1.1%
464,520	Nokia OYJ	7,183,760
		7,183,760
	FRANCE: 11.6%
325,578	AXA	8,699,235
131,630	BNP Paribas	9,359,584
173,330	Cie de Saint-Gobain	10,593,886
98,853	Dassault Systemes SA	4,677,286
84,548	Imerys SA	6,403,519
65,810	Lafarge SA	6,394,900
118,892	Total SA	27,905,070
		74,033,480
	GERMANY: 5.9%
79,500	BASF AG	5,637,629
203,690	Bayerische Motoren Werke AG	9,262,560
254,880	Deutsche Post AG	6,220,897
21,900	SAP AG	3,521,320
74,800	Schering AG	4,996,635
97,740	Siemens AG	7,737,336
		37,376,377
	ITALY: 5.1%
874,640	ENI S.p.A.	22,789,501
189,300	Mediaset S.p.A.	2,729,150
2,205,213	Telecom Italia S.p.A.	6,911,970
		32,430,621
	IRELAND: 0.8%
337,310	Bank of Ireland	5,313,819
		5,313,819
	JAPAN: 17.8%
194,900	Canon, Inc.	10,440,148
216,600	Chugai Pharmaceutical Co. Ltd.	3,330,155
84,600	Credit Saison Co. Ltd.	3,040,093
195,000	Daikin Industries Ltd.	4,906,548

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio		as of March 31, 2005 (Unaudited)(continued)
Shares			Value

62,500		Fanuc Ltd.	$3,904,814
24,000		Hirose Electric Co. Ltd.	2,450,444
173,900		Honda Motor Co. Ltd.	8,702,994
61,400		Hoya Corp.	6,757,635
173,000		Kao Corp.	3,980,581
255,000		Matsushita Electric Industrial Co. Ltd.	3,752,408
436,600		Mitsubishi Corp.	5,660,861
745		Mitsubishi Tokyo Financial Group, Inc.	6,433,834
823,000		Nikko Cordial Corp.	4,111,103
25,000		Nintendo Co. Ltd.	2,728,450
680		Nippon Telegraph & Telephone Corp.	2,975,414
115,200		Nitto Denko Corp.	6,035,904
104,500		Secom Co. Ltd.	4,345,164
191,000		Sharp Corp.	2,888,199
146,100		Shin-Etsu Chemical Co. Ltd.	5,529,090
36,600		SMC Corp.	4,136,281
835,000		Sumitomo Corp.	7,155,659
45,580		Takefuji Corp.	3,072,550
215,600		Yamanouchi Pharmaceutical Co. Ltd.	7,294,138
			113,632,467
		MEXICO: 0.6%
75,500	L	Fomento Economico Mexicano SA de CV ADR	4,043,025
			4,043,025
		NETHERLANDS: 4.1%
332,520		ABN AMRO Holding NV	8,268,332
246,300		Koninklijke Philips Electronics NV	6,800,313
390,150		Reed Elsevier NV	5,904,258
260,880		Wolters Kluwer NV	4,776,674
			25,749,577
		RUSSIA: 0.0%
49,769	@, L	YUKOS Oil Co. ADR	109,492
			109,492
		SOUTH KOREA: 1.4%
25,700	#, L	Samsung Electronics Co. Ltd. GDR	6,352,240
116,500	L	SK Telecom Co. Ltd. ADR	2,297,380
			8,649,620
		SPAIN: 2.4%
153,960		Altadis SA	6,311,021
138,300		Banco Popular Espanol SA	8,972,439
			15,283,460
		SWEDEN: 0.9%
2,039,000	@	Telefonaktiebolaget LM Ericsson	5,774,811
			5,774,811
		SWITZERLAND: 11.2%
158,100		Adecco SA	8,717,966
125,785		Holcim Ltd.	7,766,085
43,864		Nestle SA	12,061,953
249,760		Novartis AG	11,700,375
92,380		Roche Holding AG	9,940,185
160,500		UBS AG	13,606,878
42,835	@	Zurich Financial Services AG	7,549,007
			71,342,449

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio		as of March 31, 2005 (Unaudited)(continued)
Shares				Value

		UNITED KINGDOM: 28.2%
480,680		Allied Domecq PLC		$4,845,703
377,570		Aviva PLC		4,528,760
1,031,050		Barclays PLC		10,552,341
1,249,420		BG Group PLC		9,713,211
360,000		British Land Co. PLC		5,468,973
1,346,231		Centrica PLC		5,873,534
715,513		GlaxoSmithKline PLC		16,412,353
1,169,600		HSBC Holdings PLC		18,602,319
273,214		Intercontinental Hotels Group PLC		3,191,879
1,292,900		Kingfisher PLC		7,052,266
668,348		National Grid Transco PLC		6,196,197
180,070		Reckitt Benckiser PLC		5,717,565
324,842		Royal Bank of Scotland Group PLC		10,333,962
282,130		Schroders PLC		3,511,714
582,734		Smith and Nephew PLC		5,466,835
352,900		Standard Chartered PLC		6,346,643
1,979,881		Tesco PLC		11,840,703
7,720,035		Vodafone Group PLC		20,501,047
2,578,943		Wm. Morrison Supermarkets PLC		9,560,816
542,000		Wolseley PLC		11,348,987
207,959		WPP Group PLC		2,364,261
				179,430,069
		Total Common Stock
		(Cost $481,503,266)		614,330,952

Principal Amount				Value

SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc): 1.6%
$10,337,605		The Bank of New York Institutional Cash Reserves Fund		$10,337,605
		Total Short-Term Investments
		(Cost $10,337,605)		10,337,605
		Total Investments In Securities
		(Cost $491,840,871)*	98.1%	$624,668,557
		Other Assets and Liabilities—Net	1.9	12,207,346
		Net Assets	100.0%	$636,875,903

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is $495,104,934.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$133,275,653
		Gross Unrealized Depreciation		(3,712,030)
		Net Unrealized Appreciation		$129,563,623

PORTFOLIO OF INVESTMENTS

ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%
		Aerospace/Defense: 1.4%
25,600	L	United Defense Industries, Inc.	$1,879,552
			1,879,552
		Apparel: 4.1%
38,300	@, L	Columbia Sportswear Co.	2,038,709
56,000		VF Corp.	3,311,840
			5,350,549
		Auto Parts and Equipment: 0.8%
20,900		BorgWarner, Inc.	1,017,412
			1,017,412
		Banks: 7.0%
13,900		Cullen/Frost Bankers, Inc.	627,585
27,900	L	M & T Bank Corp.	2,847,474
88,550		North Fork Bancorp, Inc.	2,456,377
26,800		Northern Trust Corp.	1,164,192
23,100	L	TCF Financial Corp.	627,165
41,700		Wilmington Trust Corp.	1,463,670
			9,186,463
		Beverages: 0.9%
21,300		Brown-Forman Corp.	1,166,175
			1,166,175
		Building Materials: 3.0%
15,900		American Standard Cos., Inc.	739,032
20,950		Florida Rock Industries, Inc.	1,232,279
35,200	L	Vulcan Materials Co.	2,000,416
			3,971,727
		Chemicals: 5.4%
35,200		Albemarle Corp.	1,279,872
18,500		Ashland, Inc.	1,248,195
29,900		International Flavors & Fragrances, Inc.	1,181,050
17,400		PPG Industries, Inc.	1,244,448
19,700		Sherwin-Williams Co.	866,603
20,000	L	Sigma-Aldrich Corp.	1,225,000
			7,045,168
		Commercial Services: 0.7%
42,800	@	Interactive Data Corp.	888,100
			888,100
		Computers: 1.6%
19,900	@	Affiliated Computer Services, Inc.	1,059,476
12,300	@	Lexmark Intl., Inc.	983,631
			2,043,107
		Distribution/Wholesale: 0.6%
19,100		Genuine Parts Co.	830,659
			830,659

PORTFOLIO OF INVESTMENTS

ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 1.7%
18,750	L	Legg Mason, Inc.	$1,465,125
13,200		T. Rowe Price Group, Inc.	783,816
			2,248,941
		Electric: 3.7%
24,300		DPL, Inc.	607,500
36,400		Energy East Corp.	954,408
18,700		PPL Corp.	1,009,613
35,500		SCANA Corp.	1,356,810
46,100		Westar Energy, Inc.	997,604
			4,925,935
		Environmental Control: 0.8%
31,000		Republic Services, Inc.	1,037,880
			1,037,880
		Food: 2.6%
45,150	@	Dean Foods Co.	1,548,645
32,600		Hormel Foods Corp.	1,014,186
18,273	L	J.M. Smucker Co.	919,132
			3,481,963
		Forest Products and Paper: 0.5%
19,400		MeadWestvaco Corp.	617,308
			617,308
		Gas: 1.3%
19,300		AGL Resources, Inc.	674,149
10,000		Energen Corp.	666,000
8,900		UGI Corp.	404,238
			1,744,387
		Healthcare-Services: 4.1%
41,200	@	Coventry Health Care, Inc.	2,807,368
28,400		Manor Care, Inc.	1,032,624
6,800		Quest Diagnostics, Inc.	714,884
21,400	@	Renal Care Group, Inc.	811,916
			5,366,792
		Household Products/Wares: 2.2%
16,500		Clorox Co.	1,039,335
22,400		Fortune Brands, Inc.	1,806,112
			2,845,447
		Insurance: 10.6%
93,600		Assurant, Inc.	3,154,320
30,725		Cincinnati Financial Corp.	1,339,917
43,400	@@	IPC Holdings Ltd.	1,704,752
23,400		MGIC Investment Corp.	1,443,078
93,300		Old Republic Intl. Corp.	2,172,957
16,800	@@	PartnerRe Ltd.	1,085,280
30,700		Principal Financial Group	1,181,643
24,400		SAFECO Corp.	1,188,524
19,600	@@	Willis Group Holdings Ltd.	722,652
			13,993,123

PORTFOLIO OF INVESTMENTS

ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 4.1%
41,100		Dex Media, Inc.	$848,715
35,326	L	E.W. Scripps Co.	1,722,143
27,000	L	Gannett Co., Inc.	2,135,160
10,400	L	Knight-Ridder, Inc.	699,400
			5,405,418
		Miscellaneous Manufacturing: 4.6%
23,700	L	Carlisle Cos., Inc.	1,653,549
19,200		Cooper Industries Ltd.	1,373,184
38,400	L	Crane Co.	1,105,536
17,600		Harsco Corp.	1,049,136
13,500		Parker Hannifin Corp.	822,420
			6,003,825
		Oil and Gas: 5.4%
42,900		Burlington Resources, Inc.	2,148,003
55,600		Devon Energy Corp.	2,654,900
19,200		Marathon Oil Corp.	900,864
23,800	L	Premcor, Inc.	1,420,384
			7,124,151
		Packaging and Containers: 1.7%
19,700		Ball Corp.	817,156
61,000	@, L	Pactiv Corp.	1,424,350
			2,241,506
		Pharmaceuticals: 0.5%
19,300		Omnicare, Inc.	684,185
			684,185
		Pipelines: 2.6%
35,800	L	Kinder Morgan, Inc.	2,710,060
12,400	L	Questar Corp.	734,700
			3,444,760
		Real Estate: 1.4%
32,800	@@	Brookfield Properties Co.	1,262,800
9,700		Forest City Enterprises, Inc.	618,860
			1,881,660
		Real Estate Investment Trusts: 1.8%
16,200		PS Business Parks, Inc.	652,860
7,400		Public Storage, Inc.	421,356
27,406	L	Rayonier, Inc.	1,357,419
			2,431,635
		Retail: 10.7%
35,900		Applebees Intl., Inc.	989,404
77,600	@, L	Autonation, Inc.	1,469,744
41,700	@	Autozone, Inc.	3,573,690
62,500		Family Dollar Stores, Inc.	1,897,500
16,700		May Department Stores Co.	618,234
43,500		Outback Steakhouse, Inc.	1,991,865
30,600		Tiffany & Co.	1,056,312
70,300		TJX Cos., Inc.	1,731,489
28,000	@, L	Tuesday Morning Corp.	808,360
			14,136,598

PORTFOLIO OF INVESTMENTS

ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 3.2%
49,900		Golden West Financial Corp.	$3,018,950
26,900		Webster Financial Corp.	1,221,529
			4,240,479
		Software: 1.7%
32,600		Computer Associates Intl., Inc.	883,460
54,600		IMS Health, Inc.	1,331,694
			2,215,154
		Telecommunications: 4.2%
37,700	L	Alltel Corp.	2,067,845
64,400		CenturyTel, Inc.	2,114,896
16,300	L	Telephone & Data Systems, Inc.	1,330,080
			5,512,821
		Textiles: 0.7%
10,700	@, L	Mohawk Industries, Inc.	902,010
		Total Common Stock (Cost $114,640,210)	125,864,890

Principal Amount				Value

SHORT-TERM INVESTMENTS: 11.9%
		Securities Lending CollateralCC: 11.9%		$15,633,427
$15,633,427		The Bank of New York Institutional Cash Reserves Fund
		Total Short Term Investments (Cost $15,633,427)		15,633,427
		Total Investments In Securities (Cost $130,273,637)*	107.5%	$141,498,317
		Other Assets and Liabilities—Net	(7.5)	(9,898,270)
		Net Assets	100.0%	$131,600,047

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is $130,330,497.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,059,295
		Gross Unrealized Depreciation		(891,475)
		Net Unrealized Appreciation		$11,167,820

PORTFOLIO OF INVESTMENTS

ING MFS Capital Opportunities Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 1.7%
5,300	@, L	Getty Images, Inc.	$376,883
231,700	@, L	Interpublic Group of Cos., Inc.	2,845,276
14,700	@, L	Lamar Advertising Co.	592,263
			3,814,422
		Aerospace/Defense: 1.4%
51,540		Lockheed Martin Corp.	3,147,032
			3,147,032
		Agriculture: 0.4%
12,860		Monsanto Co.	829,470
			829,470
		Apparel: 0.5%
23,780	L	Reebok Intl. Ltd.	1,053,454
			1,053,454
		Banks: 4.5%
63,214		Bank of America Corp.	2,787,737
127,010	L	Mellon Financial Corp.	3,624,866
4,850	L	Northern Trust Corp.	210,684
61,200		PNC Financial Services Group, Inc.	3,150,576
			9,773,863
		Beverages: 1.0%
40,320		PepsiCo, Inc.	2,138,170
			2,138,170
		Biotechnology: 2.6%
21,190	@	Amgen, Inc.	1,233,470
10,780	@	Genentech, Inc.	610,256
25,770	@	Genzyme Corp.	1,475,075
97,830	@	MedImmune, Inc.	2,329,332
			5,648,133
		Building Materials: 1.1%
69,400		Masco Corp.	2,406,098
			2,406,098
		Commercial Services: 1.0%
5,600	@, @@, L	Accenture Ltd. - Class A	135,240
65,440	@, @@	Accenture Ltd.	1,580,376
5,600	@, L	Apollo Group, Inc.	414,736
4,030	@, L	Career Education Corp.	138,068
			2,268,420
		Computers: 3.1%
70,120	@	Dell, Inc.	2,694,011
113,090	@	EMC Corp.	1,393,269
11,280		International Business Machines Corp.	1,030,766
17,690	@	Network Appliance, Inc.	489,305

PORTFOLIO OF INVESTMENTS

ING MFS Capital Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

64,800	@, X	Seagate Technology, Inc.	$1
314,200	@	Sun Microsystems, Inc.	1,269,368
			6,876,720
		Cosmetics/Personal Care: 2.2%
11,790		Avon Products, Inc.	506,263
57,490		Gillette Co.	2,902,095
26,280	L	Procter & Gamble Co.	1,392,840
			4,801,198
		Diversified Financial Services: 6.0%
26,370		American Express Co.	1,354,627
31,017		Citigroup, Inc.	1,393,904
41,900		Freddie Mac	2,648,080
3,340		Goldman Sachs Group, Inc.	367,367
130,980		J.P. Morgan Chase & Co.	4,531,907
50,150		Merrill Lynch & Co., Inc.	2,838,490
			13,134,375
		Electric: 0.7%
516,600	@, L	Calpine Corp.	1,446,480
			1,446,480
		Electrical Components and Equipment: 0.3%
3,840		Emerson Electric Co.	249,331
1,700	@, @@, #	Samsung Electronics Co. Ltd. GDR	420,187
			669,518
		Electronics: 0.5%
6,340	L	Amphenol Corp.	234,834
8,280	@, L	Fisher Scientific Intl., Inc.	471,297
11,680	@	Waters Corp.	418,027
			1,124,158
		Food: 1.4%
39,830		General Mills, Inc.	1,957,645
31,220		Sysco Corp.	1,117,676
			3,075,321
		Forest Products and Paper: 1.4%
61,130	L	Bowater, Inc.	2,302,767
52,050	@, L	Smurfit-Stone Container Corp.	805,214
			3,107,981
		Healthcare-Products: 4.4%
17,200	@	Boston Scientific Corp.	503,788
10,100		Guidant Corp.	746,390
82,320		Johnson & Johnson	5,528,611
39,440		Medtronic, Inc.	2,009,468
19,900	@	St. Jude Medical, Inc.	716,400
			9,504,657
		Healthcare-Services: 2.2%
44,130	@	Apria Healthcare Group, Inc.	1,416,573
14,090		HCA, Inc.	754,801
223,370	@, L	Tenet Healthcare Corp.	2,575,456
			4,746,830

PORTFOLIO OF INVESTMENTS

ING MFS Capital Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 3.6%
58,340		Allstate Corp.	$3,153,860
15,010		American Intl. Group, Inc.	831,704
121,990	@	Conseco, Inc.	2,491,036
18,800		Hartford Financial Services Group, Inc.	1,288,928
			7,765,528
		Internet: 3.0%
19,600	@, @@	Check Point Software Technologies	426,104
24,920	@	eBay, Inc.	928,519
9,110	@	IAC/InterActiveCorp	202,880
161,690	@	Symantec Corp.	3,448,848
47,010	@	Yahoo!, Inc.	1,593,639
			6,599,990
		Leisure Time: 0.5%
13,380		Carnival Corp.	693,218
8,800	L	Royal Caribbean Cruises Ltd.	393,272
			1,086,490
		Media: 6.4%
31,000	@, L	Comcast Corp.	1,035,400
10,200	@@	Grupo Televisa SA ADR	599,760
66,640	L	News Corp.	1,127,549
52,360	@	Time Warner, Inc.	918,918
30,300	@, L	Univision Communications, Inc.	839,007
166,601		Viacom, Inc.	5,802,712
129,550		Walt Disney Co.	3,721,972
			14,045,318
		Mining: 0.6%
44,680	@, @@, L	Cia Vale do Rio Doce ADR	1,412,335
			1,412,335
		Miscellaneous Manufacturing: 3.4%
12,760		Cooper Industries Ltd.	912,595
20,120		General Electric Co.	725,527
4,420		Illinois Tool Works, Inc.	395,723
15,590		SPX Corp.	674,735
137,794	@@	Tyco Intl. Ltd.	4,657,437
			7,366,017
		Oil and Gas: 4.0%
9,800		Apache Corp.	600,054
62,230		Devon Energy Corp.	2,971,483
74,437		GlobalSantaFe Corp.	2,757,146
43,060	L	Noble Corp.	2,420,403
			8,749,086
		Oil and Gas Services: 1.6%
24,750	L	BJ Services Co.	1,284,030
37,050	@	Cooper Cameron Corp.	2,119,631
			3,403,661
		Packaging and Containers: 1.9%
164,590	@	Owens-Illinois, Inc.	4,137,792
			4,137,792
		Pharmaceuticals: 9.0%
84,310		Abbott Laboratories	3,930,532
16,040	L	Allergan, Inc.	1,114,299

PORTFOLIO OF INVESTMENTS

ING MFS Capital Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

17,360		Eli Lilly & Co.	$904,456
26,570	@	Gilead Sciences, Inc.	951,206
21,980	@, L	ImClone Systems, Inc.	758,310
144,270		Merck & Co., Inc.	4,670,020
171,510		Wyeth	7,234,292
			19,563,115
		Retail: 6.7%
9,090	L	Abercrombie & Fitch Co.	520,312
7,620		Best Buy Co., Inc.	411,556
15,600		Circuit City Stores, Inc.	250,380
21,510		CVS Corp.	1,131,856
86,110		Gap, Inc.	1,880,642
21,900		Home Depot, Inc.	837,456
16,570	@	Kohl’s Corp.	855,509
23,540		Lowe’s Cos., Inc.	1,343,899
52,290		OfficeMax, Inc.	1,751,715
13,200		Outback Steakhouse, Inc.	604,428
11,900		PETsMART, Inc.	342,125
115,430	@	Rite Aid Corp.	457,103
19,000		Staples, Inc.	597,170
31,110		Target Corp.	1,556,122
15,460	@, L	The Cheesecake Factory, Inc.	548,057
30,200		TJX Cos., Inc.	743,826
14,430		Wal-Mart Stores, Inc.	723,087
			14,555,243
		Semiconductors: 3.0%
32,470		Analog Devices, Inc.	1,173,465
23,760	@	Applied Materials, Inc.	386,100
16,130	@, L	KLA-Tencor Corp.	742,141
10,590		Linear Technology Corp.	405,703
20,990	@, @@	Marvell Technology Group Ltd.	804,757
9,610		Maxim Integrated Products, Inc.	392,761
74,050	@, L	PMC - Sierra, Inc.	651,640
47,000	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	398,560
23,230		Texas Instruments, Inc.	592,133
33,230		Xilinx, Inc.	971,313
			6,518,573
		Software: 5.1%
17,733	@	Activision, Inc.	262,448
21,330	@, L	Citrix Systems, Inc.	508,081
22,600	@	Electronic Arts, Inc.	1,170,228
10,510	@	Fiserv, Inc.	418,298
36,110	@, L	Mercury Interactive Corp.	1,710,892
139,880		Microsoft Corp.	3,380,900
157,490	@	Oracle Corp.	1,965,475
73,070	@	Veritas Software Corp.	1,696,685
			11,113,007
		Telecommunications: 12.1%
28,150	@, @@	Amdocs Ltd.	799,460
201,280	@	Cisco Systems, Inc.	3,600,899
43,890	@, L	Comverse Technology, Inc.	1,106,906
45,400	@	Corning, Inc.	505,302
240,200	@@, L	Nokia OYJ ADR	3,706,286
1,548,690	@, @@	Nortel Networks Corp.	4,227,924
23,300		QUALCOMM, Inc.	853,945
225,160		Sprint Corp.	5,122,390
10,190	@, @@, L	Telefonaktiebolaget LM Ericsson ADR	287,358
153,560		Verizon Communications, Inc.	5,451,379
24,330	@@	Vodafone Group PLC ADR	646,205
			26,308,054

PORTFOLIO OF INVESTMENTS

ING MFS Capital Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Textiles: 0.5%
24,900	L	Cintas Corp.		$1,028,619
				1,028,619
		Toys/Games/Hobbies: 0.8%
76,520		Mattel, Inc.		1,633,702
				1,633,702
		Transportation: 1.1%
8,240	L	Expeditors Intl. of Washington, Inc.		441,252
7,560		FedEx Corp.		710,262
16,090		United Parcel Service, Inc.		1,170,387
				2,321,901
		Total Common Stock (Cost $199,307,173)		217,174,731

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.2%
		Securities Lending CollateralCC: 10.2%
$22,239,453		The Bank of New York Institutional Cash Reserves Fund		$22,239,453
		Total Short-Term Investments (Cost $22,239,453)		22,239,453
		Total Investments In Securities (Cost $221,546,626)*	109.9%	$239,414,184
		Other Assets and Liabilities—Net	(9.9)	(21,588,814)
		Net Assets	100.0%	$217,825,370

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $224,804,489.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,151,729
		Gross Unrealized Depreciation		(6,542,034)
		Net Unrealized Appreciation		$14,609,695

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Global Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.1%
		AUSTRALIA: 0.7%
254,135		Australia & New Zealand Banking Group Ltd.	$4,050,223
990,471		Macquarie Airports	2,505,289
			6,555,512
		BARBADOS: 0.3%
39,100		Everest Re Group Ltd.	3,327,801
			3,327,801
		BERMUDA: 0.8%
197,700		ACE Ltd.	8,159,079
			8,159,079
		BRAZIL: 2.1%
172,600		Cia de Bebidas das Americas ADR	4,986,414
294,400		Empresa Brasileira de Aeronautica SA ADR	9,214,720
429,300		Tele Norte Leste Participacoes SA	6,653,060
			20,854,194
		CANADA: 2.3%
108,500		Encana Corp.	7,661,408
310,800		Husky Energy, Inc.	9,332,863
114,900		Manulife Financial Corp.	5,484,544
			22,478,815
		FINLAND: 0.3%
135,900		Fortum OYJ	2,653,225
			2,653,225
		FRANCE: 6.8%
53,995		Cie Generale D’Optique Essilor Intl. SA	3,910,733
279,909		France Telecom	8,390,034
154,027	@	JC Decaux SA	4,210,831
133,290		LVMH Moet Hennessy Louis Vuitton SA	9,999,368
212,548		Sanofi-Synthelabo SA	17,999,104
86,728		Societe Generale	9,042,178
53,630		Technip SA	8,966,077
17,851		Total SA	4,189,797
			66,708,122
		GERMANY: 2.8%
67,528		Allianz AG	8,592,376
98,773	@	Bayerische Hypo-und Vereinsbank AG	2,417,562
52,038		SAP AG	8,367,234
101,112		Siemens AG	8,004,272
			27,381,444
		HONG KONG: 1.6%
2,435,000		Hong Kong & China Gas	4,783,804
435,000		Hutchison Whampoa Ltd.	3,688,637
1,455,000		Television Broadcasts Ltd.	7,327,371
			15,799,812

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Global Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		INDIA: 3.3%
109,468		GAIL India Ltd.	$531,233
1,705,584		Hindustan Lever Ltd.	5,146,243
366,900	@	ICICI Bank Ltd. ADR	7,602,168
234,408		Infosys Technologies Ltd.	12,007,308
35,464		ITC Ltd.	1,090,547
61,591		Oil & Natural Gas Corp. Ltd.	1,241,223
1,521,676		ZEE Telefilms Ltd.	4,840,508
			32,459,230
		IRELAND: 0.6%
230,903	@	Anglo Irish Bank Corp. PLC	5,799,977
			5,799,977
		ITALY: 0.5%
165,401		ENI-Ente Nazionale Idrocarburi S.p.A.	4,309,666
			4,309,666
		JAPAN: 8.8%
63,900		Canon, Inc.	3,422,912
235,600		Chugai Pharmaceutical Co., Ltd.	3,622,274
148,200		Credit Saison Co., Ltd.	5,325,553
46,400		Hoya Corp.	5,106,747
154,000		JGC Corp.	1,679,183
2,648		KDDI Corp.	13,102,231
20,800		Keyence Corp.	4,817,209
68,400		Murata Manufacturing Co., Ltd.	3,666,455
15,100		Nidec Corp.	1,880,188
365,000		Nikon Corp.	4,190,774
43,400		Omron Corp.	948,284
1,860,000	@	Resona Holdings, Inc.	3,725,315
99,600		Seven-Eleven Japan Co., Ltd.	2,915,954
386,000		Shionogi & Co., Ltd.	5,321,676
220,000		Shiseido Co., Ltd.	2,906,448
242,800		Sony Corp.	9,700,609
204,900		Toyota Motor Corp.	7,614,239
103,500		Trend Micro, Inc.	4,430,709
484		Yahoo! Japan Corp.	1,132,349
484	@, W	Yahoo! Japan Corp.	1,140,314
			86,649,423
		MEXICO: 1.6%
887,400		Fomento Economico Mexicano SA de CV ADR	4,753,858
1,217,800		Grupo Modelo SA	3,583,206
126,700		Grupo Televisa SA ADR	7,449,960
			15,787,024
		NETHERLANDS: 2.0%
163,617		ABN Amro Holding NV	4,068,446
45,460		European Aeronautic Defense And Space Co.	1,362,797
377,200		Koninklijke Philips Electronics NV	10,414,447
205,351		Wolters Kluwer NV	3,759,946
			19,605,636
		NORWAY: 0.5%
429,600		Tandberg ASA	4,501,284
			4,501,284
		PORTUGAL: 0.3%
1,085,516		Energias de Portugal SA	3,035,567
			3,035,567

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Global Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		SINGAPORE: 0.5%
1,748,000		Singapore Press Holdings Ltd.	$4,830,368
			4,830,368
		SOUTH KOREA: 2.5%
109,430		Hyundai Heavy Industries	5,475,771
19,940		Samsung Electronics Co., Ltd.	9,828,338
480,200		SK Telecom Co., Ltd. ADR	9,469,544
			24,773,653
		SWEDEN: 4.9%
602,150		Hennes & Mauritz AB	20,780,152
243,550		Investor AB	3,304,786
8,515,500		Telefonaktiebolaget LM Ericsson	24,117,410
			48,202,348
		SWITZERLAND: 2.2%
118,577	@	Credit Suisse Group	5,090,172
122,564		Novartis AG	5,741,691
94,820		Roche Holding AG	10,202,731
			21,034,594
		TAIWAN: 0.8%
4,880,000	I	Taiwan Semiconductor Manufacturing Co., Ltd.	7,959,587
			7,959,587
		UNITED KINGDOM: 14.6%
277,918		3i Group PLC	3,522,374
125,400		BP PLC ADR	7,824,960
1,010,256		Cadbury Schweppes PLC	10,134,427
2,747,490	@	Dixons Group PLC	7,928,505
638,460		HSBC Holdings PLC	10,150,548
700		HSBC Holdings PLC ADR	55,580
602,069		Pearson PLC	7,339,011
423,483		Peninsular And Oriental Steam Navigation Co.	2,316,805
772,360		Prudential PLC	7,387,818
613,664		Reckitt Benckiser PLC	19,484,997
440,678		Reed Elsevier PLC	4,564,702
561,530		Royal Bank of Scotland Group PLC	17,863,544
805,406		Smith & Nephew PLC	7,555,800
12,559,855		Vodafone Group PLC	33,353,498
333,460		WPP Group PLC	3,791,067
			143,273,636
		UNITED STATES: 34.3%
588,000	@	Advanced Micro Devices, Inc.	9,478,560
127,400	@	Affymetrix, Inc.	5,457,816
128,300	@	Altera Corp.	2,537,774
40,500		Altria Group, Inc.	2,648,295
88,600	@	Amazon.com, Inc.	3,036,322
180,200		American Express Co.	9,256,874
140,600	@	Amgen, Inc.	8,184,326
150,100		Applera Corp. - Applied Biosystems Group	2,962,974
2,210	@	Berkshire Hathaway, Inc.	6,311,760
86,300		Boeing Co.	5,045,098
101,300		Burlington Resources, Inc.	5,072,091
274,200	@	Cadence Design Systems, Inc.	4,099,290
270,200		Charles Schwab Corp.	2,839,802
144,100		ChevronTexaco Corp.	8,402,471
391,600	@	Circuit City Stores, Inc.	6,285,180
284,200	@	Cisco Systems, Inc.	5,084,338

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Global Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

63,600		Citigroup, Inc.	$2,858,184
89,500	@	Coach, Inc.	5,068,385
690,700	@	Corning, Inc.	7,687,491
285,200	@	eBay, Inc.	10,626,552
26,200	@	Electronic Arts, Inc.	1,356,636
49,100		Eli Lilly & Co.	2,558,110
50,600	@	Express Scripts, Inc.	4,411,814
160,600		Gap, Inc.	3,507,504
83,600	@	Genentech, Inc.	4,732,596
75,800	@	Genzyme Corp.	4,338,792
216,000	@	Gilead Sciences, Inc.	7,732,801
157,900		Gillette Co.	7,970,792
273,500		GlobalSantaFe Corp.	10,130,440
96,400	@	Human Genome Sciences, Inc.	888,808
163,200		IMS Health, Inc.	3,980,448
103,100		International Business Machines Corp.	9,421,278
231,200		International Game Technology	6,163,792
54,100	@	International Rectifier Corp.	2,461,550
60,900	@	Intuit, Inc.	2,665,593
247,400		J.P. Morgan Chase & Co.	8,560,040
131,100	@	Juniper Networks, Inc.	2,892,066
71,700		Lockheed Martin Corp.	4,378,002
296,200		MBNA Corp.	7,271,710
45,400		Medtronic, Inc.	2,313,130
96,200	@	Millennium Pharmaceuticals, Inc.	810,004
177,400		Morgan Stanley	10,156,150
345,300		National Semiconductor Corp.	7,116,633
75,500	@	Nektar Therapeutics	1,052,470
60,600		Northern Trust Corp.	2,632,464
77,200		Northrop Grumman Corp.	4,167,256
827,600	@	Novell, Inc.	4,932,496
202,400		Pfizer, Inc.	5,317,048
210,900		QUALCOMM, Inc.	7,729,484
84,200		Quest Diagnostics, Inc.	8,851,946
30,000		RadioShack Corp.	735,000
176,900		Raytheon Co.	6,846,030
50,100		Scientific-Atlanta, Inc.	1,413,822
49,700	@	Silicon Laboratories, Inc.	1,476,587
4,093,409	@	Sirius Satellite Radio, Inc.	23,004,959
103,600	@	Starbucks Corp.	5,351,976
1,060,300	@	Sun Microsystems, Inc.	4,283,612
193,500	@	Symantec Corp.	4,127,355
279,100	@	Transocean, Inc.	14,362,487
95,700	@	Veritas Software Corp.	2,222,154
133,200		Wachovia Corp.	6,781,212
52,000		Wyeth	2,193,360
			336,243,990
		Total Common Stock (Cost $942,469,873)	932,383,987
PREFERRED STOCK: 0.5%
		GERMANY: 0.5%
6,984		Porsche AG	5,089,466
			5,089,466
		Total Preferred Stock (Cost $4,505,245)	5,089,466

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Global Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 3.6%
		Federal Home Loan Bank: 3.6%
$35,000,000		2.000%, due 04/01/05		$34,998,055
		Total Short-Term Investments (Cost $35,000,000)		34,998,055
		Total Investments In Securities (Cost $981,975,118)*	99.2%	$972,471,508
		Other Assets and Liabilities—Net	0.8	8,029,076
		Net Assets	100.0%	$980,500,584

	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security
	W	When-issued or delayed delivery security.

	*	Cost for federal income tax purposes is $982,681,825.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$37,760,880
		Gross Unrealized Depreciation		(47,971,197)
		Net Unrealized Depreciation		$(10,210,317)

Industry	Percentage of Net Assets
Advertising	0.8%
Aerospace/Defense	3.2
Agriculture	0.4
Apparel	0.5
Auto Manufacturers	1.3
Banks	7.5
Beverages	1.4
Biotechnology	2.6
Computers	1.8
Cosmetics/Personal Care	1.1
Diversified Financial Services	5.3
Electric	0.6
Electrical Component and Equipment	1.0
Electronics	2.3
Engineering and Construction	0.2
Entertainment	0.6
Food	1.0
Gas	0.5
Hand/Machine Tools	0.2
Healthcare-Products	1.9
Healthcare-Services	0.9
Holding Companies-Diversified	1.4
Home Furnishings	1.0
Household Products/Wares	2.5
Insurance	4.0
Internet	2.5

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Global Portfolio	as of March 31, 2005 (Unaudited)(continued)

Investment Companies	0.6
Media	6.4
Miscellaneous Manufacturing	1.2
Office/Business Equipment	0.4
Oil and Gas	7.4
Oil and Gas Services	0.9
Pharmaceuticals	6.6
Retail	4.9
Semiconductors	3.2
Shipbuilding	0.6
Software	3.6
Sovereign	3.6
Telecommunications	12.7
Transportation	0.2
Venture Capital	0.4
Other Assets and Liabilities, Net	0.8
Net Assets	100.0%

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid.  ING Oppenheimer Global Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percentage
	Share	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4,880,000	12/06/04	$7,407,270	$7,959,587	0.8%

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 2.2%
		Advertising: 0.0%
13	@@	Dentsu, Inc.	$35,537
			35,537
		Aerospace/Defense: 0.0%
6,910	@@	BAE Systems PLC	33,889
			33,889
		Airlines: 0.0%
9,000	@@	All Nippon Airways Co., Ltd.	30,749
			30,749
		Auto Manufacturers: 0.1%
730	@@	DaimlerChrysler AG	32,770
2,720		Ford Motor Co.	30,818
970	L	General Motors Corp.	28,508
520	@@	Peugeot SA	33,103
			125,199
		Auto Parts and Equipment: 0.0%
460	@@	Continental AG	35,684
			35,684
		Banks: 0.1%
470	@@	BNP Paribas	33,419
3,610	@@	Lloyds TSB Group PLC	32,484
950		National City Corp.	31,825
320	@@	Societe Generale	33,363
			131,091
		Building Materials: 0.1%
3,174	@@	Asahi Glass Co. Ltd.	33,434
510	@@	Heidelbergcement AG	32,173
330	@@	Lafarge SA	32,067
14,740	@@	Pilkington PLC	33,022
			130,696
		Chemicals: 0.1%
520		Ashland, Inc.	35,085
460	@@	BASF AG	32,620
12,550	@@	Dainippon Ink and Chemicals, Inc.	34,299
5,390	@@	Sumitomo Bakelite Co. Ltd.	33,635
			135,639
		Commercial Services: 0.0%
5,800	@@	Brambles Industries PLC	33,201
			33,201
		Computers: 0.0%
810	@	Apple Computer, Inc.	33,752
890	@	NCR Corp.	30,029
			63,781

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

		Diversified Financial Services: 0.1%
340		Bear Stearns Cos., Inc.	$33,966
980		Countrywide Financial Corp.	31,811
5,020	@@	Daiwa Securities Group, Inc.	32,999
370	L	Lehman Brothers Holdings, Inc.	34,839
1,930	@, W, L	Providian Financial Corp.	33,119
			166,734
		Electric: 0.1%
380	@@	E.ON AG	32,749
950		PG&E Corp.	32,395
560	@@	RWE AG	33,962
440		TXU Corp.	35,037
			134,143
		Engineering and Construction: 0.0%
230	@@	Vinci SA	33,243
			33,243
		Entertainment: 0.0%
5,590	@@	Hilton Group PLC	31,790
			31,790
		Food: 0.1%
1,060		SUPERVALU, Inc.	35,351
3,390	@@	Tate & Lyle PLC	34,016
			69,367
		Forest Products and Paper: 0.0%
1,280		Louisiana-Pacific Corp.	32,179
			32,179
		Gas: 0.0%
850		Sempra Energy	33,864
			33,864
		Healthcare-Services: 0.0%
460		Aetna, Inc.	34,477
990	@	Humana, Inc.	31,621
			66,098
		Home Builders: 0.1%
540		Centex Corp.	30,926
280		KB Home	32,889
450	L	Pulte Homes, Inc.	33,133
			96,948
		Home Furnishings: 0.0%
900	@@	Sony Corp.	35,958
			35,958
		Insurance: 0.1%
430	L	Chubb Corp.	34,086
380		CIGNA Corp.	33,934
470	@@	CNP Assurances	33,351
460		Loews Corp.	33,828
830		MetLife, Inc.	32,453

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

450	@@	XL Capital Ltd.	$32,567
			200,219
		Internet: 0.0%
40	@@	Rakuten, Inc.	34,839
			34,839
		Investment Companies: 0.3%
3,250	L	Energy Select Sector SPDR Fund	139,425
4,560	L	Materials Select Sector SPDR Fund	137,530
4,870	L	Utilities Select Sector SPDR Fund	141,961
			418,916
		Iron/Steel: 0.1%
560		Nucor Corp.	32,234
1,490	@@	Thyssenkrupp AG	30,799
570	L	United States Steel Corp.	28,985
			92,018
		Leisure Time: 0.0%
525	@@	Sega Sammy Holdings, Inc.	31,930
1,320	@@	TUI AG	34,863
			66,793
		Machinery-Diversified: 0.0%
460		Cummins, Inc.	32,361
570		Rockwell Automation, Inc.	32,285
			64,646
		Metal Fabricate/Hardware: 0.0%
6,560	@@	NSK Ltd.	33,777
			33,777
		Mining: 0.0%
2,330	@@	BHP Billiton PLC	31,304
320	L	Phelps Dodge Corp.	32,554
			63,858
		Miscellaneous Manufacturing: 0.0%
21,000	@, @@	Ishikawajima-Harima Heavy Industries Co. Ltd.	33,866
9,280	@@	Novar PLC	32,610
			66,476
		Oil and Gas: 0.3%
330		Amerada Hess Corp.	31,749
430		Anadarko Petroleum Corp.	32,723
530		Apache Corp.	32,452
660	L	Burlington Resources, Inc.	33,046
560		ChevronTexaco Corp.	32,654
310		ConocoPhillips	33,430
710		Devon Energy Corp.	33,903
740		EOG Resources, Inc.	36,068
710		Marathon Oil Corp.	33,313
470		Occidental Petroleum Corp.	33,450
330	L	Sunoco, Inc.	34,162
3,660	@@	TonenGeneral Sekiyu KK	37,615
570		Unocal Corp.	35,163
470		Valero Energy Corp.	34,437
1,013		XTO Energy, Inc.	33,267
			507,432

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio			as of March 31, 2005 (Unaudited)

Shares			Value

		Pharmaceuticals: 0.0%
440	@@	Merck KGaA	$31,757
			31,757
		Real Estate: 0.1%
320	@@	Gecina SA	36,872
360	@@	Klepierre	32,467
270	@@	Unibail	32,031
			101,370
		Real Estate Investment Trusts: 0.1%
4	@@	Japan Real Estate Investment Corp.	32,715
4	@@	Nippon Building Fund, Inc.	34,255
			66,970
		Retail: 0.1%
1,710	@	Autonation, Inc.	32,387
1,430		Dillard’s, Inc.	38,467
2,920	@@	KarstadtQuelle AG	29,411
5,110	@@	Mitchells & Butlers PLC	33,258
1,050		OfficeMax, Inc.	35,175
			168,698
		Semiconductors: 0.0%
1,230	@, L	Nvidia Corp.	29,225
			29,225
		Software: 0.1%
3,420	@@	Capcom Co. Ltd.	33,404
6,430	@, L	Novell, Inc.	38,323
			71,727
		Transportation: 0.1%
3,240	@@	Arriva PLC	32,150
920		Norfolk Southern Corp.	34,086
5,630	@@	Peninsular And Oriental Steam Navigation Co.	30,801
			97,037
		Venture Capital: 0.0%
2,550	@@	3i Group PLC	32,319
			32,319
		Water: 0.1%
2,930	@@	Kelda Group PLC	33,128
1,940	@@	Severn Trent PLC	33,551
1,260	@@	Suez SA	34,021
2,850	@@	United Utilities PLC	33,945
			134,645
		Total Common Stock
		(Cost $3,593,602)	3,738,512
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.1%
2,850	C	Chevy Chase Preferred Capital Corp.	166,440
			166,440

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio			as of March 31, 2005 (Unaudited)

Shares			Value

		Savings and Loans: 0.2%
10,050	C	Chevy Chase Bank FSB	$279,390
			279,390
		Total Preferred Stock
		(Cost $452,863)	445,830

Principal Amount			Value

CORPORATE BONDS/NOTES: 18.6%
		Apparel: 0.1%
$85,000	#, L, C	Levi Strauss & Co., 7.730%, due 04/01/12	$83,937
100,000	C	Levi Strauss & Co., 12.250%, due 12/15/12	109,500
			193,437
		Auto Manufacturers: 0.0%
40,000	#, C	Navistar Intl. Corp., 6.250%, due 03/01/12	38,200
			38,200
		Auto Parts and Equipment: 0.3%
45,000	#, C	Accuride Corp., 8.500%, due 02/01/15	44,325
60,000	#, C	Cooper Standard Auto, 8.375%, due 12/15/14	49,050
50,000	L, C	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	48,500
50,000	#, L, C	Tenneco Automotive, Inc., 8.625%, due 11/15/14	48,875
205,000	C	TRW Automotive, Inc., 10.125%, due 02/15/13	303,062
50,000	L, C	Visteon Corp., 7.000%, due 03/10/14	42,750
			536,562
		Banks: 0.3%
155,000	@@, L	China Development Bank, 4.750%, due 10/08/14	149,638
550,000	@@, XX	HSBC Bank PLC, 13.850%, due 01/12/10	295,625
			445,263
		Beverages: 0.1%
90,000	@@, #, XX	Argentine Beverages Financial Trust, 7.375%, due 03/22/12	88,425
			88,425
		Building Materials: 0.1%
50,000	C	Nortek, Inc., 8.500%, due 09/01/14	48,500
135,000	#, +, L, C	NTK Holdings, Inc., 7.080%, due 03/01/14	72,562
			121,062
		Chemicals: 0.2%
50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	53,875
100,000	#, L, C	Huntsman Intl. LLC, 7.375%, due 01/01/15	100,000
50,000	#, C	Innophos, Inc., 8.875%, due 08/15/14	52,750
75,000	L, C	Lyondell Chemical Co., 10.500%, due 06/01/13	86,625
70,000	@@, C	Rhodia SA, 8.000%, due 06/01/10	91,430
			384,680
		Commercial Services: 0.1%
85,000	#, C	Corrections Corp. of America, 6.250%, due 03/15/13	82,025
110,000	#, C	DynCorp. Intl., 9.500%, due 02/15/13	107,388
			189,413

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

		Diversified Financial Services: 8.2%
50,000	#	AIG Sunamerica Global Financing II, 7.600%, due 06/15/05	$50,412
25,000	#	ACL Finance Corp., 9.500%, due 02/15/15	25,938
60,000	#, +, L	Crystal U.S. Sub III Corp., 3.710%, due 10/01/14	42,300
13,000,000	L	Dow Jones CDX NA HY, 7.750%, due 12/29/09	12,707,499
22,000,000		General Electric Capital Corp., 1.400%, due 11/02/06	209,628
50,000		Milacron Escrow Corp., 11.500%, due 05/15/11	54,750
50,000	+, C	PanAmSat Holding Corp., 4.460%, due 11/01/14	32,750
250,000	@@, #, XX	Pioneer 2002 Ltd., 7.760%, due 06/15/06	254,075
250,000	@@, #, XX	Pioneer 2002 Ltd., 8.260%, due 06/15/06	255,600
250,000	#, XX	Sequoia Capital Ltd., 8.760%, due 06/15/07	256,912
40,000	C	Valor Telecommunications Enterprises LLC, 7.750%, due 02/15/15	40,000
			13,929,864
		Electric: 0.5%
75,000	@@, L, C	Calpine Canada Energy Finance ULC, 8.500%, due 05/01/08	53,625
53,000	#, L, C	Calpine Corp., 7.625%, due 04/15/06	51,675
49,250	C	Calpine Corp., 8.410%, due 07/15/07	42,355
105,000	L, C	CMS Energy Corp., 7.500%, due 01/15/09	108,675
50,000	#, C	FPL Energy National Wind, 5.608%, due 03/10/24	49,568
30,000	#, C	FPL Energy National Wind, 6.125%, due 03/25/19	29,840
415,000	C	Reliant Energy, Inc., 9.500%, due 07/15/13	453,387
50,000	C	TECO Energy, Inc., 7.200%, due 05/01/11	52,938
25,000	#, L, C	Texas Genco LLC/Texas Genco Financing Corp., 6.875%, due 12/15/14	25,188
			867,251
		Electronics: 0.0%
60,000	#, C	Sanmina-SCI Corp., 6.750%, due 03/01/13	56,550
			56,550
		Entertainment: 0.3%
210,000	L, C	AMC Entertainment, Inc., 9.875%, due 02/01/12	222,600
40,000	#, C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	39,400
60,000	#, L, C	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	59,700
40,000	#, L, C	Penn National Gaming, Inc., 6.750%, due 03/01/15	39,600
50,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	50,375
50,000	C	Six Flags, Inc., 9.625%, due 06/01/14	46,375
50,000	L, C	Six Flags, Inc., 9.750%, due 04/15/13	46,875
			504,925
		Environmental Control: 0.1%
70,000	#, L, C	Allied Waste North America, 7.250%, due 03/15/15	66,850
100,000	L, C	Allied Waste North America, 7.375%, due 04/15/14	91,000
			157,850
		Food: 0.1%
35,000	#, C	Del Monte Corp., 6.750%, due 02/15/15	34,300
160,000	C	Del Monte Corp., 8.625%, due 12/15/12	174,000
			208,300
		Forest Products and Paper: 0.2%
55,000	#, C	Boise Cascade LLC, 5.535%, due 10/15/12	56,375
105,000	#, C	Boise Cascade LLC, 7.125%, due 10/15/14	106,838
50,000	C	Georgia-Pacific Corp., 9.375%, due 02/01/13	56,125
60,000	C	Mercer Intl., Inc.-Sbi, 9.250%, due 02/15/13	57,000
			276,338
		Healthcare-Products: 0.0%
55,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	59,813
			59,813

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

		Healthcare-Services: 0.6%
45,000	#	Coventry Health Care, Inc., 6.125%, due 01/15/15	$45,169
85,000	#, C	DaVita, Inc., 6.625%, due 03/15/13	84,575
70,000	#, C	DaVita, Inc., 7.250%, due 03/15/15	68,950
100,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	109,500
500,000	C	HCA, Inc., 6.375%, due 01/15/15	498,820
85,000	#, C	Select Medical Corp., 7.625%, due 02/01/15	85,425
50,000	#, C	Tenet Healthcare Corp., 9.875%, due 07/01/14	52,250
75,000	L, C	Triad Hospitals, Inc., 7.000%, due 11/15/13	74,063
55,000	#, C	U.S. Oncology, Inc., 9.000%, due 08/15/12	58,300
			1,077,052
		Holding Companies-Diversified: 0.0%
65,000	L, C	JSG Funding PLC, 7.750%, due 04/01/15	60,775
			60,775
		Home Builders: 0.2%
155,000	C	D.R. Horton, Inc., 4.875%, due 01/15/10	149,348
50,000	C	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	52,750
55,000	L, C	KB Home, 5.750%, due 02/01/14	52,955
90,000	L, C	Meritage Homes Corp., 6.250%, due 03/15/15	85,050
50,000	C	Standard-Pacific Corp., 7.750%, due 03/15/13	52,375
			392,478
		Insurance: 0.2%
315,000	@@, #, C	Americo Life, Inc., 7.875%, due 05/01/13	332,241
			332,241
		Iron/Steel: 0.0%
50,000	C	AK Steel Corp., 7.750%, due 06/15/12	48,375
			48,375
		Leisure Time: 0.1%
40,000	#, C	Leslie’s Poolmart, 7.750%, due 02/01/13	40,600
155,000	@@	Royal Caribbean Cruises Ltd., 6.875%, due 12/01/13	162,363
			202,963
		Lodging: 0.5%
700,000		ITT Corp., 6.750%, due 11/15/05	708,750
100,000	L, C	Station Casinos, Inc., 6.500%, due 02/01/14	99,750
			808,500
		Machinery-Diversified: 0.0%
50,000	#, L, C	Case New Holland, Inc., 9.250%, due 08/01/11	53,500
			53,500
		Media: 0.8%
150,000	L, C	Charter Communications Holdings LLC, 6.030%, due 05/15/11	104,250
150,000	#, L, C	Charter Communications Operating LLC, 8.375%, due 04/30/14	151,500
100,000	#, C	CSC Holdings, Inc., 6.750%, due 04/15/12	99,750
105,000	C	Dex Media, Inc., 8.000%, due 11/15/13	109,200
100,000	C	Dex Media East Finance Co., 12.125%, due 11/15/12	119,000
105,000	C	Dex Media West LLC, 9.875%, due	117,600
75,000	C	DirecTV Holdings LLC, 8.375%, due 03/15/13	81,563
200,000	#, C	Echostar DBS Corp., 6.625%, due 10/01/14	194,250
50,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	49,250
215,000	@@, #, C	Telenet Communications NV, 9.000%, due 12/15/13	313,654
			1,340,017

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

		Mining: 0.2%
250,000	@@, #, L	ALROSA Finance SA, 8.875%, due 11/17/14	$259,688
130,000	@@, #, C	Novelis, Inc., 7.250%, due 02/15/15	128,050
			387,738
		Oil and Gas: 0.8%
35,000	#, C	Delta Petroleum Corp., 7.000%, due 04/01/15	33,950
320,000		El Paso CGP Co., 7.625%, due 09/01/08	322,400
55,000	C	Forest Oil Corp., 8.000%, due 12/15/11	60,775
700,000	@@	NAK Naftogaz Ukrainy, 8.125%, due 09/30/09	719,810
40,000	#, L, C	Range Resources Corp., 6.375%, due 03/15/15	38,600
50,000	C	Stone Energy Corp., 6.750%, due 12/15/14	48,750
105,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	104,475
			1,328,760
		Oil and Gas Services: 0.1%
153,000	@@, #, C	Titan Petrochemicals Group Ltd., 8.500%, due 03/18/12	143,820
			143,820
		Packaging and Containers: 1.2%
25,000	#, C	AEP Industries, Inc., 7.875%, due 03/15/13	25,231
150,000	#, C	Owens-Brockway, 6.750%, due 12/01/14	203,720
155,000	C	Owens-Brockway, 7.750%, due 05/15/11	163,138
260,000	C	Owens-Brockway, 8.875%, due 02/15/09	278,850
990,000	L	Owens-Illinois, Inc., 7.350%, due 05/15/08	1,022,175
270,000		Owens-Illinois, Inc., 8.100%, due 05/15/07	280,800
			1,973,914
		Pharmaceuticals: 0.3%
210,000	@@, #, C	Fresenius Finance BV, 7.750%, due 04/30/09	297,490
100,000	C	Vicar Operating, Inc., 9.875%, due 12/01/09	108,750
45,000	#, C	Warner Chilcott Corp., 8.750%, due 02/01/15	45,450
			451,690
		Pipelines: 0.2%
160,000	#, C	Dynegy Holdings, Inc., 10.125%, due 07/15/13	175,200
100,000	L, C	El Paso Corp., 7.875%, due 06/15/12	100,000
			275,200
		Real Estate Investment Trusts: 0.1%
100,000	#, C	Host Marriott LP, 6.375%, due 03/15/15	96,000
70,000	#, C	Trustreet Properties, Inc., 7.500%, due 04/01/15	70,000
			166,000
		Regional(State/Province): 0.9%
1,900,000	@@, XX	Queensland Treasury Corp., 6.000%, due 07/14/09	1,480,228
			1,480,228
		Retail: 0.1%
50,000	C	Finlay Fine Jewelry Corp., 8.375%, due 06/01/12	47,500
55,000	C	Rite Aid Corp., 7.625%, due 04/15/05	55,118
			102,618
		Semiconductors: 0.2%
100,000	#, C	Advanced Micro Devices, Inc., 7.750%, due 11/01/12	98,750
210,000	C	Freescale Semiconductor, Inc., 6.875%, due 07/15/11	217,088
60,000	C	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	63,000
			378,838

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

		Telecommunications: 1.4%
100,000	C	AT&T Corp., 9.050%, due 11/15/11	$114,125
85,000	#, C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	81,175
30,000	#, L, C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	29,700
65,000	@@, #, C	Intelsat Bermuda Ltd., 8.625%, due 01/15/15	66,625
25,000	C	Level 3 Communications, Inc., 9.125%, due 05/01/08	20,938
150,000	L	Lucent Technologies, Inc., 6.450%, due 03/15/29	130,125
200,000	C	MCI, Inc., 7.688%, due 05/01/09	208,500
310,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	328,988
50,000	L, C	Nextel Partners, Inc., 8.125%, due 07/01/11	53,375
50,000	L, C	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	48,125
250,000	#, C	Qwest Services Corp., 14.500%, due 12/15/14	303,125
365,000	@@, C	Rogers Wireless Communications, Inc., 6.135%, due 12/15/10	379,599
500,000	@@, C	Rogers Wireless Communications, Inc., 7.500%, due 03/15/15	518,749
50,000	#, C	SBA Communications Corp., 8.500%, due 12/01/12	52,000
95,000	#, L, C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	91,675
25,000	L, C	Time Warner Telecom Holdings, Inc., 10.125%, due 02/01/11	24,250
			2,451,074
		Textiles: 0.0%
50,000	#, C	INVISTA, 9.250%, due 05/01/12	55,250
			55,250
		Total Corporate Bonds/Notes
		(Cost $32,683,318)	31,568,964
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.6%
		Federal Home Loan Bank: 0.3%
550,000		3.125%, due 11/15/06	543,495
			543,495
		Federal Home Loan Mortgage Corporation: 1.2%
35,067	C	4.500%, due 04/15/22	35,139
700,000	L	4.875%, due 03/15/07	712,123
173,555	C	5.500%, due 03/15/22	175,659
1,000,000		6.625%, due 09/15/09	1,087,905
			2,010,826
		Federal National Mortgage Association: 10.4%
780,000		3.250%, due 11/15/07	763,601
170,000		5.000%, due 02/25/18	168,194
1,662,000		5.000%, due 04/01/18	1,660,961
161,827		5.000%, due 07/01/18	161,966
2,069,000		5.000%, due 04/15/34	2,023,093
1,620,000		5.500%, due 04/15/19	1,650,880
3,535,000		5.500%, due 04/01/33	3,540,522
164,962		6.000%, due 10/01/22	169,857
156,891		6.000%, due 03/01/23	161,433
1,529,000		6.000%, due 04/01/34	1,562,925
264,988		6.500%, due 12/01/28	276,140
2,813,000		6.500%, due 04/01/31	2,919,366
2,100,000	L	6.625%, due 09/15/09	2,283,716
230,000	L	7.250%, due 05/15/30	297,429
			17,640,083
		Other U.S. Government Agency Obligations: 1.7%
1,390,000		Residual Funding STRIP, 7.600%, due 01/15/21	626,506
2,000,000		Tennessee Valley Authority, 6.790%, due 05/23/12	2,255,746
			2,882,252
		Total U.S. Government Agency Obligations
		(Cost $23,274,636)	23,076,656

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury Notes: 2.3%
2,315,000	L	3.000%, due 02/15/08	$2,257,034
1,575,000	L	5.750%, due 08/15/10	1,690,665
			3,947,699
		U.S. Treasury Bonds: 1.5%
335,000	L	5.375%, due 02/15/31	365,216
915,000	L	6.250%, due 08/15/23	1,065,654
900,000	L	7.250%, due 05/15/16	1,103,942
			2,534,812
		Total U.S. Treasury Obligations
		(Cost $6,557,186)	6,482,511
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.5%
40,000	#, XX, C	AESOP Funding II LLC, 2.910%, due 04/20/08	40,000
150,000	XX, C	BMW Vehicle Owner Trust, 3.660%, due 12/26/07	149,818
150,000	C	Daimler Chrysler Auto Trust, 3.170%, due 09/08/07	149,550
23,739	C	Daimler Chrysler Auto Trust, 3.780%, due 02/06/07	23,791
49,543	C	Daimler Chrysler Auto Trust, 4.490%, due 10/06/08	49,816
90,000	C	Ford Credit Auto Owner Trust, 3.480%, due 11/17/08	89,207
60,000	C	Honda Auto Receivables Owner Trust, 3.210%, due 05/21/07	59,843
205,085	C	Toyota Auto Receivables Owner Trust, 4.390%, due 05/15/09	206,048
110,000	C	Volkswagen Auto Lease Trust, 3.520%, due 04/20/07	109,876
			877,949
		Credit Card Asset-Backed Securities: 0.1%
120,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	122,466
			122,466
		Home Equity Asset-Backed Securities: 0.0%
50,000	XX, C	Centex Home Equity, 4.050%, due 03/28/35	50,000
			50,000
		Other Asset-Backed Securities: 0.1%
19,707	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.930%, due 05/25/18	19,676
56,933	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.138%, due 07/25/18	56,765
30,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.451%, due 11/25/18	29,816
20,000	C	Equity One ABS, Inc., 3.800%, due 07/25/34	19,801
30,000	C	Popular ABS Mortgage Pass-Through Trust, 3.914%, due 05/25/35	29,673
40,000	XX, C	Popular ABS Mortgage Pass-Through Trust, 4.415%, due 04/25/35	40,000
			195,731
		Total Asset-Backed Securities
		(Cost $1,503,806)	1,246,146
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
		Commercial Mortgage-Backed Securities: 0.4%
100,000	C	Banc of America Commercial Mortgage, Inc., 4.512%, due 12/10/42	97,825
50,000	XX, C	Bear Stearns Commercial Mortgage Securities, 4.945%, due 02/11/41	50,055
40,000	C	GE Capital Commercial Mortgage Corp., 4.578%, due 06/10/48	39,293
80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	78,819
130,000	C	Wachovia Bank Commercial Mortgage Trust, 4.380%, due 10/15/41	128,258
150,000	XX, C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	150,310
			544,560

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

		Diversified Financial Services: 0.2%
250,000	@@, XX	Arbor I Ltd., 16.490%, due 03/15/06	$253,650
			253,650
		Whole Loan Collateralized Mortgage Obligations: 0.2%
159,432	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	162,766
231,544	XX, C	Structured Asset Securities Corp., 5.180%, due 03/26/35	233,055
			395,821
		Total Collateralized Mortgage Obligations
		(Cost $950,686)	1,194,031
OTHER BONDS: 27.6%
		Sovereign: 27.6%
1,490,000	@@	Argentina Government Bond, 3.010%, due 08/03/12	1,261,106
1,160,000	@@, #	Austria Government Bond, 5.000%, due 07/15/12	1,662,897
760,000	@@	Belgium Government Bond, 5.000%, due 09/28/11	1,085,363
679,800	@@, XX	Brazilian Government Bond, 0.250%, due 01/02/15	55,813
1,305,000	@@, XX	Brazilian Government Bond, 0.300%, due 04/20/10	1,285,425
1,643,342	@@, L, C	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	1,637,242
1,450,000	@@	Brazilian Government Intl. Bond, 8.750%, due 02/04/25	1,363,000
440,000	@@, XX	Canadian Government Bond, 5.000%, due 06/01/14	382,520
600,000	@@	Colombia Government Intl. Bond, 8.250%, due 12/22/14	591,000
20,000	@@	Colombia Government Intl. Bond, 10.750%, due 01/15/13	22,450
92,000,000	@@, XX	Colombia Government Intl. Bond, 11.750%, due 03/01/10	38,785
672,000,000	@@, XX	Colombia Government Intl. Bond, 12.000%, due 10/22/15	270,667
157,867	@@, XX	Deutsche Bundesrepublik IDR LK NT, 2.210%, due 06/22/13	189,598
4,070,000	@@	Deutsche Bundesrepublik, 5.000%, due 07/04/11	5,819,855
105,000	@@	Finland Government Bond, 5.375%, due 07/04/13	154,904
2,355,000	@@	France Government Bond OAT, 4.000%, due 10/25/13	3,167,939
1,480,000	@@	Italy Buoni Poliennali Del Tesoro, 5.000%, due 10/15/07	2,036,261
280,000,000	@@	Japan Government Five Year Bond, 0.400%, due 06/20/06	2,628,945
3,605,000	@@	Mexican Bonos, 9.500%, due 12/18/14	302,424
365,000	@@, L	Mexico Government Intl. Bond, 4.625%, due 10/08/08	360,894
670,000	@@, L	Mexico Government Intl. Bond, 6.625%, due 03/03/15	699,815
50,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31	57,375
430,000	@@	New Zealand Government Bond, 7.000%, due 07/15/09	314,433
860,000	@@	Norway Government Bond, 5.500%, due 05/15/09	147,480
11,290,000	@@	Norway Government Bond, 6.000%, due 05/16/11	2,011,329
1,720,000	@@	Norway Government Bond, 6.500%, due 05/15/13	320,622
560,000	@@, L	Panama Government Intl. Bond, 7.250%, due 03/15/15	558,600
20,000	@@	Panama Government Intl. Bond, 10.750%, due 05/15/20	24,900
240,000	@@, XX	Peru Government Bond, 9.000%, due 01/31/12	74,343
635,000	@@, L	Peru Government Intl. Bond, 9.875%, due 02/06/15	736,600
270,000	@@, XX	Peru Government Bond, 12.250%, due 08/10/11	98,335
885,000	@@, L	Philippine Government Intl. Bond, 8.875%, due 03/17/15	898,275
1,035,000	@@	Poland Government Bond, 6.000%, due 05/24/09	335,667
370,000	@@	Portugal Obrigacoes do Tesouro OT, 3.250%, due 07/15/08	487,359
795,000	@@	Portugal Obrigacoes do Tesouro OT, 5.850%, due 05/20/10	1,166,213
405,000	@@	Republic of Bulgaria, 8.250%, due 01/15/15	493,493
290,000	@@, C	Republic of Ecuador, 8.000%, due 08/15/30	259,550
2,540,000	@@	Russia Government Intl. Bond, 5.000%, due 03/31/30	2,604,770
1,835,000	@@	Spain Government Bond, 5.350%, due 10/31/11	2,674,119
2,200,000	@@	Sweden Government Bond, 5.000%, due 01/28/09	335,277
19,580,000	@@	Sweden Government Bond, 5.250%, due 03/15/11	3,067,341
625,000	@@, L	Turkey Government Intl. Bond, 11.875%, due 01/15/30	832,813
400,000	@@, XX	Ukrainian Government Bond, 11.940%, due 12/30/09	95,213
2,150,000	@@	United Kingdom GILT, 4.000%, due 03/07/09	3,965,490
210,000	@@	Venezuela Government Intl. Bond, 7.000%, due 03/16/15	258,804
		Total Other Bonds
		(Cost $47,858,817)	46,835,304

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

INTEREST ONLY SECURITIES: 0.4%
		Federal National Mortgage Association Interest STRIP: 0.2%
1,000,000	XX	4.050%, due 04/25/35	$58,281
250,000	XX	4.050%, due 05/25/35	14,834
640,071		5.500%, due 04/01/33	154,437
			227,552
		Federal Home Loan Mortgage Corporation: 0.2%
1,679,620	C	4.890%, due 03/15/29	135,562
176,437	C	7.000%, due 03/15/28	33,473
1,064,349	C	7.000%, due 04/15/28	198,895
			367,930
		Total Interest Only Securities
		(Cost $555,791)	595,482

No. of Contracts			Value

OPTIONS: 0.0%
630,000	@@, XX	Canadian Dollar, 3.048%, due 01/28/07	3,343
110,000,000	@@, XX	90 day South Korean Index, 4.280%, due 03/04/10	675
220,000,000	@@, XX	90 day South Korean Index, 4.270%, due 03/04/10	1,253
274,000,000	@@, XX	South Korean Won, 4.310%, due 03/04/10	2,043
220,000,000	@@, XX	90 day South Korean Index, 3.550%, due 03/04/10	1,244
274,000,000	@@, XX	90 day South Korean Index, 4.173%, due 03/04/10	1,209
1,490,000	@@, XX	90 day Euro Index, 3.830%, due 03/08/15	13,035
		Total Options
		(Cost $-)	22,802

Principal Amount				Value

SHORT-TERM INVESTMENTS: 33.7%
		Federal Home Loan Bank: 14.7%
$25,000,000		2.000%, due 04/01/05		$24,998,611
		Total Federal Home Loan Bank
		(Cost $25,000,000)		24,998,611
		Sovereign: 0.3%
4,119,070	@@, XX	Citibank DOP Treasury Bill, 20.310%, due 03/10/06		128,958
17,000,000	@@, XX	Deutsche Bank NGN Treasury Bill, 0.000%, due 06/16/05		124,756
2,900,000,00	@@, XX	Deutsche Bank ROL Treasury Bill, 0.250%, due 05/12/05		101,925
4,700,000,00	@@, XX	Lehman Brothers ROM Treasury Bill, 6.750%, due 03/10/08		166,271
		Total Sovereign
		(Cost $530,352)		521,910
		Securities Lending CollateralCC: 18.7%
31,617,909		The Bank of New York Institutional Cash Reserves Fund		31,617,909
		Total Securities Lending Collateral
		(Cost $31,617,909)		31,617,909
		Total Short-Term Investments
		(Cost $57,148,261)		57,138,430

		Total Investments In Securities
		(Cost $174,578,966)*	101.7%	$172,344,668

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

	Other Assets and Liabilities—Net	(1.7)	$(2,847,444)
	Net Assets	100.0%	$169,497,224

@	Non-income producing security
@@	Foreign issuer
+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

*	Cost for federal income tax purposes is $174,598,861.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$410,435
	Gross Unrealized Depreciation	(2,664,627)
	Net Unrealized Depreciation	$(2,254,192)

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value
WRITTEN OPTIONS
Call Options Written
1,900,000	Australian Dollar	05/03/2005	5.755	$135
1,413,000	Brazilian Real	01/02/2007	18.000	3,902
1,930,000	British Pound Sterling	06/29/2010	5.120	20,423
800,000	Mexican Peso	03/05/2015	10.850	1,114
32,000	Polish Zloty	03/24/2010	5.900	41
20,000	Polish Zloty	03/24/2010	5.900	34
	Total Liability for Call Options Written
	(Premiums received $23,220)			$25,649

At March 31, 2005 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
Australian Dollar			USD
AUD 750,000	Buy	04/26/05	592,275	$578,960	$(13,315)

Brazilian Real
BRL 1,074,000	Buy	04/04/05	399,851	403,327	3,476

Brazilian Real
BRL 612,000	Buy	03/07/06	199,739	214,098	14,359

Brazilian Real
BRL 540,000	Buy	04/04/05	195,652	202,790	7,138

Brazilian Real
BRL 540,000	Buy	04/04/05	195,475	202,790	7,315

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Swiss Francs
CHF 1,340,000	Buy	04/21/05	1,122,654	1,125,618	2,964

Chilean Peso
CLP 93,200,000	Buy	04/01/05	160,690	159,112	(1,578)

Chilean Peso
CLP 46,900,000	Buy	04/01/05	80,308	80,068	(240)

Chilean Peso
CLP 94,000,000	Buy	04/04/05	159,837	160,473	636

Chilean Peso
CLP 94,000,000	Buy	04/29/05	160,123	160,438	315

Euro
EUR 830,000	Buy	09/09/05	1,102,074	1,084,256	(17,818)

British Pound Sterling
GBP 830,000	Buy	07/06/05	130,375	131,645	1,270

British Pound Sterling
GBP 140,000	Buy	07/06/05	261,443	263,290	1,847

British Pound Sterling
GBP 140,000	Buy	07/06/05	258,874	263,290	4,416

British Pound Sterling
GBP 300,000	Buy	04/26/05	569,010	566,100	(2,910)

British Pound Sterling
GBP 140,000	Buy	07/06/05	260,526	263,290	2,764

Japanese Yen
JPY 172,000,000	Buy	04/22/05	1,659,543	1,611,058	(48,485)

Japanese Yen
JPY 875,000,000	Buy	05/16/05	8,470,474	8,212,970	(257,504)

Japanese Yen
JPY 259,000,000	Buy	06/29/05	2,461,088	2,440,300	(20,788)

Japanese Yen
JPY 120,000,000	Buy	04/21/05	1,120,344	1,123,899	3,555

Korean Won
KRW 258,000,000	Buy	06/28/05	254,576	253,863	(713)

Korean Won
KRW 387,000,000	Buy	06/28/05	379,486	380,794	1,308

Korean Won
KRW 258,000,000	Buy	06/29/05	252,101	253,862	1,761

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Mexican Peso
MXN 2,200,000	Buy	04/18/05	195,339	196,057	718

Mexican Peso
MXN 1,760,000	Buy	04/18/05	156,222	156,845	623

Norwegian Krone
NOK 7,160,000	Buy	04/21/05	1,134,060	1,134,521	461

New Zealand Dollar
NZD 820,000	Buy	04/26/05	604,742	582,935	(21,807)

Polish Zloty
PLN 110,000	Buy	04/25/05	35,416	34,939	(477)

Slovakian Koruna
SKK 4,550,000	Buy	06/21/05	159,733	153,203	(6,530)
					$(337,239)

Japanese Yen			USD
JPY 84,000,000	Sell	04/22/05	814,703	$786,795	$27,908

Japanese Yen
JPY 52,200,000	Sell	06/05/05	515,179	490,949	24,230

British Pound Sterling
GBP 270,000	Sell	06/08/05	504,252	508,379	(4,127)

Euro
EUR 515,000	Sell	06/08/05	682,195	670,519	11,676

British Pound Sterling
GBP 140,000	Sell	07/06/05	262,108	263,290	(1,182)

Japanese Yen
JPY 1,000,000	Sell	04/22/05	9,616	9,367	249

British Pound Sterling
GBP 140,000	Sell	07/06/05	260,709	263,289	(2,580)

Euro
EUR 6,000,000	Sell	05/24/05	7,866,180	7,808,479	57,701

Euro
EUR 5,800,000	Sell	06/03/05	7,662,293	7,550,420	111,873

Japanese Yen
JPY 1,000,000	Sell	04/22/05	9,613	9,367	246

Australian Dollar
AUD 1,900,000	Sell	06/03/05	1,482,523	1,462,267	20,256

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Japanese Yen
JPY 172,000,000	Sell	04/22/05	1,644,941	1,611,057	33,884

Norwegian Krone
NOK 3,580,000	Sell	04/21/05	586,213	567,261	18,952

Japanese Yen
JPY 60,000,000	Sell	04/21/05	573,077	561,950	11,127

Euro
EUR 30,000	Sell	04/25/05	39,574	39,010	564

Swiss Francs
CHF 670,000	Sell	04/21/05	575,107	562,809	12,298

Chilean Peso
CLP 94,000,000	Sell	04/04/05	160,136	160,472	(336)

Euro
EUR 1,880,000	Sell	06/29/05	2,444,931	2,449,154	(4,223)

Chilean Peso
CLP 140,100,000	Sell	04/01/05	238,875	239,181	(306)

Japanese Yen
JPY 27,000,000	Sell	06/29/05	256,160	254,394	1,766

Turkish Lira
TRY 329,000	Sell	06/27/05	234,014	235,820	(1,806)

Turkish Lira
TRY 219,000	Sell	06/27/05	156,127	156,974	(847)

Euro
EUR 1,660,000	Sell	09/09/05	2,148,471	2,168,512	(20,041)

Japanese Yen
JPY 68,000,000	Sell	06/29/05	638,648	640,697	(2,049)

Brazilian Real
BRL 1,395,000	Sell	04/04/05	516,189	523,874	(7,685)

Brazilian Real
BRL 219,000	Sell	04/04/05	81,458	82,243	(785)

Australian Dollar
AUD 1,500,000	Sell	04/26/05	1,155,390	1,157,920	(2,530)

New Zealand Dollar
NZD 1,640,000	Sell	04/26/05	1,160,587	1,165,869	(5,282)

British Pound Sterling
GBP 600,000	Sell	04/26/05	1,127,127	1,132,200	(5,073)
					$273,878

PORTFOLIO OF INVESTMENTS

ING Oppenheimer Strategic Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Information concerning open futures contracts for the ING Oppenheimer Strategic Income Portfolio at March 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)
Gilt Future	1	$207,950	06/30/2005	$1,913
JGB 10 Year Mini Future	1	130,329	06/08/2005	1,012
NASDAQ 100 E-Mini	20	596,400	06/17/2005	5,194
NIKKEI 225	1	58,000	06/09/2005	(1,025)
U.S. 10 Year Treasury Note	15	1,638,984	06/30/2005	6,689
U.S. Long Bond	44	4,900,500	06/30/2005	35,979
				$49,762

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain (Loss)
CAC40 10 EURO Future	4	$207,866	06/17/2005	$760
DAX Index Future	2	283,486	06/17/2005	867
EURO-Bond Future	3	462,454	06/08/2005	(5,621)
FTSE 100 Index Future	6	556,959	06/17/2005	7,718
NIKKEI 225 Index Future	3	326,477	06/09/2005	6,165
S&P 500 Future	7	2,071,825	06/16/2005	40,924
U.S. 2 Year Treasury Note	50	10,344,531	07/06/2005	25,873
U.S. 5 Year Treasury Note	19	2,034,781	06/30/2005	15,858
				$92,544

Information concerning the Interest Rate Swap Agreement outstanding for the ING Oppenheimer Strategic Income Portfolio at March 31,2005, is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 4.816% and pay a floating rate based on the 3-month U.S. Treasury Index.	03/08/15	$2,040,000	$28,104
Counterparty: Deutsche Bank

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 70.2%
		Aerospace/Defense: 1.5%
40,000		Boeing Co.	$2,338,400
			2,338,400
		Biotechnology: 1.5%
40,600	@, L	Amgen, Inc.	2,363,326
			2,363,326
		Commercial Services: 3.5%
54,800	@, L	ChoicePoint, Inc.	2,198,028
62,400	L	H&R Block, Inc.	3,156,192
			5,354,220
		Computers: 4.0%
126,900	@, L	Cadence Design Systems, Inc.	1,897,155
111,700	@	Dell, Inc.	4,291,514
			6,188,669
		Cosmetics/Personal Care: 0.7%
26,700		Avon Products, Inc.	1,146,498
			1,146,498
		Diversified Financial Services: 2.5%
60,000		Citigroup, Inc.	2,696,400
20,600		Merrill Lynch & Co., Inc.	1,165,960
			3,862,360
		Electronics: 2.0%
250,000	@, @@, L	Flextronics Intl. Ltd.	3,010,000
			3,010,000
		Forest Products and Paper: 1.9%
79,400		International Paper Co.	2,921,126
			2,921,126
		Healthcare-Products: 1.5%
81,300	@	Boston Scientific Corp.	2,381,277
			2,381,277
		Insurance: 14.0%
50,500		AMBAC Financial Group, Inc.	3,774,875
141,000		American Intl. Group, Inc.	7,812,811
305,000	#, @	Conseco, Inc.	—
1	@	Conseco, Inc.	20
81,100		Hartford Financial Services Group, Inc.	5,560,216
61,700		St. Paul Travelers Cos., Inc.	2,266,241
132,600	L	UnumProvident Corp.	2,256,852
			21,671,015
		Leisure Time: 4.2%
20,300		Harley-Davidson, Inc.	1,172,528
117,000	L	Royal Caribbean Cruises Ltd.	5,228,730
			6,401,258

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 1.0%
103,700	@	DIRECTV Group, Inc.	$1,495,354
			1,495,354
		Mining: 3.0%
117,200	@, @@	Inco, Ltd.	4,664,560
			4,664,560
		Miscellaneous Manufacturing: 1.5%
36,000		Eaton Corp.	2,354,400
			2,354,400
		Oil and Gas: 11.4%
59,900	@@	BP PLC ADR	3,737,760
49,600		ChevronTexaco Corp.	2,892,176
89,400		ConocoPhillips	9,640,896
40,300		XTO Energy, Inc.	1,323,452
			17,594,284
		Pharmaceuticals: 2.2%
81,000	@@	Sanofi-Aventis ADR	3,429,540
			3,429,540
		Retail: 7.5%
56,500	@	Kohl’s Corp.	2,917,095
22,000	@	Office Depot, Inc.	487,960
63,600	L	Tiffany & Co.	2,195,472
119,600		Wal-Mart Stores, Inc.	5,993,156
			11,593,683
		Semiconductors: 3.3%
198,600		Texas Instruments, Inc.	5,062,314
			5,062,314
		Telecommunications: 3.0%
139,000	@	Cisco Systems, Inc.	2,486,710
127,700	@, L	JDS Uniphase Corp.	213,259
123,500	@@, L	Nokia OYJ ADR	1,905,605
			4,605,574
		Total Common Stock (Cost $100,837,109)	108,437,858

Principal
Amount		Value

CORPORATE BONDS/NOTES: 27.6%
	Aerospace/Defense: 1.9%
$930,000	General Dynamics Corp., 2.125%, due 05/15/06	$911,722
990,000	Northrop Grumman Corp., 4.079%, due 11/16/06	989,106
1,010,000	Raytheon Co., 6.750%, due 08/15/07	1,063,248
		2,964,076
	Auto Manufacturers: 0.7%
770,000	DaimlerChrysler NA Holding Corp., 6.400%, due 05/15/06	786,571

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

350,000	L	Ford Motor Co., 7.450%, due 07/16/31	317,461
			1,104,032
		Banks: 1.9%
1,010,000		Keycorp, 2.750%, due 02/27/07	$981,845
960,000		U.S. Bank NA, 2.850%, due 11/15/06	942,543
925,000		Wachovia Corp., 4.950%, due 11/01/06	936,881
			2,861,269
		Beverages: 0.6%
985,000		Coca-Cola Enterprises, Inc., 5.250%, due 05/15/07	1,005,702
			1,005,702
		Commercial Services: 0.2%
360,000		Cendant Corp., 6.875%, due 08/15/06	372,718
			372,718
		Cosmetics/Personal Care: 0.6%
1,005,000	L	Procter & Gamble Co., 3.500%, due 12/15/08	977,603
			977,603
		Diversified Financial Services: 7.6%
935,000		American Express Co., 5.500%, due 09/12/06	954,314
460,000		American Express Credit Corp., 3.000%, due 05/16/08	441,041
880,000		Bear Stearns Cos, Inc., 6.500%, due 05/01/06	903,314
200,000	L	Boeing Capital Corp., 6.500%, due 02/15/12	217,281
450,000	L	CIT Group, Inc., 7.750%, due 04/02/12	521,217
2,345,000		Conseco Finance Trust II, 0.000%, 11/15/26	—
2,350,000		Conseco Finance Trust III, 0.000%, 04/01/27	—
630,000	L	Citigroup, Inc., 5.000%, due 03/06/07	639,247
400,000		Citigroup, Inc., 6.000%, due 02/21/12	426,397
460,000	L	Ford Motor Credit Co., 6.125%, due 01/09/06	464,284
560,000		General Electric Capital Corp., 5.350%, due 03/30/06	567,612
500,000		General Electric Capital Corp., 6.000%, due 06/15/12	533,501
1,265,000		General Motors Acceptance Corp., 6.750%, due 01/15/06	1,274,046
600,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	618,629
500,000		HSBC Finance Corp., 7.000%, due 05/15/12	558,154
950,000		International Lease Finance Corp., 4.000%, due 01/17/06	950,861
680,000		John Deere Capital Corp., 3.125%, due 12/15/05	677,224
1,080,000		J.P. Morgan Chase & Co., 5.250%, due 05/30/07	1,101,837
890,000		Merrill Lynch & Co., Inc., 6.150%, due 01/26/06	905,741
			11,754,700
		Electric: 0.6%
975,000		Dominion Resources, Inc., 3.660%, due 11/15/06	967,761
			967,761
		Environmental Control: 0.2%
225,000		Waste Management, Inc., 6.500%, due 11/15/08	238,709
			238,709
		Food: 3.0%
1,010,000		General Mills, Inc., 2.625%, due 10/24/06	987,556
1,020,000	L	Kellogg Co., 2.875%, due 06/01/08	972,594
1,090,000		Kraft Foods, Inc., 4.625%, due 11/01/06	1,097,553
950,000		Safeway, Inc., 6.150%, due 03/01/06	967,133
640,000		Tyson Foods, Inc., 7.250%, due 10/01/06	668,014
			4,692,850

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Forest Products and Paper: 0.6%
890,000	L	Weyerhaeuser Co., 6.000%, due 08/01/06	$912,519
			912,519
		Investment Companies: 0.6%
860,000	L	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	885,329
			885,329
		Media: 1.5%
600,000		Historic TW, Inc., 8.110%, due 08/15/06	628,819
200,000		News America Holdings, 9.250%, due 02/01/13	249,972
890,000		Viacom, Inc., 6.400%, due 01/30/06	907,297
550,000		Walt Disney Co., 5.375%, due 06/01/07	559,723
			2,345,811
		Mining: 0.7%
1,030,000		Alcoa, Inc., 4.250%, due 08/15/07	1,030,131
			1,030,131
		Miscellaneous Manufacturing: 0.4%
680,000	@@	Tyco International Group SA, 5.800%, due 08/01/06	694,506
			694,506
		Oil and Gas: 1.6%
1,020,000	@@	ChevronTexaco Capital Co., 3.500%, due 09/17/07	1,004,557
890,000		Marathon Oil Corp., 5.375%, due 06/01/07	908,660
550,000		Valero Energy Corp., 6.125%, due 04/15/07	568,752
			2,481,969
		Pharmaceuticals: 0.6%
880,000		Bristol-Myers Squibb Co., 4.750%, due 10/01/06	891,783
			891,783
		Pipelines: 0.6%
860,000		Duke Capital LLC, 4.302%, due 05/18/06	861,524
			861,524
		Retail: 0.4%
550,000		CVS Corp., 3.875%, due 11/01/07	542,398
			542,398
		Savings and Loans: 0.4%
550,000		World Savings Bank FSB, 4.125%, due 03/10/08	545,415
			545,415
		Telecommunications: 2.3%
890,000		Motorola, Inc., 4.608%, due 11/16/07	892,868
720,000		New Cingular Wireless Services, Inc., 7.350%, due 03/01/06	742,517
940,000		SBC Communications, Inc., 5.750%, due 05/02/06	957,426
560,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	571,064
400,000		Verizon Global Funding Corp., 7.375%, due 09/01/12	454,435
			3,618,310
		Transportation: 0.6%
1,000,000		FedEx Corp., 2.650%, due 04/01/07	969,507
			969,507

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

	Total Corporate Bonds/Notes
	(Cost $43,231,785)		$42,718,622
	Total Long-Term Investments
	(Cost $144,068,894)		151,156,480
SHORT-TERM INVESTMENTS: 10.5%
	Securities Lending CollateralCC: 10.5%
16,186,513	The Bank of New York Institutional Cash Reserves Fund		16,186,513
	Total Short-Term Investments
	(Cost $16,186,513)		16,186,513
	Total Investments In Securities
	(Cost $160,255,407)*	108.3%	$167,342,993
	Other Assets and Liabilities—Net	(8.3)	(12,862,130)
	Net Assets	100.0%	$154,480,863

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
*	Cost for federal income tax purposes is $160,277,771.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,899,659
	Gross Unrealized Depreciation	(3,834,437)
	Net Unrealized Appreciation	$7,065,222

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.7%
		Auto Manufacturers: 0.3%
$100,000	L	General Motors Corp., 8.250%, due 07/15/23	$86,571
500,000		General Motors Corp., 8.375%, due 07/15/33	428,901
			515,472
		Banks: 1.7%
2,500,000	@@	Bank of Ireland, 2.560%, due 04/11/05	2,498,044
1,100,000		Barclays U.S. Funding LLC, 2.540%, due 04/05/05	1,099,611
			3,597,655
		Diversified Financial Services: 0.6%
150,000	L	CIT Group, Inc., 7.750%, due 04/02/12	173,739
100,000		Citigroup, Inc., 5.625%, due 08/27/12	103,759
200,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	174,605
700,000		Goldman Sachs Group, Inc., 3.022%, due 07/23/09	704,350
100,000		Morgan Stanley, 5.300%, due 03/01/13	100,729
			1,257,182
		Electric: 0.6%
300,000		Columbus Southern Power Co., 6.600%, due 03/01/33	335,616
100,000		Entergy Gulf States, Inc., 3.600%, due 06/01/08	97,115
501,000		Pacific Gas & Electric Co., 3.260%, due 04/03/06	502,423
150,000	#	TXU Energy Co. LLC, 3.420%, due 01/17/06	150,020
			1,085,174
		Forest Products and Paper: 0.2%
300,000	@@	Smurfit Capital Funding PLC, 6.750%, due 11/20/05	302,250
			302,250
		Lodging: 0.2%
300,000		Harrah’s Operating Co., Inc., 7.875%, due 12/15/05	306,750
			306,750
		Oil and Gas: 0.2%
200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	227,750
100,000	#	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	120,500
			348,250
		Pipelines: 0.1%
200,000	L	El Paso Corp., 7.750%, due 01/15/32	189,500
			189,500
		Telecommunications: 0.8%
50,000		AT&T Corp., 9.050%, due 11/15/11	57,063
30,000		New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	34,163
200,000	#	Qwest Corp., 9.125%, due 03/15/12	218,500
400,000		SBC Communications, Inc., 4.125%, due 09/15/09	389,439
1,000,000	#, C	SBC Communications, Inc., 4.206%, due 06/05/05	1,001,751
			1,700,916
		Total Corporate Bonds/Notes (Cost $9,286,990)	9,303,149

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.9%
		Federal Home Loan Mortgage Corporation: 12.0%
414,474	I	0.070%, due 04/25/24	$408,986
1,200,000		2.450%, due 04/01/05	1,199,918
1,666,121		2.750%, due 02/15/12	1,656,617
500,000		2.800%, due 06/13/05	497,136
1,300,000		2.810%, due 06/30/05	1,290,818
3,400,000	L	2.930%, due 07/12/05	3,371,725
1,400,000		3.050%, due 08/01/05	1,385,553
1,700,000		3.050%, due 08/08/05	1,681,451
126,335		3.210%, due 05/15/29	126,696
1,672,787		3.500%, due 03/15/10	1,673,926
75,374		3.500%, due 07/15/32	73,828
187,687		4.000%, due 12/15/12	187,683
683,889		4.125%, due 03/25/24	719,579
173,574		5.000%, due 09/15/16	175,121
1,500,000		5.000%, due 04/15/35	1,467,657
55,101		5.500%, due 08/01/07	56,184
264,261		5.500%, due 03/01/23	267,379
610,699		5.500%, due 05/01/23	617,905
194,032		5.500%, due 08/15/30	191,966
4,500,000		5.500%, due 04/01/33	4,512,653
184,036		5.662%, due 04/01/32	190,134
12,679		6.000%, due 10/01/17	13,107
17,823		6.000%, due 01/15/20	17,814
58,741		6.000%, due 02/01/22	60,538
1,335,909		6.000%, due 03/01/23	1,375,899
90,791		6.500%, due 10/15/22	90,825
283,026		7.500%, due 10/25/43	304,218
			23,615,316
		Federal National Mortgage Association: 46.9%
905,895		2.770%, due 03/25/34	907,168
5,500,000		2.790%, due 06/01/05	5,473,671
5,000,000		2.800%, due 06/13/05	4,971,360
1,421,774		2.890%, due 08/15/26	1,422,596
367,228		2.940%, due 05/25/34	366,287
2,000,000		2.960%, due 05/25/05	1,990,984
3,900,000		2.966%, due 09/22/06	3,898,245
2,300,000		3.050%, due 08/03/05	2,275,878
39,524		3.758%, due 02/01/20	40,399
1,674,859		4.000%, due 08/25/09	1,678,793
320,142		4.160%, due 04/25/24	330,189
49,378		4.456%, due 09/01/31	50,974
227,424		4.855%, due 12/01/36	232,900
1,000,000		5.000%, due 04/01/18	999,375
180,221		5.000%, due 05/01/18	180,375
995,434		5.000%, due 11/01/18	996,288
603,683		5.000%, due 02/01/19	603,852
108,878		5.000%, due 08/01/19	108,909
582,848		5.000%, due 10/01/19	583,011
1,500,000		5.000%, due 05/01/33	1,462,500
436,469	L	5.000%, due 03/01/34	428,094
487,050		5.000%, due 04/01/34	476,646
1,408,730		5.001%, due 09/01/34	1,415,341
800,000		5.240%, due 05/02/05	798,055
107,770		5.500%, due 01/25/16	108,127
206,524		5.500%, due 03/01/16	210,856
366,226		5.500%, due 06/01/23	370,185
54,800,000		5.500%, due 04/01/33	54,885,597
387,770		5.500%, due 11/01/33	389,175
523,231		5.500%, due 12/01/33	525,127
372,883		5.755%, due 04/01/32	377,992
227,849		6.000%, due 04/01/17	235,511
495,395		6.000%, due 06/01/17	512,056

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

83,155		6.000%, due 01/01/18	$85,952
62,527		6.000%, due 12/01/18	64,503
686,525		6.000%, due 04/01/22	706,898
1,545,070		6.000%, due 06/01/22	1,590,919
297,141		6.000%, due 01/01/23	305,958
39,511		6.250%, due 10/25/22	39,535
246,069		6.500%, due 03/01/17	257,105
55,037		6.500%, due 07/01/29	57,320
			92,414,706
		Government National Mortgage Association: 0.0%
88,565		3.220%, due 03/16/32	89,117
			89,117
		Total U.S. Government Agency Obligations (Cost $116,303,431)	116,119,139
U.S. TREASURY OBLIGATIONS: 11.9%
		U.S. Treasury Bonds: 5.9%
5,000,000		1.625%, due 04/30/05	4,996,352
250,000	L	5.500%, due 08/15/28	271,660
3,300,000	L	6.000%, due 02/15/26	3,776,051
2,000,000		6.250%, due 08/15/23	2,329,298
300,000		7.250%, due 08/15/22	383,590
			11,756,951
		U.S. Treasury Inflation Indexed Bonds: 4.7%
500,000		0.875%, due 04/15/10	492,487
1,400,000	L	1.875%, due 07/15/13	1,479,433
6,000,000	L	2.000%, due 07/15/14	6,202,093
800,000	L	3.375%, due 01/15/07	1,011,172
			9,185,185
		U.S. Treasury Notes: 1.3%
2,500,000	L	3.000%, due 12/31/06	2,469,045
			2,469,045
		Total U.S. Treasury Obligations (Cost $23,444,666)	23,411,181
ASSET-BACKED SECURITIES: 4.6%
		Automobile Asset-Backed Securities: 0.1%
140,615		Navistar Financial Corp. Owner Trust, 1.690%, due 09/15/06	140,340
			140,340
		Credit Card Asset-Backed Securities: 1.1%
700,000		Bank One Issuance Trust, 2.860%, due 10/15/08	700,668
700,000		Sears Credit Account Master Trust, 2.940%, due 08/18/09	700,766
700,000		Sears Credit Account Master Trust, 3.190%, due 11/17/09	702,141
			2,103,575
		Home Equity Asset-Backed Securities: 1.4%
32,767		Ameriquest Mortgage Securities, Inc., 3.140%, due 06/25/31	32,791
60,474		Ameriquest Mortgage Securities, Inc., 3.260%, due 02/25/33	60,697
232,712		CitiFinancial Mortgage Securities, Inc., 3.160%, due 05/25/33	233,110
510,032		Countrywide Asset-Backed Certificates, 3.040%, due 10/25/21	510,532
502,423		GSAMP Trust, 3.030%, due 10/25/34	502,872
172,975		HFC Home Equity Loan Asset Backed Certificates, 3.200%, due 10/20/32	173,220
40,857		Home Equity Mortgage Trust, 3.250%, due 07/25/33	40,895

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

52,229		Morgan Stanley ABS Capital I, 2.980%, due 03/25/34	$52,261
18,836		Option One Mortgage Loan Trust, 2.960%, due 05/25/34	18,847
180,166		Residential Asset Securities Corp., 2.970%, due 06/25/25	180,277
342,526		Residential Asset Securities Corp., 2.980%, due 11/25/24	342,738
136,062		Residential Asset Securities Corp., 3.080%, due 09/25/31	136,668
74,485		Saxon Asset Securities Trust, 3.250%, due 12/25/32	74,611
461,914		Wells Fargo Home Equity Trust, 3.010%, due 06/25/19	462,281
			2,821,800
		Other Asset-Backed Securities: 2.0%
235,643		Countrywide Asset-Backed Certificates, 2.760%, due 08/25/23	235,789
828,814	XX	Countrywide Asset-Backed Certificates, 2.990%, due 05/25/23	829,643
665,487		Countrywide Asset-Backed Certificates, 3.040%, due 09/25/21	666,164
101,581		First Franklin Mortgage Loan Asset Backed Certificates, 2.940%, due 03/25/34	101,643
209,166		Long Beach Mortgage Loan Trust, 3.000%, due 02/25/24	209,351
136,488		Long Beach Mortgage Loan Trust, 3.170%, due 06/25/33	136,702
402,013	#	Quest Trust, 3.410%, due 06/25/34	403,404
124,245		Residential Asset Mortgage Products, Inc., 2.800%, due 06/25/24	124,338
521,023		Residential Asset Mortgage Products, Inc., 2.980%, due 05/25/26	521,407
548,963		SLM Student Loan Trust, 2.680%, due 07/27/09	549,290
132,057		Structured Asset Securities Corp., 3.350%, due 05/25/32	132,493
			3,910,224
		Total Asset-Backed Securities (Cost $8,969,655)	8,975,939
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.7%
		Agency Collateral PAC CMO: 1.5%
473,434		Fannie Mae, 3.500%, due 04/25/17	471,112
2,427,308		Fannie Mae, 5.000%, due 04/25/14	2,437,634
			2,908,746
		Commercial Mortgage-Backed Securities: 0.8%
800,000	#	Banc of America Large Loan, 3.010%, due 11/15/15	801,025
700,000	#	Bear Stearns Commercial Mortgage Securities, 3.020%, due 05/14/16	700,711
			1,501,736
		Whole Loan Collateral PAC: 0.4%
388,299		Residential Accredit Loans, Inc., 3.250%, due 03/25/33	388,528
430,672		Residential Asset Securitization Trust, 3.250%, due 05/25/33	431,536
			820,064
		Whole Loan Collateralized Mortgage Obligations: 4.0%
434,397		Banc of America Mortgage Securities, 3.300%, due 01/25/34	436,246
47,441		Bear Stearns Adjustable Rate Mortgage Trust, 5.940%, due 06/25/32	47,796
456,004		Countrywide Home Loan Mortgage Pass Through Trust, 3.130%, due 08/25/34	455,572
891,621	XX	Countrywide Home Loan Mortgage Pass Through Trust, 3.170%, due 03/25/35	892,039
375,771		Credit Suisse First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	382,928
560,734		GSR Mortgage Loan Trust, 3.460%, due 06/25/34	551,816
38,599		GSR Mortgage Loan Trust, 6.000%, due 03/25/32	38,831
500,302		Homestar Mortgage Acceptance Corp., 3.040%, due 01/25/22	500,636
1,000,000	XX	HVMLT, 0.000%, due 04/19/35	1,000,469
87,026		Residential Funding Mortgage Securities, Inc., 6.500%, due 03/25/32	89,455
832,725		Sequoia Mortgage Trust, 3.200%, due 07/20/33	830,726
895,730		Washington Mutual, Inc., 2.960%, due 01/25/45	897,758

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

890,494		Washington Mutual, Inc., 2.970%, due 12/25/44	$891,379
1,002,909		Washington Mutual, Inc., 3.120%, due 12/25/27	1,002,554
111,218		Washington Mutual, Inc., 3.433%, due 02/27/34	110,797
			8,129,002
		Total Collateralized Mortgage Obligations (Cost $13,380,563)	13,359,548
MUNICIPAL BONDS: 3.0%
		California: 0.6%
100,000		Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	102,686
300,000		Golden State Tobacco Securitization Corp., 6.750%, due 06/01/39	316,290
450,000	I	Orange County Sanitation District, 7.470%, due 02/01/33	472,725
300,000		State of California, 5.000%, due 07/01/11	325,884
			1,217,585
		Florida: 0.1%
200,000		Florida State Board Education, 5.000%, due 06/01/32	206,818
			206,818
		Louisiana: 0.0%
100,000		Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	98,758
			98,758
		Nevada: 0.1%
100,000		Clark County School District, 5.375%, due 06/15/13	111,404
			111,404
		New York: 0.7%
1,290,000		New York City Municipal Water Finance Authority, 5.000%, due 06/15/34	1,323,036
			1,323,036
		Ohio: 0.2%
250,000		Akron, 5.000%, due 12/01/33	257,240
100,000		Kettering City School District, 5.000%, due 12/01/30	103,256
			360,496
		Rhode Island: 0.1%
200,000		Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	200,780
			200,780
		Texas: 0.7%
400,000		City of San Antonio, 5.000%, due 02/01/10	427,566
890,000		Texas State University Systems, 5.000%, due 03/15/30	917,688
			1,345,254
		Washington: 0.1%
100,000		Energy Northwest, 5.500%, due 07/01/12	110,465
100,000		Energy Northwest, 5.500%, due 07/01/15	111,692
			222,157
		Wisconsin: 0.4%
800,000		Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	813,464
			813,464
		Total Municipal Bonds (Cost $5,744,764)	5,899,752

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

OTHER BONDS: 10.4%
		Brazil: 0.8%
72,000	@@, L	Brazilian Government Intl. Bond, 3.062%, due 04/15/06	$71,985
184,245	@@	Brazilian Government Intl. Bond, 3.125%, due 04/15/09	180,352
779,892	@@, C, L	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	776,997
380,000	@@, L	Brazilian Government Intl. Bond, 8.840%, due 06/29/09	424,175
160,000	@@, L	Brazilian Government Intl. Bond, 11.500%, due 03/12/08	181,040
			1,634,549
		France: 4.2%
3,000,000	@@	France Government, 2.140%, due 06/23/05	3,879,534
2,330,000	@@	France Government, 2.160%, due 06/16/05	3,014,285
200,000	@@	France Government, 4.750%, due 04/25/35	287,613
700,000	@@	France Government, 5.750%, due 10/25/32	1,152,214
			8,333,646
		Germany: 3.1%
800,000	@@	Deutsche Bundesrepublik, 2.000%, due 06/17/05	1,039,535
1,700,000	@@	Deutsche Bundesrepublik, 4.250%, due 01/04/14	2,328,949
800,000	@@	Deutsche Bundesrepublik, 6.250%, due 01/04/30	1,386,298
800,000	@@	Deutsche Bundesrepublik, 6.500%, due 07/04/27	1,406,979
			6,161,761
		Hong Kong: 0.2%
400,000	@@, #	Hong Kong Government Intl. Bond, 5.125%, due 08/01/14	404,374
			404,374
		Mexico: 0.2%
100,000	@@	Mexico Government Intl. Bond, 6.375%, due 01/16/13	104,000
300,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31	344,250
			448,250
		Panama: 0.2%
250,000	@@	Panama Government Intl. Bond, 8.875%, due 09/30/27	270,000
140,000	@@	Panama Government Intl. Bond, 9.625%, due 02/08/11	158,900
			428,900
		Peru: 0.3%
100,000	@@	Peru Government Intl. Bond, 9.125%, due 01/15/08	109,500
340,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	384,200
			493,700
		Russia: 0.9%
990,000	@@, +	Russia Government Intl. Bond, 5.000%, due 03/31/30	1,015,245
60,000	@@	Russia Government Intl. Bond, 8.250%, due 03/31/10	64,776
600,000	@@	Russia Government Intl. Bond, 8.750%, due 07/24/05	609,960
			1,689,981
		Spain: 0.4%
500,000	@@	Spanish Government, 5.750%, due 07/30/32	822,882
			822,882
		Ukraine: 0.1%
156,807	@@	Ukraine Government, 11.000%, due 03/15/07	168,646
			168,646
		Total Other Bonds (Cost $20,557,506)	20,586,689

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
4,879		Fannie Mae	$271,089
		Total Preferred Stock (Cost $243,950)	271,089

No. of Contracts			Value

OPTIONS: 0.0%
500,000	I, XX	EURO Call Swaption, Strike Price 5.75, expires 04/27/09	$45,606
60		EURO Futures Option, Strike Price 92.50, expires 06/13/05	—
58		EURO Put Option, Strike Price 94.75, expires 09/19/05	15
55		EURO Put Option, Strike Price 93.75, expires 12/19/05	—
113		EURO Put Option, Strike Price 94.00, expires 12/19/05	226
500,000	I, XX	EURO Put Swaption, Strike Price 6.25, expires 04/27/09	19,607
		Total Purchased Options (Cost $ 64,460)	65,454
		Total Long-Term Investments (Cost $197,995,985)	197,991,940

Principal Amount			Value

SHORT-TERM INVESTMENTS: 42.1%

		Certificates of Deposit: 2.3
$4,500,000		Bank of America NA, 2.610%, due 04/20/05	$4,499,808
		Total Certificates of Deposit (Cost $4,500,000)	4,499,808
		Commercial Paper: 21.9%
4,900,000		ANZ National Intl. Ltd., 2.830%, due 05/23/05	4,879,650
900,000		ANZ National Intl. Ltd., 2.880%, due 05/31/05	895,635
3,000,000		Barclays US Funding LLC, 2.710%, due 05/24/05	2,987,837
1,700,000		Barclays US Funding LLC, 2.920%, due 06/16/05	1,689,452
500,000		Danske Corp., 2.890%, due 06/06/05	497,325
600,000		Den Norske Bank, 3.060%, due 07/14/05	594,696
700,000		Ford Motor Credit Co., 2.840%, due 04/08/05	699,558
5,300,000		General Electric Capital Corp., 2.710%, due 05/24/05	5,278,511
700,000		General Motors Acceptance Corp., 2.850%, due 04/05/05	699,723
500,000		General Motors Acceptance Corp., 2.870%, due 06/01/05	497,540
2,200,000		IXIS, 2.720%, due 05/18/05	2,192,037
3,300,000		IXIS, 2.900%, due 06/08/05	3,281,784
300,000		IXIS, 2.910%, due 06/13/05	298,215
1,000,000		Nordea North America, 2.950%, due 06/16/05	993,730
900,000	#	Scandinaviska Enskilda Banken, 2.730%, due 05/03/05	897,756
1,400,000	#	Scandinaviska Enskilda Banken, 2.950%, due 06/16/05	1,391,222
4,600,000	@@	Spain Letras Del Tesoro, 1.930%, due 06/17/05	5,953,459
4,900,000		Swedbank, 2.950%, due 06/17/05	4,868,836
1,300,000		UBS Finance LLC, 2.770%, due 05/25/05	1,294,526

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount				Value

200,000		UBS Finance LLC, 2.790%, due 04/25/05		$199,614
400,000		UBS Finance LLC, 2.880%, due 06/02/05		397,996
2,700,000		UBS Finance LLC, 2.900%, due 06/09/05		2,684,853
		Total Commercial Paper (Cost $43,355,045)		43,173,955
		U.S. Treasury Bills: 5.8%
1,200,000	L	2.570%, due 05/19/05		1,195,820
40,000		2.600%, due 06/02/05		39,819
975,000		2.670%, due 06/16/05		969,468
9,300,000	L	2.625%, due 04/14/05		9,290,498
		Total U.S. Treasury Bills (Cost 11,496,300)		11,495,605
23,927,715		Securities Lending CollateralCC: 12.1%
		The Bank of New York Institutional Cash Reserves Fund		23,927,715
		Total Securities Lending Collateral (Cost $23,927,715)		23,927,715
		Total Short-Term Investments (Cost $83,279,060)		83,097,083

		Total Investments in Securities
		(Cost $281,275,045)*	142.5%	$281,089,023
		Other Assets and Liabilities-Net	(42.5)	(83,775,023)
		Net Assets	100.0%	$197,248,546

	@@	Foreign issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $281,278,824.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$695,424
		Gross Unrealized Depreciation		(885,225)
		Net Unrealized Depreciation		$(189,801)

No. of Contracts		Expiration Date	Strike Price/Rate	Value
WRITTEN OPTIONS
Call Options Written
47	OTC 3 Months LIBOR/5 Years Interest Rate Swap	05/20/05	111.00	$10,281
8	OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	4.00	8,096
2	OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	4.00	2,024
	Total Liability for Call Options Written (Premiums received $160,043)			$20,401

Put Options Written
107	OTC 3 Months LIBOR/5 Years Interest Rate Swap	05/20/05	108.00	43,469
19	OTC 3 Months LIBOR/5 Years Interest Rate Swap	05/20/00	109.00	10,391

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

13	OTC 3 Months LIBOR/5 Years Interest Rate Swap	05/20/05	108.00	4,672
21	OTC 3 Months LIBOR/5 Years Interest Rate Swap	12/21/05	94.25	248
8	OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	7.00	624
2	OTC 3 Months LIBOR/7 Years Interest Rate Swap	09/23/05	7.00	156
	Total Liability for Put Options Written
	(Premiums received $227,224)			$59,560
	Total Written Options
	(Premiums received $387,267)			$79,961

At March 31, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
Brazilian Real
BRL 72,000	Buy	04/22/05	25,618	$26,839	$1,221
Brazilian Real
BRL 72,000	Buy	05/23/05	27,022	26,514	(508)
Brazilian Real
BRL 90,000	Buy	06/13/05	31,972	32,867	895
Brazilian Real
BRL 1,408,750	Buy	09/06/05	500,000	497,105	(2,895)
Brazilian Real
BRL 1,140,000	Buy	09/08/05	400,000	401,942	1,942
Chilean Peso
CLP 22,239,000	Buy	05/16/05	39,050	37,952	(1,098)
Chilean Peso
CLP 18,181,000	Buy	06/13/05	30,823	31,019	196
Chilean Peso
CLP 4,423,000	Buy	08/02/05	7,605	7,544	(61)
Chinese Yuan
CNY 3,159,000	Buy	09/26/05	400,000	388,686	(11,314)
Hong Kong Dollar
HKD 499,000	Buy	04/26/05	64,284	63,996	(288)
Indian Rupee
INR 2,312,000	Buy	06/21/05	53,191	52,740	(451)
Japanese Yen
JPY 263,650,000	Buy	04/13/05	2,513,360	2,467,639	(45,721)
Korean Won
KRW 74,304,000	Buy	04/28/05	71,930	73,139	1,209
Korean Won
KRW 28,000,000	Buy	05/24/05	27,261	27,555	294
Korean Won
KRW 35,400,000	Buy	06/21/05	35,347	34,833	(514)

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Mexican Peso
MXN 710,000	Buy	05/27/05	63,136	62,768	(368)
Mexican Peso
MXN 337,000	Buy	06/23/05	29,498	29,647	149
Peru Nuevos Soles
PEN 192,000	Buy	05/23/05	58,752	58,877	125
Peru Nuevos Soles
PEN 118,000	Buy	06/14/05	36,191	36,182	(9)
Poland Zlotych
PLN 93,000	Buy	05/23/05	30,089	29,471	(618)
Poland Zlotych
PLC 94,000	Buy	06/23/05	30,142	29,728	(414)
Russian Ruble
RUR 1,843,000	Buy	04/27/05	65,482	66,115	633
Russian Ruble
RUR 685,000	Buy	05/23/05	24,534	24,559	25
Russian Ruble
RUR 915,000	Buy	06/22/05	33,200	32,790	(410)
Singapore Dollar
SGD 109,000	Buy	04/26/05	66,900	66,129	(771)
Singapore Dollar
SGD 41,000	Buy	05/24/05	25,041	24,896	(145)
Singapore Dollar
SGD 52,000	Buy	06/21/05	32,110	31,601	(509)
Slovak Koruna
SKK 1,812,000	Buy	05/27/05	62,332	60,956	(1,376)
Slovak Koruna
SKK 1,137,000	Buy	06/23/05	38,828	38,287	(541)
Taiwan Dollar
TWD 800,000	Buy	05/24/05	25,461	25,566	105
Taiwan Dollar
TWD 997,000	Buy	06/21/05	32,834	31,935	(899)
					$(62,116)
Chinese Yuan
CNY 3,159,000	Sell	09/26/05	398,914	388,686	10,228
Euro
EUR 2,171,000	Sell	04/18/05	2,906,159	2,822,596	83,563
Euro
EUR 7,477,000	Sell	04/25/05	9,864,017	9,722,537	141,480
Euro
EUR 2,330,000	Sell	06/30/05	3,017,292	3,035,504	(18,212)
					$217,059

Information concerning open futures contracts for the ING PIMCO Total Return Portfolio at March 31, 2005 is shown below:

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)
90 Day Euro	72	$17,367,300	06/13/05	$(101,125)
90 Day Euro	70	16,804,375	09/19/05	(111,300)
90 Day Euro	268	64,162,550	12/19/05	(191,359)
90 Day Euro	11	2,621,988	12/18/06	9,900
Euro-Bund	38	5,857,756	06/08/05	38,539
Japanese 10 Year Bond	1	1,303,384	06/09/05	20,736
U.S. Treasury Bond	51	5,680,125	06/30/05	(33,469)
U.S. 10 Year Treasury Bond	382	41,739,471	06/30/05	(288,945)
				$(657,023)

Information concerning the Credit Default Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at March 31, 2005, is shown below:

	Termination Date		Notional Principal	Unrealized Appreciation (Depreciation)
Mexican Government
Receive $1,000,000 in the event of default and pay 1.080%
Counterparty: Barclays Bank PLC	05/20/05	I, XX	$300,000	$194

Russian Federation
Receive $1,000,000 in the event of default and pay 1.000%
Counterparty: Morgan Stanley Capital Services, Inc.	07/20/05	I, XX	300,000	433

Russian Federation
Receive $1,000,000 in the event of default and pay 1.000%
Counterparty: Lehman Brothers Special Financing, Inc.	07/28/05	I, XX	300,000	465

Russian Federation
Receive $1,000,000 in the event of default and pay 1.080%
Counterparty: JPMorgan Chase Bank	08/04/05	I, XX	300,000	472
Total Credit Default Swap Agreements				$1,564

Information concerning the Interest Rate Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at March 31, 2005, is show below:

	Termination Date		Notional Principal	Unrealized Appreciation (Depreciation)
Received a fixed rate equal to 4.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: RBS Greenwich	06/15/15	I, XX	USD 3,000,000	$2,700

Received a fixed rate equal to 5.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	06/15/15	I, XX	USD 9,000,000	8,099

Received a fixed rate equal to 5.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	06/15/15	I, XX	USD 9,100,000	8,189

PORTFOLIO OF INVESTMENTS

ING PIMCO Total Return Portfolio	as of March 31, 2005 (Unaudited) (continued)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	06/15/15	I, XX	USD 5,900,000	5,309

Received a fixed rate equal to 6.000% and pay a floating rate based on 6 months LIBOR.
Counterparty: JPMorgan Chase Bank	06/18/34	I, XX	EUR 1,400,000	164,950
Total Interest Rate Swap Agreements				$189,247
Total Swap Agreements				$190,811

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid.  ING PIMCO Total Return Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percentage
	Principal	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets
Federal Home Loan Mortgage Corporation, 0.070%, due 04/25/24	414,474	06/04/03	$406,767	$408,986	0.2%
Orange County Sanitation District, 7.470%, due 02/01/33	450,000	03/24/05	474,982	472,725	0.2
Mexican Government
Receive $1,000,000 in the event of default and pay 1.080%
Counterparty: Barclays Bank PLC	300,000	05/14/04	—	194	—
Russian Federation
Receive $1,000,000 in the event of default and pay 1.000%
Counterparty: Morgan Stanley Capital Services, Inc.	300,000	07/19/04	—	433	—
Russian Federation
Receive $1,000,000 in the event of default and pay 1.000%
Counterparty: Lehman Brothers Special Financing, Inc.	300,000	07/27/04	—	465	—
Russian Federation
Receive $1,000,000 in the event of default and pay 1.080%
Counterparty: JPMorgan Chase Bank	300,000	08/03/04	—	472	—
Received a fixed rate equal to 4.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: RBS Greenwich	3,000,000	12/06/04	—	2,700	—
Received a fixed rate equal to 5.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	9,000,000	12/03/04	—	8,099	—
Received a fixed rate equal to 5.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	9,100,000	12/03/04	—	8,189	—
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3 months LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	5,900,000	12/06/04	—	5,309	—
Received a fixed rate equal to 6.000% and pay a floating rate based on 6 months LIBOR.
Counterparty: JPMorgan Chase Bank	1,400,000	07/06/04	—	164,950	0.1
			$881,749	$1,072,522	0.5%

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Aggressive Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.8%
		Aerospace/Defense: 3.1%
421,500	L	L-3 Communications Holdings, Inc.	$29,934,930
			29,934,930
		Biotechnology: 16.4%
784,690	@	Amgen, Inc.	45,676,805
734,200	@, L	Biogen Idec, Inc.	25,337,242
102,900	@, L	CancerVax Corp.	678,111
919,800	@, L	Chiron Corp.	32,248,188
54,200	@, L	Genentech, Inc.	3,068,262
796,570	@	Genzyme Corp.	45,595,667
595,100	@, L	Millennium Pharmaceuticals, Inc.	5,010,742
208,800	@, L	Vertex Pharmaceuticals, Inc.	1,954,368
			159,569,385
		Chemicals: 0.3%
97,900	@, L	Cabot Microelectronics Corp.	3,072,102
			3,072,102
		Computers: 1.8%
31,500	@, L	LaserCard Corp.	156,870
798,300	@	Maxtor Corp.	4,246,956
552,600	@	Quantum Corp.	1,608,066
406,800	@, L	Sandisk Corp.	11,309,040
83,100	@, X	Seagate Technology, Inc.	1
			17,320,933
		Diversified Financial Services: 9.6%
83,800		CIT Group, Inc.	3,184,400
97,200		Cohen & Steers, Inc.	1,603,800
2,696	L	Goldman Sachs Group, Inc.	296,533
6,300		Greenhill & Co., Inc.	225,540
564,104	L	Lehman Brothers Holdings, Inc.	53,116,033
618,660		Merrill Lynch & Co., Inc.	35,016,156
2,325		National Financial Partners Corp.	92,535
			93,534,997
		Electronics: 0.0%
2,485	@	Cogent, Inc.	62,572
			62,572
		Healthcare-Products: 2.3%
90,300	@, L	Biosite, Inc.	4,698,309
20,900	@, L	BioVeris Corp.	110,352
7,870	@, L	Cytyc Corp.	181,089
260,100		Johnson & Johnson	17,468,316
			22,458,066
		Healthcare-Services: 5.6%
567,000		UnitedHealth Group, Inc.	54,080,460
			54,080,460

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Aggressive Growth Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

		Internet: 0.1%
58,400	@	Verity, Inc.	551,880
			551,880
		Investment Companies: 1.7%
452,200	L	Nasdaq-100 Index Tracking Stock	16,527,910
			16,527,910
		Media: 18.7%
1,155,700	@	Cablevision Systems Corp.	32,417,385
130,800	@	Comcast Corp.	4,418,424
1,359,190	@, L	Comcast Corp. - Special Class A	45,396,945
2,322,100	@	Liberty Media Corp.	24,080,177
82,050	@, L	Liberty Media Intl., Inc.	3,588,867
1,982,530	@	Time Warner, Inc.	34,793,402
409,611		Viacom, Inc.	14,266,751
759,500		Walt Disney Co.	21,820,435
98,800		World Wrestling Entertainment, Inc.	1,185,600
			181,967,986
		Miscellaneous Manufacturing: 5.3%
388,800		Pall Corp.	10,544,256
1,213,395	@@	Tyco Intl. Ltd.	41,012,751
			51,557,007
		Oil and Gas: 5.3%
670,000		Anadarko Petroleum Corp.	50,987,000
5,645	@	Bill Barrett Corp.	163,197
			51,150,197
		Oil and Gas Services: 5.8%
560,700	@, L	Grant Prideco, Inc.	13,546,512
736,400	@, L	Weatherford Intl. Ltd.	42,667,016
			56,213,528
		Pharmaceuticals: 8.1%
145,000	@, L	Alkermes, Inc.	1,505,100
1,091,044	@, L	Forest Laboratories, Inc.	40,314,076
554,100	@, L	ImClone Systems, Inc.	19,116,450
94,400	@, L	Isis Pharmaceuticals, Inc.	365,328
481,700	@	King Pharmaceuticals, Inc.	4,002,927
79,100	@, L	Nabi Biopharmaceuticals	987,168
85,050		Pfizer, Inc.	2,234,264
74,832	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,319,792
336,600		Valeant Pharmaceuticals Intl.	7,580,232
27,445	@	ViaCell, Inc.	206,935
			78,632,272
		Retail: 0.2%
208,300	@	Charming Shoppes	1,693,479
			1,693,479
		Semiconductors: 5.3%
200,700	@, L	Broadcom Corp.	6,004,944
348,500	@	Cirrus Logic, Inc.	1,575,220
130,000	@, L	Cree, Inc.	2,827,500
92,100	@	DSP Group, Inc.	2,372,496
97,529	@, L	Freescale Semiconductor, Inc.	1,682,375
599,100		Intel Corp.	13,917,093
1,925,000	@, L	Micron Technology, Inc.	19,904,500
252,600	@, L	Teradyne, Inc.	3,687,960
			51,972,088

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Aggressive Growth Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

		Software: 1.4%
104,300	@	Advent Software, Inc.	1,896,174
238,400	@	Autodesk, Inc.	7,094,784
194,400		Microsoft Corp.	4,698,648
			13,689,606
		Telecommunications: 2.8%
75,000		AT&T Corp.	1,406,250
269,600	@	C-COR.net Corp.	1,639,168
1,125,200		Motorola, Inc.	16,844,244
332,400	@@	Nokia OYJ ADR	5,128,932
508,600	@, L	RF Micro Devices, Inc.	2,654,892
			27,673,486
		Total Common Stock
		(Cost $749,026,944)	911,662,883

Principal Amount			Value

SHORT-TERM INVESTMENTS: 19.3%
	U.S. Government Agency Obligations: 5.6%
$55,000,000	Federal Home Loan Bank Discount Notes, 2.000%, due 04/01/05		$54,996,944
	Total U.S. Government Agency Obligations
	(Cost $55,000,000)		54,996,944

	Securities Lending CollateralCC: 13.7%
133,148,671	The Bank of New York Institutional Cash Reserves Fund		133,148,671

	Total Securities Lending Collateral
	(Cost $133,148,671)		133,148,671

	Total Short-Term Investments
	(Cost $188,148,671)		188,145,615

	Total Investments In Securities
	(Cost $937,175,615)*	113.1%	$1,099,808,498
	Other Assets and Liabilities—Net	(13.1)	(127,528,723)
	Net Assets	100.0%	$972,279,775

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $939,645,866.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$200,140,469
	Gross Unrealized Depreciation	(39,977,837)
	Net Unrealized Appreciation	$160,162,632

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Fundamental Value Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 85.2%
		Aerospace/Defense: 2.4%
9,600		Boeing Co.	$561,216
28,700		Raytheon Co.	1,110,690
			1,671,906
		Airlines: 1.2%
58,000	L	Southwest Airlines Co.	825,920
			825,920
		Auto Parts and Equipment: 0.4%
6,000		BorgWarner, Inc.	292,080
			292,080
		Banks: 2.6%
94	@@	Mitsubishi Tokyo Financial Group, Inc.	811,786
12,100		State Street Corp.	529,012
14,800		The Bank of New York Co., Inc.	429,940
			1,770,738
		Biotechnology: 1.2%
5,800	@	Amgen, Inc.	337,618
52,000	@, L	Aphton Corp.	66,040
27,929	@, L	Enzo Biochem, Inc.	402,736
			806,394
		Chemicals: 3.1%
18,800		Dow Chemical Co.	937,180
13,300		E.I. du Pont de Nemours & Co.	681,492
16,600	L	Engelhard Corp.	498,498
			2,117,170
		Commercial Services: 0.6%
11,400	L	McKesson Corp.	430,350
			430,350
		Computers: 1.1%
20,000	@, L	Electronics for Imaging	356,800
9,500	@	Maxwell Technologies, Inc.	87,115
8,600	@	Sungard Data Systems, Inc.	296,700
			740,615
		Diversified Financial Services: 6.3%
17,400		American Express Co.	893,838
31,456		J.P. Morgan Chase & Co.	1,088,378
35,000		MBNA Corp.	859,250
13,500		Merrill Lynch & Co., Inc.	764,100
12,500		Morgan Stanley	715,625
			4,321,191
		Electrical Components and Equipment: 1.2%
3,200	@@, #	Samsung Electronics Co. Ltd. GDR	790,940
			790,940

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Fundamental Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 2.2%
28,900	@	Agilent Technologies, Inc.	$641,580
249,100	@, L	Solectron Corp.	864,377
			1,505,957
		Environmental Control: 1.0%
22,800		Waste Management, Inc.	657,780
			657,780
		Food: 1.1%
30,700	@, L	Safeway, Inc.	568,871
4,400	@@	Unilever PLC ADR	176,000
			744,871
		Forest Products and Paper: 1.3%
13,100	L	Weyerhaeuser Co.	897,350
			897,350
		Healthcare-Products: 1.9%
19,200		Johnson & Johnson	1,289,472
			1,289,472
		Home Builders: 0.2%
18,400	@, L	Fleetwood Enterprises, Inc.	160,080
			160,080
		Insurance: 7.6%
10,600		AMBAC Financial Group, Inc.	792,350
14,800		American Intl. Group, Inc.	820,068
11,000		Chubb Corp.	871,970
31,100	@	CNA Surety Corp.	422,960
6,900		Hartford Financial Services Group, Inc.	473,064
11,500	L	MGIC Investment Corp.	709,205
28,800		PMI Group, Inc.	1,094,688
			5,184,305
		Internet: 1.0%
7,100	@, L	IAC/InterActiveCorp.	158,117
96,100	@, L	RealNetworks, Inc.	555,458
			713,575
		Iron/Steel: 0.5%
15,600		Allegheny Technologies, Inc.	376,116
			376,116
		Machinery-Construction and Mining: 1.3%
9,600		Caterpillar, Inc.	877,824
			877,824
		Machinery-Diversified: 0.5%
5,500		Deere & Co.	369,215
			369,215
		Media: 7.8%
29,900	@, L	Comcast Corp.	998,660
44,800	L	News Corp.	788,928

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Fundamental Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

53,200		News Corp. - Class A	$900,144
56,700	@	Time Warner, Inc.	995,085
20,600		Viacom, Inc.	717,498
32,900		Walt Disney Co.	945,217
			5,345,532
		Mining: 3.2%
27,600		Alcoa, Inc.	838,764
21,500	L	Newmont Mining Corp.	908,375
17,600	@	RTI International Metals, Inc.	411,840
10,000	@	WGI Heavy Minerals, Inc.	24,200
			2,183,179
		Miscellaneous Manufacturing: 0.8%
15,100		Honeywell Intl., Inc.	561,871
			561,871
		Office/Business Equipment: 0.4%
24,500		IKON Office Solutions, Inc.	242,305
			242,305
		Oil and Gas: 6.5%
12,000		Anadarko Petroleum Corp.	913,200
2,900	@@	BP PLC ADR	180,960
5,900	@@	Canadian Natural Resources Ltd.	335,238
17,900		ChevronTexaco Corp.	1,043,749
1,900		ConocoPhillips	204,896
3,300		Exxon Mobil Corp.	196,680
14,900		GlobalSantaFe Corp	551,896
10,400		Murphy Oil Corp.	1,026,792
			4,453,411
		Oil and Gas Services: 2.8%
8,000	L	Baker Hughes, Inc.	355,920
23,700		Halliburton Co.	1,025,025
7,900		Schlumberger Ltd.	556,792
			1,937,737
		Pharmaceuticals: 7.3%
23,200		Abbott Laboratories	1,081,584
3,000		Eli Lilly & Co.	156,300
18,600	@@	GlaxoSmithKline PLC ADR	854,112
22,400	@@	Novartis AG ADR	1,047,872
33,400		Pfizer, Inc.	877,418
23,700		Wyeth	999,666
			5,016,952
		Pipelines: 1.2%
5,800	@	Dynegy, Inc.	22,678
43,500		Williams Cos., Inc.	818,235
			840,913
		Real Estate Investment Trusts: 0.3%
14,300		Digital Realty Trust, Inc.	205,491
			205,491
		Retail: 2.4%
18,200		Costco Wholesale Corp.	804,076
5,486	@, X	FHC Delaware, Inc.	34,672
20,300		Home Depot, Inc.	776,272
			1,615,020

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Fundamental Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Semiconductors: 3.6%
41,700	@	Applied Materials, Inc.		$677,625
8,300	@, L	Novellus Systems, Inc.		221,859
95,123	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		806,643
29,200		Texas Instruments, Inc.		744,308
				2,450,435
		Software: 2.1%
63,600	@	Micromuse, Inc.		288,108
47,900		Microsoft Corp.		1,157,743
				1,445,851
		Telecommunications: 5.7%
28,800	@	Cisco Systems, Inc.		515,232
247,100	@, L	Lucent Technologies, Inc.		679,525
44,400		Motorola, Inc.		664,668
36,600	@@, L	Nokia OYJ ADR		564,738
23,700		SBC Communications, Inc.		561,453
34,800	@@	Vodafone Group PLC ADR		924,288
				3,909,904
		Toys/Games/Hobbies: 2.4%
42,100		Hasbro, Inc.		860,945
35,500		Mattel, Inc.		757,925
				1,618,870
		Total Common Stock
		(Cost $48,738,814)		58,371,320

Principal Amount				Value

SHORT-TERM INVESTMENTS: 70.0%
		U.S. Government Agency Obligations: 7.3%
$5,000,000		Federal Home Loan Bank Discount Notes, 2.000%, due 04/01/05		$4,999,722
		Total U.S. Government Agency Obligations
		(Cost $5,000,000)		4,999,722
		Securities Lending CollateralCC: 62.7%
42,999,676		The Bank of New York Institutional Cash Reserves Fund		42,999,676
		Total Securities Lending Collateral
		(Cost $42,999,676)		42,999,676
		Total Short-Term Investments
		(Cost $47,999,676)		47,999,398

		Total Investments In Securities
		(Cost $96,738,490)*	155.2%	$106,370,718
		Other Assets and Liabilities—Net	(55.2)	(37,811,638)
		Net Assets	100.0%	$68,559,080

	@	Non-income producing security

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Fundamental Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $96,970,029.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,996,766
		Gross Unrealized Depreciation	(1,596,077)
		Net Unrealized Appreciation	$9,400,689

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Investors Value Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 101.3%
		Aerospace/Defense: 6.1%
22,500		Boeing Co.	$1,315,350
21,200		Lockheed Martin Corp.	1,294,472
21,100		Raytheon Co.	816,570
8,130		United Technologies Corp.	826,496
			4,252,888

		Agriculture: 3.6%
38,600		Altria Group, Inc.	2,524,054
			2,524,054

		Banks: 9.7%
56,458		Bank of America Corp.	2,489,798
12,930		Comerica, Inc.	712,184
16,600		The Bank of New York Co., Inc.	482,230
34,700		U.S. Bancorp	1,000,054
22,400	L	Wachovia Corp.	1,140,384
16,500		Wells Fargo & Co.	986,700
			6,811,350

		Chemicals: 0.7%
7,500		Air Products & Chemicals, Inc.	474,675
			474,675

		Computers: 3.4%
26,200		Hewlett-Packard Co.	574,828
9,330		International Business Machines Corp.	852,575
12,030	@	Lexmark Intl., Inc.	962,040
			2,389,443

		Cosmetics/Personal Care: 1.3%
13,550		Kimberly-Clark Corp.	890,642
			890,642

		Diversified Financial Services: 11.3%
19,600		American Express Co.	1,006,852
20,200	L	Capital One Financial Corp.	1,510,353
17,820		Freddie Mac	1,126,224
9,130	L	Goldman Sachs Group, Inc.	1,004,209
25,300		J.P. Morgan Chase & Co.	875,380
17,100		MBNA Corp.	419,805
25,400	L	Merrill Lynch & Co., Inc.	1,437,640
10,300		Morgan Stanley	589,675
			7,970,138

		Electric: 0.8%
16,440		PG&E Corp.	560,604
			560,604

		Electronics: 0.6%
113,600	@, L	Solectron Corp.	394,192
			394,192

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Investors Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Environmental Control: 0.9%
22,000		Waste Management, Inc.	$634,700
			634,700

		Food: 2.2%
82,540	@, L	Kroger Co.	1,323,116
9,700	L	Sara Lee Corp.	214,952
			1,538,068

		Forest Products and Paper: 0.6%
12,000		International Paper Co.	441,480
			441,480

		Gas: 1.1%
19,400		Sempra Energy	772,896
			772,896

		Healthcare-Products: 1.3%
13,650		Johnson & Johnson	916,734
			916,734

		Household Products/Wares: 1.3%
14,700		Avery Dennison Corp.	910,371
			910,371

		Housewares: 1.0%
32,660	L	Newell Rubbermaid, Inc.	716,560
			716,560

		Insurance: 5.5%
26,800		American Intl. Group, Inc.	1,484,988
9,740		Chubb Corp.	772,090
13,450		Loews Corp.	989,113
17,200		St. Paul Travelers Cos., Inc.	631,756
			3,877,947

		Media: 8.7%
38,700	@, L	Comcast Corp.	1,307,286
98,900	@	Liberty Media Corp.	1,025,593
4,920	@, L	Liberty Media Intl., Inc.	215,201
77,700	L	News Corp.	1,368,297
60,900	@	Time Warner, Inc.	1,068,795
31,400		Viacom, Inc.	1,093,662
			6,078,834

		Miscellaneous Manufacturing: 1.9%
35,900		Honeywell Intl., Inc.	1,335,839
			1,335,839

		Oil and Gas: 11.2%
11,900	@@	BP PLC ADR	742,560
34,400		ENSCO Intl., Inc.	1,295,504
6,000		EOG Resources, Inc.	292,440
19,800		GlobalSantaFe Corp.	733,392
21,700		Marathon Oil Corp.	1,018,164
10,200	@, @@	Nabors Industries Ltd.	603,228
8,930	L	Noble Corp.	501,955
12,300	@@	Royal Dutch Petroleum Co.	738,492
16,300	@@, L	Total SA ADR	1,910,849
			7,836,584

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Investors Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

16,300	@@, L	Total SA ADR	$1,910,849
			7,836,584
		Pharmaceuticals: 3.9%
13,490	@@	GlaxoSmithKline PLC ADR	619,461
8,750	@@	Novartis AG ADR	409,325
32,800		Pfizer, Inc.	861,656
8,800	@, @@	Sanofi-Aventis ADR	372,592
26,100		Schering-Plough Corp.	473,715
			2,736,749

		Pipelines: 1.4%
90,700		El Paso Corp.	959,606
			959,606

		Real Estate Investment Trusts: 2.6%
32,350		Equity Office Properties Trust	974,706
27,200		Equity Residential	876,112
			1,850,818

		Retail: 5.3%
20,500		J.C. Penney Co., Inc., Holding Co.	1,064,360
40,690		McDonald’s Corp.	1,267,087
13,050		Target Corp.	652,761
15,000		Wal-Mart Stores, Inc.	751,650
			3,735,858

		Savings and Loans: 1.0%
17,400	L	Washington Mutual, Inc.	687,300
			687,300

		Software: 1.9%
56,100		Microsoft Corp.	1,355,937
			1,355,937

		Telecommunications: 11.5%
16,200	L	Alltel Corp.	888,570
18,100		AT&T Corp.	339,375
27,200	@	Comverse Technology, Inc.	685,984
51,400	@	Nextel Communications, Inc.	1,460,788
103,200	@, @@, L	Nokia OYJ ADR	1,592,375
358,600	@, @@	Nortel Networks Corp.	978,978
45,800		SBC Communications, Inc.	1,085,002
16,300		Sprint Corp.	370,825
19,600		Verizon Communications, Inc.	695,800
			8,097,697

		Toys/Games/Hobbies: 0.5%
17,400		Mattel, Inc.	371,490
			371,490
		Total Common Stock (Cost $62,303,451)	71,123,454

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Investors Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 43.4%
		Securities Lending CollateralCC: 43.4%
$30,414,722		The Bank of New York Institutional Cash Reserves Fund		$30,414,722
		Total Short-Term Investments (Cost $30,414,722)		30,414,722

		Total Investments In Securities (Cost $92,718,173)*	144.7%	$101,538,176
		Other Assets and Liabilities—Net	(44.7)	(31,362,018)
		Net Assets	100.0%	$70,176,158

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is $92,969,300.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,446,669
		Gross Unrealized Depreciation		(1,877,793)
		Net Unrealized Appreciation		$8,568,876

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Large Cap Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Beverages: 3.4%
49,300		Coca-Cola Co.	$2,054,331
			2,054,331
		Biotechnology: 10.7%
40,400	@	Amgen, Inc.	2,351,684
37,600	@	Biogen Idec, Inc.	1,297,576
50,600	@	Genentech, Inc.	2,864,466
			6,513,726
		Commercial Services: 0.6%
19,000		Cendant Corp.	390,260
			390,260
		Computers: 3.9%
61,400	@	Dell, Inc.	2,358,988
			2,358,988
		Cosmetics/Personal Care: 4.6%
56,200		Gillette Co.	2,836,976
			2,836,976
		Diversified Financial Services: 7.9%
44,200		Merrill Lynch & Co., Inc.	2,501,720
40,200		Morgan Stanley	2,301,450
			4,803,170
		Food: 2.7%
25,200		Wm. Wrigley Jr. Co.	1,652,364
			1,652,364
		Healthcare-Products: 3.1%
27,800		Johnson & Johnson	1,867,048
			1,867,048
		Insurance: 6.9%
27,400		American Intl. Group, Inc.	1,518,234
31	@	Berkshire Hathaway, Inc.	2,697,000
			4,215,234
		Internet: 10.9%
38,600	@	Akamai Technologies, Inc.	491,378
88,300	@	Amazon.com, Inc.	3,026,041
30,200	@	eBay, Inc.	1,125,252
88,400	@	IAC/InterActiveCorp.	1,968,668
			6,611,339
		Media: 7.5%
151,500	@	Time Warner, Inc.	2,658,825
66,700		Walt Disney Co.	1,916,291
			4,575,116

PORTFOLIO OF INVESTMENTS

ING Salomon Brothers Large Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Miscellaneous Manufacturing: 3.0%
50,500		General Electric Co.		$1,821,030
				1,821,030
		Pharmaceuticals: 6.1%
32,800		Eli Lilly & Co.		1,708,880
75,800		Pfizer, Inc.		1,991,266
				3,700,146
		Retail: 5.5%
22,400	@	Bed Bath & Beyond, Inc.		818,496
65,700		Home Depot, Inc.		2,512,368
				3,330,864
		Semiconductors: 10.0%
88,500		Intel Corp.		2,055,855
101,000		Texas Instruments, Inc.		2,574,490
50,600		Xilinx, Inc.		1,479,038
				6,109,383
		Software: 4.2%
78,300		Microsoft Corp.		1,892,511
63,000	@	Red Hat, Inc.		687,330
				2,579,841
		Telecommunications: 8.7%
75,400	@	Ciena Corp.		129,688
87,700	@	Cisco Systems, Inc.		1,568,953
63,100	@	Juniper Networks, Inc.		1,391,986
113,100	@	Lucent Technologies, Inc.		311,025
125,400		Motorola, Inc.		1,877,238
				5,278,890
		Total Common Stock (Cost $63,476,289)		60,698,706

		Total Investments In Securities (Cost $63,476,289)*	99.7%	$60,698,706
		Other Assets and Liabilities—Net	0.3	155,334
		Net Assets	100.0%	$60,854,040

	@	Non-income producing security

	*	Cost for federal income tax purposes is $63,716,035.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,113,284
		Gross Unrealized Depreciation		(4,130,613)
		Net Unrealized Depreciation		$(3,017,329)

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 2.2%
53,800	@, L	Getty Images, Inc.	$3,825,718
44,000		Harte-Hanks, Inc.	1,212,640
29,300	@, L	Lamar Advertising Co.	1,180,497
35,000		Omnicom Group, Inc.	3,098,200
48,800	@, @@, L	WPP Group PLC ADR	2,768,424
			12,085,479
		Aerospace/Defense: 1.0%
57,700	@@	Empresa Brasileira de Aeronautica SA ADR	1,806,010
75,700		Rockwell Collins, Inc.	3,602,563
			5,408,573
		Agriculture: 0.2%
40,300		Delta & Pine Land Co.	1,088,100
			1,088,100
		Airlines: 0.5%
64,700		Skywest, Inc.	1,202,773
99,200		Southwest Airlines Co.	1,412,608
			2,615,381
		Apparel: 0.3%
31,200	@	Coach, Inc.	1,766,856
			1,766,856
		Banks: 5.2%
39,400	L	Boston Private Financial Holdings, Inc.	935,750
15,400		City National Corp.	1,075,228
37,800		East-West Bancorp, Inc.	1,395,576
24,400	L	First Horizon National Corp.	995,276
65,800	L	Investors Financial Services Corp.	3,218,278
144,300		Mellon Financial Corp.	4,118,322
55,450		North Fork Bancorp, Inc.	1,538,183
125,500		Northern Trust Corp.	5,451,720
25,500	@, L	Silicon Valley Bancshares	1,123,530
107,800		State Street Corp.	4,713,016
93,300	L	Synovus Financial Corp.	2,599,338
35,000		UCBH Holdings, Inc.	1,396,500
			28,560,717
		Beverages: 0.2%
40,200	@, @@, L	Cott Corp.	974,046
			974,046
		Biotechnology: 3.4%
51,700	@, L	Celgene Corp.	1,760,385
22,500	@	Charles River Laboratories Intl., Inc.	1,058,400
157,500	@, @@, L	deCODE Genetics, Inc.	897,750
122,100	@	Diversa Corp.	608,058
21,800	@	Genzyme Corp.	1,247,832
93,200	@, L	Human Genome Sciences, Inc.	859,304
31,200	@	Integra LifeSciences Holdings Corp.	1,098,864
23,400	@, L	Invitrogen Corp.	1,619,280

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

37,200	@, L	Martek Biosciences Corp.	$2,164,668
40,200	@	MedImmune, Inc.	957,162
89,000	@	Millennium Pharmaceuticals, Inc.	749,380
32,400	@	Millipore Corp.	1,406,160
63,300	@, L	Nektar Therapeutics	882,402
56,600	@, L	Protein Design Labs, Inc.	905,034
138,200	@, @@, L	Qiagen NV	1,650,108
95,400	@	Vertex Pharmaceuticals, Inc.	892,944
			18,757,731
		Building Materials: 0.1%
15,600	@, L	Trex Co., Inc.	692,796
			692,796
		Chemicals: 1.2%
32,700		Ecolab, Inc.	1,080,735
35,300		Engelhard Corp.	1,060,059
23,600		Praxair, Inc.	1,129,496
18,200	L	Sigma-Aldrich Corp.	1,114,750
35,900	@	Symyx Technologies	791,595
33,100		Valspar Corp.	1,540,474
			6,717,109
		Commercial Services: 7.1%
51,800	@	Apollo Group, Inc.	3,836,308
41,400		Aramark Corp.	1,087,992
38,300	@, L	Career Education Corp.	1,312,158
62,700	@, W	ChoicePoint, Inc.	2,514,897
31,900		Corporate Executive Board Co.	2,040,005
64,600	@, L	DeVry, Inc.	1,222,232
83,500	@	Education Management Corp.	2,333,825
48,200		Equifax, Inc.	1,479,258
22,000		H&R Block, Inc.	1,112,760
106,600	@, L	Iron Mountain, Inc.	3,074,344
35,100	@	ITT Educational Services, Inc.	1,702,350
62,000	@	LECG Corp.	1,215,200
45,300	L	Manpower, Inc.	1,971,456
60,300		Moody’s Corp.	4,875,858
103,800		Paychex, Inc.	3,406,716
105,400	L	Robert Half Intl., Inc.	2,841,584
39,600	@	Universal Technical Institute, Inc.	1,457,280
39,600		Watson Wyatt & Co. Holdings	1,077,120
			38,561,343
		Computers: 4.1%
28,700	@	Affiliated Computer Services, Inc.	1,527,988
76,600	@	Cadence Design Systems, Inc.	1,145,170
61,800	@	Cognizant Technology Solutions Corp.	2,855,160
19,800		Diebold, Inc.	1,086,030
26,600	@	DST Systems, Inc.	1,228,388
45,900	L	Factset Research Systems, Inc.	1,515,159
80,700		Jack Henry & Associates, Inc.	1,451,793
21,000	@	Kronos, Inc.	1,073,310
64,600	@	Lexmark Intl., Inc.	5,166,062
34,800	@	Mercury Computer Systems, Inc.	959,784
37,100		National Instruments Corp.	1,003,555
35,200	@	Network Appliance, Inc.	973,632
17,800	@, @@	Research In Motion Ltd.	1,360,276
59,000	@	Synopsys, Inc.	1,067,900
			22,414,207
		Cosmetics/Personal Care: 0.2%
23,800		Estee Lauder Cos., Inc.	1,070,524
			1,070,524

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.5%
43,800	L	CDW Corp.	$2,482,584
			2,482,584
		Diversified Financial Services: 4.1%
27,300		AG Edwards, Inc.	1,223,040
134,000	@	Ameritrade Holding Corp.	1,368,140
85,700	@@	Amvescap PLC ADR	1,086,676
245,400		Charles Schwab Corp.	2,579,154
109,000		Eaton Vance Corp.	2,554,960
36,000		Federated Investors, Inc.	1,019,160
14,900	@, L	First Marblehead Corp.	857,197
71,600		Franklin Resources, Inc.	4,915,340
65,000	L	Janus Capital Group, Inc.	906,750
136,900	@, L	LaBranche & Co., Inc.	1,273,170
31,000	L	Legg Mason, Inc.	2,422,340
35,500		Raymond James Financial, Inc.	1,075,650
46,800		Waddell & Reed Financial, Inc.	923,832
			22,205,409
		Electrical Components and Equipment: 0.6%
19,800	W	Ametek, Inc.	796,950
27,400	@	Littelfuse, Inc.	785,010
68,800		Molex, Inc.	1,623,680
			3,205,640
		Electronics: 2.3%
52,000		Applera Corp. - Applied Biosystems Group	1,026,480
32,500	@, L	Cymer, Inc.	870,025
20,900	@	Dolby Laboratories, Inc.	491,150
44,000	@, L	Flir Systems, Inc.	1,333,200
32,300		Gentex Corp.	1,030,370
30,000	@	II-VI, Inc.	523,200
82,900	@, L	Jabil Circuit, Inc.	2,364,308
20,900	@, @@	Mettler Toledo Intl., Inc.	992,750
127,300		Symbol Technologies, Inc.	1,844,577
51,600	@	Waters Corp.	1,846,764
			12,322,824
		Entertainment: 0.7%
95,400		International Game Technology	2,543,364
45,350	@, L	Shuffle Master, Inc.	1,313,336
			3,856,700
		Environmental Control: 0.3%
31,200	@, L	Stericycle, Inc.	1,379,040
			1,379,040
		Food: 0.8%
19,800		Hershey Foods Corp.	1,197,108
28,800		McCormick & Co., Inc.	991,584
42,642		Tootsie Roll Industries, Inc.	1,279,260
15,500		Wm. Wrigley Jr. Co.	1,016,335
			4,484,287
		Healthcare-Products: 7.2%
34,600	@, L	Arthrocare Corp.	986,100
27,200		Bausch & Lomb, Inc.	1,993,760
26,200		Beckman Coulter, Inc.	1,740,990

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

38,700		Becton Dickinson & Co.	$2,260,854
90,700		Biomet, Inc.	3,292,410
47,400		C.R. Bard, Inc.	3,226,992
26,300	L	Cooper Cos., Inc.	1,917,270
39,800		Dentsply Intl., Inc.	2,165,518
38,800	@, L	Edwards Lifesciences Corp.	1,676,936
26,600	@	Gen-Probe, Inc.	1,185,296
68,000	@, L	Henry Schein, Inc.	2,437,120
17,300	@	Inamed Corp.	1,208,924
60,200	@	Kyphon, Inc.	1,515,234
33,800	@	Patterson Cos., Inc.	1,688,310
21,300	@	Resmed, Inc.	1,201,320
19,400	@	Respironics, Inc.	1,130,438
31,300	@@	Smith & Nephew PLC ADR	1,471,726
31,300	@	St. Jude Medical, Inc.	1,126,800
32,500	@	Sybron Dental Specialties, Inc.	1,166,750
42,100	@	Techne Corp.	1,691,578
65,900	@	Varian Medical Systems, Inc.	2,259,052
42,100	@	Wright Medical Group, Inc.	1,010,400
13,000	@	Zimmer Holdings, Inc.	1,011,530
			39,365,308
		Healthcare-Services: 4.9%
48,400	@	Coventry Health Care, Inc.	3,297,976
35,300	@	DaVita, Inc.	1,477,305
47,700	L	Health Management Associates, Inc.	1,248,786
63,700	@	Laboratory Corp. of America Holdings	3,070,340
51,700	@	Lincare Holdings, Inc.	2,286,691
46,300		Manor Care, Inc.	1,683,468
36,500		Quest Diagnostics, Inc.	3,837,245
48,200	@	Renal Care Group, Inc.	1,828,708
77,600	@	WellChoice, Inc.	4,136,856
30,500	@	WellPoint, Inc.	3,823,175
			26,690,550
		Home Builders: 1.4%
16,200		Centex Corp.	927,774
8,400		KB Home	986,664
17,400		Lennar Corp.	986,232
13,300		Pulte Homes, Inc.	979,279
47,100		Thor Industries, Inc.	1,408,761
12,500	@	Toll Brothers, Inc.	985,625
41,900	L	Winnebago Industries, Inc.	1,324,040
			7,598,375
		Household Products/Wares: 0.4%
18,100		Avery Dennison Corp.	1,120,933
18,900		Clorox Co.	1,190,511
			2,311,444
		Insurance: 2.6%
19,800		AMBAC Financial Group, Inc.	1,480,050
20,300	@, @@	Arch Capital Group Ltd.	812,812
38,000		Arthur J Gallagher & Co.	1,094,400
28,900	@@	Axis Capital Holdings Ltd.	781,456
19,300	L	Brown & Brown, Inc.	889,537
3,600	@	Markel Corp.	1,242,756
53,300		Marsh & McLennan Cos., Inc.	1,621,386
24,900	L	MBIA, Inc.	1,301,772
15,900		MGIC Investment Corp.	980,553
20,200		Radian Group, Inc.	964,348
21,700	@@	RenaissanceRe Holdings Ltd.	1,013,390
12,800	@	Triad Guaranty, Inc.	673,408
37,400	@@	Willis Group Holdings Ltd.	1,378,938
			14,234,806

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 2.7%
61,300	@, L	Amazon.com, Inc.	$2,100,751
61,400	@, @@, L	Check Point Software Technologies	1,334,836
23,300	@	F5 Networks, Inc.	1,176,417
43,500	@, L	Internet Security Systems, Inc.	796,050
164,500	@	Matrixone, Inc.	784,665
89,500	@	McAfee, Inc.	2,019,120
104,200	@, L	Monster Worldwide, Inc.	2,922,810
37,300	@, @@, L	SINA Corp.	1,158,538
48,000	@	VeriSign, Inc.	1,377,600
22,200	@, L	Websense, Inc.	1,194,360
			14,865,147
		Leisure Time: 1.3%
21,800		Brunswick Corp.	1,021,330
18,000		Harley-Davidson, Inc.	1,039,680
18,600	@, L	Multimedia Games, Inc.	144,336
63,300		Royal Caribbean Cruises Ltd.	2,828,877
46,500	L	Sabre Holdings Corp.	1,017,420
35,200	@, L	WMS Industries, Inc.	991,232
			7,042,875
		Lodging: 4.1%
51,200	L	Boyd Gaming Corp.	2,670,080
52,600		Choice Hotels International, Inc.	3,258,570
33,700	@@	Fairmont Hotels & Resorts, Inc.	1,116,818
75,400		Hilton Hotels Corp.	1,685,190
84,600		Marriott Intl., Inc.	5,656,356
78,500		Station Casinos, Inc.	5,302,675
41,400	@, L	Wynn Resorts Ltd.	2,804,436
			22,494,125
		Machinery-Diversified: 0.6%
26,600		IDEX Corp.	1,073,310
46,200	@	Zebra Technologies Corp.	2,194,038
			3,267,348
		Media: 3.7%
69,800	@, L	Citadel Broadcasting Corp.	958,354
56,800	@, L	Cox Radio, Inc.	954,808
68,300	@, L	Cumulus Media, Inc.	973,275
26,000	L	Dow Jones & Co., Inc.	971,620
38,200	@	Entercom Communications Corp.	1,356,864
25,000		E.W. Scripps Co.	1,218,750
18,300		McGraw-Hill Cos., Inc.	1,596,675
26,300		Meredith Corp.	1,229,525
30,000	L	New York Times Co.	1,097,400
114,200	@, W	Radio One, Inc.	1,684,450
183,400	@	Regent Communications, Inc.	981,190
42,900	@@, L	Rogers Communications, Inc.	1,168,596
64,200	@	Salem Communications Corp.	1,322,520
102,100	@, L	Spanish Broadcasting System	1,047,546
68,800	@, L	Univision Communications, Inc.	1,905,072
1,100		Washington Post Co.	983,400
47,600	@	Westwood One, Inc.	968,660
			20,418,705
		Metal Fabricate/Hardware: 0.3%
33,300		Kaydon Corp.	1,045,620
10,500		Precision Castparts Corp.	808,605
			1,854,225

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 1.2%
20,000		Danaher Corp.	$1,068,200
25,900		Dover Corp.	978,761
13,600		ITT Industries, Inc.	1,227,264
46,500		Pall Corp.	1,261,080
27,000		Roper Industries, Inc.	1,768,500
			6,303,805
		Office Furnishings: 0.3%
37,100		HNI Corp.	1,667,645
			1,667,645
		Oil and Gas: 0.8%
17,000		Murphy Oil Corp.	1,678,410
73,600		XTO Energy, Inc.	2,417,024
			4,095,434
		Oil and Gas Services: 1.8%
50,700		Baker Hughes, Inc.	2,255,643
44,400		BJ Services Co.	2,303,472
22,900	@	Cooper Cameron Corp.	1,310,109
36,600		Smith Intl., Inc.	2,295,918
31,100	@	Weatherford Intl. Ltd.	1,801,934
			9,967,076
		Packaging and Containers: 0.2%
20,400	@, L	Sealed Air Corp.	1,059,576
			1,059,576
		Pharmaceuticals: 4.0%
103,000	@, L	Abgenix, Inc.	721,000
17,700		Allergan, Inc.	1,229,619
34,800	@, L	Amylin Pharmaceuticals, Inc.	608,652
50,900	@, L	Atherogenics, Inc.	666,281
61,000	@	Caremark Rx, Inc.	2,426,580
32,400	@, L	Cephalon, Inc.	1,517,292
29,000	@	Express Scripts, Inc.	2,528,510
69,200	@	Gilead Sciences, Inc.	2,477,360
92,800	@	IVAX Corp.	1,834,656
52,700	@	Medco Health Solutions, Inc.	2,612,339
39,600	@, L	Medicines Co.	897,336
29,300		Medicis Pharmaceutical Corp.	878,414
18,600	@	Neurocrine Biosciences, Inc.	707,916
24,900		Omnicare, Inc.	882,705
17,000	@	OSI Pharmaceuticals, Inc.	702,780
21,000	@	Sepracor, Inc.	1,205,610
			21,897,050
		Retail: 6.7%
68,800	@, L	99 Cents Only Stores	906,096
66,400	@	Bed Bath & Beyond, Inc.	2,426,256
33,000	@, L	Cheesecake Factory, Inc.	1,169,850
23,300		CVS Corp.	1,226,046
183,200		Dollar General Corp.	4,013,912
40,200	@	Dollar Tree Stores, Inc.	1,154,946
118,900	L	Family Dollar Stores, Inc.	3,609,804
60,300	L	Fred’s, Inc.	1,035,351
35,200	@, L	Men’s Wearhouse, Inc.	1,485,792
24,200	@	O’Reilly Automotive, Inc.	1,198,626
24,800		Outback Steakhouse, Inc.	1,135,592
62,400		PETsMART, Inc.	1,794,000

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

77,800	L	Ross Stores, Inc.	$2,267,092
40,000	L	Ruby Tuesday, Inc.	971,600
52,100		Staples, Inc.	1,637,503
130,100		Tiffany & Co.	4,491,052
147,100		TJX Cos., Inc.	3,623,073
71,300	@	Williams-Sonoma, Inc.	2,620,275
			36,766,866
		Semiconductors: 8.7%
247,100	@	Altera Corp.	4,887,638
68,700	@	AMIS Holdings, Inc.	775,623
116,700		Analog Devices, Inc.	4,217,538
50,100	@	Broadcom Corp.	1,498,992
43,600	@	Integrated Circuit Systems, Inc.	833,632
63,800	L	Intersil Corp.	1,105,016
28,400	@	KLA-Tencor Corp.	1,306,684
37,600	@, L	Lam Research Corp.	1,085,136
121,700		Linear Technology Corp.	4,662,327
56,900	@, @@	Marvell Technology Group Ltd.	2,181,546
114,300		Maxim Integrated Products, Inc.	4,671,441
182,700		Microchip Technology, Inc.	4,752,027
206,600	L	National Semiconductor Corp.	4,258,026
40,200	@	Novellus Systems, Inc.	1,074,546
51,300	@	Power Integrations, Inc.	1,071,657
45,100	@	QLogic Corp.	1,826,550
52,500	@	Semtech Corp.	938,175
49,700	@, L	Silicon Laboratories, Inc.	1,476,587
163,000		Xilinx, Inc.	4,764,490
			47,387,631
		Software: 7.4%
90,000	@	Activision, Inc.	1,332,000
68,200		Adobe Systems, Inc.	4,580,994
62,300	@	BMC Software, Inc.	934,500
78,000		Certegy, Inc.	2,700,360
69,300	@, L	Citrix Systems, Inc.	1,650,726
44,800	@, @@	Cognos, Inc.	1,878,912
27,200	@	Dun & Bradstreet Corp.	1,671,440
28,100	@	Electronic Arts, Inc.	1,455,018
34,300	L	Fair Isaac Corp.	1,181,292
38,500	@	Filenet Corp.	877,030
41,600	@	Fiserv, Inc.	1,655,680
19,000		Global Payments, Inc.	1,225,310
28,800	@	Hyperion Solutions Corp.	1,270,368
93,700		IMS Health, Inc.	2,285,343
80,700	@	Intuit, Inc.	3,532,239
53,200	@	Mercury Interactive Corp.	2,520,616
89,700	W	MoneyGram Intl., Inc.	1,694,433
103,900	@, L	Novell, Inc.	619,244
185,000	@, L	Red Hat, Inc.	2,018,350
64,100	@, L	Salesforce.com, Inc.	960,859
29,200		SEI Investments Co.	1,055,872
149,800	@	Veritas Software Corp.	3,478,356
			40,578,942
		Telecommunications: 2.6%
49,200		Adtran, Inc.	867,888
112,200	@	American Tower Corp.	2,045,406
123,200	@	Corning, Inc.	1,371,216
130,300	@	Crown Castle Intl. Corp.	2,092,618
336,600	@, L	JDS Uniphase Corp.	562,122
113,000	@	Juniper Networks, Inc.	2,492,780
163,800	@, L	Nextel Partners, Inc.	3,597,048
24,400	L	Plantronics, Inc.	929,152
			13,958,230

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Textiles: 0.5%
70,500		Cintas Corp.	$2,912,355
			2,912,355
		Toys/Games/Hobbies: 0.2%
57,800		Mattel, Inc.	1,234,030
			1,234,030
		Transportation: 1.1%
39,100		CH Robinson Worldwide, Inc.	2,014,823
32,800	L	Expeditors Intl. Washington, Inc.	1,756,440
37,000	@	Landstar System, Inc.	1,211,750
15,700	@@, L	UTI Worldwide, Inc.	1,090,365
			6,073,378
		Total Common Stock (Cost $549,059,775)	544,694,272

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.9%
		U.S. Government Agency Obligations: 0.9%
$5,000,000		Federal Home Loan Bank Discount Notes, 2.000%, due 04/01/05		$4,999,722
		Total U.S. Government Agency Obligations
		(Cost $5,000,000)		4,999,722
		Securities Lending CollateralCC: 8.0%
43,697,784		The Bank of New York Institutional Cash Reserves Fund		43,697,784
		Total Securities Lending Collateral
		(Cost $43,697,784)		43,697,784
		Total Short-Term Investments
		(Cost $48,697,784)		48,697,506

		Total Investments In Securities
		(Cost $597,757,559)*	108.6%	$593,391,778
		Other Assets and Liabilities—Net	(8.6)	(47,217,442)
		Net Assets	100.0%	$546,174,336

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is $598,923,780.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$24,011,423
		Gross Unrealized Depreciation		(29,552,425)
		Net Unrealized Depreciation		$(5,541,002)

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		Apparel: 0.3%
13,349	@@	Hermes Intl.	$2,693,203
			2,693,203
		Banks: 6.0%
178,000	@, @@	Anglo Irish Bank Corp. PLC	4,462,199
88,800	@, @@	Credit Suisse Group	3,811,930
149,600	L	Mellon Financial Corp.	4,269,584
126,100	L	Northern Trust Corp.	5,477,784
352,000		State Street Corp.	15,389,440
255,900		U.S. Bancorp	7,375,038
144,700	@@	UBS AG	12,267,385
			53,053,360
		Beverages: 0.8%
108,600		Coca-Cola Co.	4,525,362
54,000		PepsiCo, Inc.	2,863,620
			7,388,982
		Biotechnology: 1.8%
188,100	@, L	Amgen, Inc.	10,949,301
33,500	@	Biogen Idec, Inc.	1,156,085
69,500	@, L	Genentech, Inc.	3,934,395
			16,039,781
		Commercial Services: 3.5%
485,400	@, @@, L	Accenture Ltd. - Class A	11,722,410
125,850	@, L	Apollo Group, Inc.	9,320,451
481,400		Cendant Corp.	9,887,956
			30,930,817
		Computers: 3.9%
215,500	@, L	Affiliated Computer Services, Inc.	11,473,220
413,900	@	Dell, Inc.	15,902,038
275,100	@	EMC Corp.	3,389,232
55,200	@, @@, L	Research In Motion Ltd.	4,218,384
			34,982,874
		Cosmetics/Personal Care: 0.6%
107,600		Gillette Co.	5,431,648
			5,431,648
		Diversified Financial Services: 8.2%
202,800		American Express Co.	10,417,836
424,900	@, L	Ameritrade Holding Corp.	4,338,229
383,300		Charles Schwab Corp.	4,028,483
664,210		Citigroup, Inc.	29,849,597
67,500		Countrywide Financial Corp.	2,191,050
42,400		Goldman Sachs Group, Inc.	4,663,576
167,500		Merrill Lynch & Co., Inc.	9,480,500
167,900	L	SLM Corp.	8,368,136
			73,337,407

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.7%
12,600	@@	Samsung Electronics Co. Ltd.	$6,210,484
			6,210,484
		Entertainment: 0.9%
294,600	L	International Game Technology	7,854,036
			7,854,036
		Food: 0.8%
187,600		Sysco Corp.	6,716,080
			6,716,080
		Food Service: 0.3%
602,600	@@	Compass Group PLC	2,749,139
			2,749,139
		Healthcare-Products: 2.9%
108,300	L	Biomet, Inc.	3,931,290
137,300		Johnson & Johnson	9,221,068
174,900		Medtronic, Inc.	8,911,155
87,300	L	Stryker Corp.	3,894,453
			25,957,966
		Healthcare-Services: 4.6%
254,600		UnitedHealth Group, Inc.	24,283,748
132,300	@	WellPoint, Inc.	16,583,805
			40,867,553
		Insurance: 4.6%
113,500	@@	ACE Ltd.	4,684,145
364,800		American Intl. Group, Inc.	20,213,568
91,500		Genworth Financial, Inc.	2,518,080
143,200		Hartford Financial Services Group, Inc.	9,817,792
119,500		Marsh & McLennan Cos., Inc.	3,635,190
			40,868,775
		Internet: 2.6%
120,100	@	eBay, Inc.	4,474,926
12,100	@	Google, Inc.	2,184,171
225,900	@, L	IAC/InterActiveCorp.	5,030,793
143,900	@	Symantec Corp.	3,069,387
254,500	@	Yahoo!, Inc.	8,627,550
			23,386,827
		Iron/Steel: 0.2%
37,400		Nucor Corp.	2,152,744
			2,152,744
		Leisure Time: 1.6%
192,300	L	Carnival Corp.	9,963,063
78,800	L	Harley-Davidson, Inc.	4,551,488
			14,514,551
		Lodging: 0.2%
30,200	@, L	MGM Mirage	2,138,764
			2,138,764

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 0.8%
104,300		Deere & Co.	$7,001,659
			7,001,659
		Media: 7.5%
339,100	@, L	Comcast Corp.	11,325,940
164,600	@, L	Echostar Communications Corp.	4,814,550
109,400	L	E.W. Scripps Co.	5,333,250
1,395,664	@	Liberty Media Corp.	14,473,036
627,700	L	News Corp.	10,620,684
496,500	@	Time Warner, Inc.	8,713,575
169,800	@, L	Univision Communications, Inc.	4,701,762
185,930		Viacom, Inc.	6,475,942
			66,458,739
		Mining: 1.9%
179,800	@@	BHP Billiton Ltd. ADR	5,030,804
317,700	@@, L	BHP Billiton Ltd.	4,436,658
229,000	@@	Rio Tinto PLC	7,402,683
			16,870,145
		Miscellaneous Manufacturing: 6.1%
282,300		Danaher Corp.	15,077,643
660,900		General Electric Co.	23,832,054
464,100	@@	Tyco Intl. Ltd.	15,686,580
			54,596,277
		Oil and Gas: 2.4%
165,000		ChevronTexaco Corp.	9,621,150
191,238		Exxon Mobil Corp.	11,397,785
			21,018,935
		Oil and Gas Services: 2.4%
241,000		Baker Hughes, Inc.	10,722,090
149,500		Schlumberger Ltd.	10,536,760
			21,258,850
		Pharmaceuticals: 2.8%
149,600	@, @@, L	Elan Corp. PLC ADR	484,704
32,300	@, L	Forest Laboratories, Inc.	1,193,485
194,100	@	Gilead Sciences, Inc.	6,948,780
273,068		Pfizer, Inc.	7,173,496
129,100	@@, L	Teva Pharmaceutical Industries Ltd. ADR	4,002,100
126,100		Wyeth	5,318,898
			25,121,463
		Retail: 9.6%
157,150	L	Best Buy Co., Inc.	8,487,672
125,700	L	Family Dollar Stores, Inc.	3,816,252
239,900	L	Home Depot, Inc.	9,173,776
161,200	@@	Inditex SA	4,831,552
386,300	@@	Kingfisher PLC	2,107,116
175,500	@	Kohl’s Corp.	9,061,065
133,300	L	PETsMART, Inc.	3,832,375
254,900		Target Corp.	12,750,098
75,600	@@	Wal-Mart de Mexico SA de CV ADR	2,650,377
333,300	@@, L	Wal-Mart de Mexico SA de CV	1,168,480
391,100		Wal-Mart Stores, Inc.	19,598,021
187,500	L	Walgreen Co.	8,328,750
			85,805,534

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 4.6%
248,000		Analog Devices, Inc.	$8,962,720
317,500	@, @@	ASML Holding NV	5,366,741
604,300		Intel Corp.	14,037,889
104,800		Maxim Integrated Products, Inc.	4,283,176
112,700		Texas Instruments, Inc.	2,872,723
201,600	L	Xilinx, Inc.	5,892,768
			41,416,017
		Software: 7.7%
57,600		Adobe Systems, Inc.	3,868,992
115,400	L	Automatic Data Processing, Inc.	5,187,230
159,100		First Data Corp.	6,254,221
187,500	@	Fiserv, Inc.	7,462,500
116,600	@, L	Intuit, Inc.	5,103,582
82,500	@, L	Mercury Interactive Corp.	3,908,850
1,125,700		Microsoft Corp.	27,208,169
541,000	@	Oracle Corp.	6,751,680
233,700	@, L	Red Hat, Inc.	2,549,667
			68,294,891
		Telecommunications: 6.8%
91,200	@@	America Movil SA de CV ADR	4,705,920
279,800	@	Cisco Systems, Inc.	5,005,622
857,300	@, L	Corning, Inc.	9,541,749
261,900	@	Crown Castle Intl. Corp.	4,206,114
151,900	@, L	Juniper Networks, Inc.	3,350,914
223,200	@	Nextel Communications, Inc.	6,343,344
335,400	@@	Nokia OYJ	5,186,931
125,900		QUALCOMM, Inc.	4,614,235
258,300		Sprint Corp.	5,876,325
124,200	@@	TELUS Corp	3,912,786
1,888,714	@@	Vodafone Group PLC	5,015,601
103,800	@@, L	Vodafone Group PLC ADR	2,756,928
			60,516,469
		Transportation: 0.5%
65,400		United Parcel Service, Inc.	4,757,196
			4,757,196
		Total Common Stock
		(Cost $782,406,940)	870,391,166

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.0%
		Securities Lending CollateralCC: 8.0%
$71,762,140		The Bank of New York Institutional Cash Reserves Fund		$71,762,140
		Total Short-Term Investments
		(Cost $71,762,140)		71,762,140
		Total Investments In Securities
		(Cost $854,169,080)*	105.6%	$942,153,306
		Other Assets and Liabilities—Net	(5.6)	(50,322,470)
		Net Assets	100.0%	$891,830,836

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS

ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is $862,950,018.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$109,214,484
		Gross Unrealized Depreciation	(30,011,196)
		Net Unrealized Appreciation	$79,203,288

PORTFOLIO OF INVESTMENTS

ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.5%
		Advertising: 2.2%
65,000		Omnicom Group, Inc.	$5,753,800
			5,753,800
		Aerospace/Defense: 2.8%
64,900		Lockheed Martin Corp.	3,962,794
58,600	L	Northrop Grumman Corp.	3,163,228
			7,126,022
		Auto Parts and Equipment: 1.2%
54,300		Johnson Controls, Inc.	3,027,768
			3,027,768
		Banks: 7.5%
67,300		Fifth Third Bancorp	2,892,554
177,200		Mellon Financial Corp.	5,057,288
61,500		PNC Financial Services Group, Inc.	3,166,020
139,500		Wells Fargo & Co.	8,342,100
			19,457,962
		Biotechnology: 1.9%
68,900	@	Genzyme Corp.	3,943,836
110,700	@	Millennium Pharmaceuticals, Inc.	932,094
			4,875,930
		Building Materials: 4.1%
72,000		Martin Marietta Materials, Inc.	4,026,240
189,800		Masco Corp.	6,580,366
			10,606,606
		Commercial Services: 0.2%
20,100		Equifax, Inc.	616,869
			616,869
		Computers: 1.3%
150,000		Hewlett-Packard Co.	3,291,000
69,400	@, X	Seagate Technology, Inc.	1
			3,291,001
		Cosmetics/Personal Care: 1.4%
55,700		Kimberly-Clark Corp.	3,661,161
			3,661,161
		Diversified Financial Services: 12.3%
255,400		Citigroup, Inc.	11,477,676
95,400		Freddie Mac	6,029,280
177,700		J.P. Morgan Chase & Co.	6,148,420
143,600		Morgan Stanley	8,221,100
			31,876,476

PORTFOLIO OF INVESTMENTS

ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 6.0%
70,700		American Electric Power Co., Inc.	$2,408,042
135,800		Exelon Corp.	6,231,862
95,200		FirstEnergy Corp.	3,993,640
70,400		NiSource, Inc.	1,604,416
55,300	L	Pepco Holdings, Inc.	1,160,747
			15,398,707
		Electronics: 1.1%
59,500	@	Mettler Toledo Intl., Inc.	2,826,250
			2,826,250
		Food: 2.5%
153,700		Albertson’s, Inc.	3,173,905
200,700	@, L	Kroger Co.	3,217,221
			6,391,126
		Gas: 1.0%
67,100		Sempra Energy	2,673,264
			2,673,264
		Healthcare-Products: 4.8%
157,100		Johnson & Johnson	10,550,836
36,300		Medtronic, Inc.	1,849,485
			12,400,321
		Healthcare-Services: 4.3%
79,800		UnitedHealth Group, Inc.	7,611,324
28,300	@	WellPoint, Inc.	3,547,405
			11,158,729
		Insurance: 4.8%
53,400		AFLAC, Inc.	1,989,684
54,200		Allstate Corp.	2,930,052
34,700		American Intl. Group, Inc.	1,922,727
38,200		Hartford Financial Services Group, Inc.	2,618,992
82,900	@@	Willis Group Holdings Ltd.	3,056,523
			12,517,978
		Internet: 1.2%
136,300	@, L	IAC/InterActiveCorp.	3,035,401
			3,035,401
		Media: 6.9%
56,300		Clear Channel Communications, Inc.	1,940,661
64,600		Dex Media, Inc.	1,333,990
260,100	@	Time Warner, Inc.	4,564,755
62,400		Tribune Co.	2,487,888
79,600	@, L	Univision Communications, Inc.	2,204,124
154,500		Viacom, Inc.	5,381,235
			17,912,653
		Miscellaneous Manufacturing: 2.3%
66,200		Illinois Tool Works, Inc.	5,926,886
			5,926,886
		Oil and Gas: 3.8%
108,900		Exxon Mobil Corp.	6,490,440
72,800		Marathon Oil Corp.	3,415,776
			9,906,216

PORTFOLIO OF INVESTMENTS

ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 9.3%
89,400	L	Allergan, Inc.	$6,210,618
88,900		Bristol-Myers Squibb Co.	2,263,394
44,500	@, L	Cephalon, Inc.	2,083,935
68,100	@, L	Medco Health Solutions, Inc.	3,375,717
209,600		Mylan Laboratories, Inc.	3,714,112
155,200		Wyeth	6,546,336
			24,194,112
		Retail: 4.2%
27,900	@	Advance Auto Parts, Inc.	1,407,555
123,500		Costco Wholesale Corp.	5,456,230
49,700	@	Kohl’s Corp.	2,566,011
64,300	@	Office Depot, Inc.	1,426,174
			10,855,970
		Semiconductors: 1.7%
144,800	@, L	Applied Materials, Inc.	2,353,000
66,900		Xilinx, Inc.	1,955,487
			4,308,487
		Software: 4.5%
300,300		Microsoft Corp.	7,258,251
294,600	@	Oracle Corp.	3,676,608
34,700	@	Veritas Software Corp.	805,734
			11,740,593
		Telecommunications: 3.9%
286,300	@	Nextel Communications, Inc.	8,136,646
83,400		SBC Communications, Inc.	1,975,746
			10,112,392
		Transportation: 2.3%
112,000		Burlington Northern Santa Fe Corp.	6,040,160
			6,040,160
		Total Common Stock
		(Cost $238,673,177)	257,692,840
		Total Long-Term Investments
		(Cost $238,673,177)	257,692,840

Principal Amount			Value

SHORT-TERM INVESTMENTS: 6.6%
	Securities Lending CollateralCC: 6.6%
$17,113,657	The Bank of New York Institutional Cash Reserves Fund		$17,113,657
	Total Short-Term Investments
	(Cost $17,113,657)		17,113,657

	Total Investments In Securities
	(Cost $255,786,834)*	106.1%	$274,806,497
	Other Assets and Liabilities—Net	(6.1)	(15,891,223)
	Net Assets
		100.0%	$258,915,274

PORTFOLIO OF INVESTMENTS

ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $257,230,471.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$25,036,114
		Gross Unrealized Depreciation	(7,460,088)
		Net Unrealized Appreciation	$17,576,026

PORTFOLIO OF INVESTMENTS

ING Van Kampen Comstock Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 90.2%
		Agriculture: 2.0%
135,980		Altria Group, Inc.	$8,891,732
			8,891,732
		Airlines: 0.3%
94,600	L	Southwest Airlines Co.	1,347,104
			1,347,104
		Apparel: 0.8%
105,400	L	Jones Apparel Group, Inc.	3,529,846
			3,529,846
		Banks: 7.6%
280,340		Bank of America Corp.	12,362,995
105,900		PNC Financial Services Group, Inc.	5,451,732
6,920	L	SunTrust Banks, Inc.	498,724
116,200		The Bank of New York Co., Inc.	3,375,610
50,342		Wachovia Corp.	2,562,911
162,200		Wells Fargo & Co.	9,699,560
			33,951,532
		Beverages: 1.2%
130,600		Coca-Cola Co.	5,442,102
			5,442,102
		Chemicals: 3.8%
73,500		Dow Chemical Co.	3,663,975
202,900		E.I. du Pont de Nemours & Co.	10,396,596
63,400	L	Rohm & Haas Co.	3,043,200
			17,103,771
		Computers: 2.3%
62,000	@	Affiliated Computer Services, Inc.	3,300,880
143,645		Hewlett-Packard Co.	3,151,571
10,810		International Business Machines Corp.	987,818
8,880	@	Lexmark Intl., Inc.	710,134
62,560	@	Sungard Data Systems, Inc.	2,158,320
			10,308,723
		Cosmetics/Personal Care: 2.1%
140,810		Kimberly-Clark Corp.	9,255,441
			9,255,441
		Diversified Financial Services: 8.4%
3,380	L	Capital One Financial Corp.	252,723
243,160		Citigroup, Inc.	10,927,610
27,700		Fannie Mae	1,508,265
275,020		Freddie Mac	17,381,264
99,090		J.P. Morgan Chase & Co.	3,428,514
21,000		Lehman Brothers Holdings, Inc.	1,977,360
43,170		Merrill Lynch & Co., Inc.	2,443,422
			37,919,158

PORTFOLIO OF INVESTMENTS

ING Van Kampen Comstock Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

		Electric: 3.7%
95,750	L	American Electric Power Co., Inc.	$3,261,245
64,830		Constellation Energy Group, Inc.	3,351,711
53,000		Dominion Resources, Inc.	3,944,790
94,000		FirstEnergy Corp.	3,943,300
42,930	L	Public Service Enterprise Group, Inc.	2,334,963
			16,836,009
		Electronics: 0.3%
63,080	@, @@, L	Flextronics Intl. Ltd.	759,483
11,840	@, L	Jabil Circuit, Inc.	337,677
33,950	@	Kemet Corp.	263,113
			1,360,273
		Food: 3.6%
198,600		Kraft Foods, Inc.	6,563,730
137,100	@@	Unilever NV ADR	9,380,382
			15,944,112
		Forest Products and Paper: 6.8%
325,620		Georgia-Pacific Corp.	11,556,254
513,640		International Paper Co.	18,896,815
3,500	L	Neenah Paper, Inc.	117,670
			30,570,739
		Insurance: 5.0%
17,720		AMBAC Financial Group, Inc.	1,324,570
40,100		American Intl. Group, Inc.	2,221,941
34,800	L	Assurant, Inc.	1,172,760
10	@	Berkshire Hathaway, Inc.	28,560
93,650		Chubb Corp.	7,423,635
66,600		Genworth Financial, Inc.	1,832,832
14,000		Hartford Financial Services Group, Inc.	959,840
52,700		MetLife, Inc.	2,060,570
4,500	@@, L	RenaissanceRe Holdings Ltd.	210,150
43,405		St. Paul Travelers Cos., Inc.	1,594,266
70,870		Torchmark Corp.	3,699,414
			22,528,538
		Internet: 0.0%
2,960	@, @@	Check Point Software Technologies	64,350
			64,350
		Machinery-Diversified: 0.1%
21,970	L	Cognex Corp.	546,614
			546,614
		Media: 6.9%
276,600		Clear Channel Communications, Inc.	9,534,402
603,200	@	Liberty Media Corp.	6,255,184
303,900	@	Time Warner, Inc.	5,333,445
61,000		Viacom, Inc.	2,124,630
263,140		Walt Disney Co.	7,560,012
			30,807,673
		Mining: 1.9%
278,800		Alcoa, Inc.	8,472,732
			8,472,732

PORTFOLIO OF INVESTMENTS

ING Van Kampen Comstock Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 0.6%
82,400	L	Eastman Kodak Co.	$2,682,120
			2,682,120
		Oil and Gas: 3.5%
22,949		ConocoPhillips	2,474,820
69,300		GlobalSantaFe Corp	2,566,872
55,300	@@, L	Petroleo Brasileiro SA - Petrobras ADR, Preferred Shares	2,443,154
32,400	@@, L	Petroleo Brasileiro SA - Petrobras ADR	1,246,428
51,900	@@, L	Total SA ADR	6,084,237
13,400	@	Transocean, Inc.	689,564
			15,505,075
		Oil and Gas Services: 2.8%
256,940		Halliburton Co.	11,112,655
22,850		Schlumberger Ltd.	1,610,468
			12,723,123
		Pharmaceuticals: 13.6%
60,000	L	AmerisourceBergen Corp.	3,437,400
594,490		Bristol-Myers Squibb Co.	15,135,715
427,000	@@	GlaxoSmithKline PLC ADR	19,607,841
223,872		Pfizer, Inc.	5,881,117
100,840	@@	Roche Holdings, Inc. ADR	5,423,145
59,800	@@, L	Sanofi-Aventis ADR	2,531,932
234,040		Schering-Plough Corp.	4,247,826
116,720		Wyeth	4,923,250
			61,188,226
		Retail: 3.1%
66,910		CVS Corp.	3,520,804
30,660		Federated Department Stores, Inc.	1,951,202
51,400		May Department Stores Co.	1,902,828
58,120		McDonald’s Corp.	1,809,857
95,800		Wal-Mart Stores, Inc.	4,800,538
			13,985,229
		Semiconductors: 0.2%
64,210	@, L	Credence Systems Corp.	507,901
5,980		Intel Corp.	138,915
5,820	@, L	Novellus Systems, Inc.	155,569
			802,385
		Software: 0.7%
49,000		First Data Corp.	1,926,190
57,260		Microsoft Corp.	1,383,974
			3,310,164
		Telecommunications: 8.3%
110	@, @@	Amdocs Ltd.	3,124
1,560	@, L	Andrew Corp.	18,268
75,600	@	Cisco Systems, Inc.	1,352,484
36,730	@@	Nokia OYJ ADR	566,744
534,700		SBC Communications, Inc.	12,667,043
347,010		Sprint Corp.	7,894,478
18,377	@, @@, L	Telefonaktiebolaget LM Ericsson ADR	518,231
401,880		Verizon Communications, Inc.	14,266,739
			37,287,111
		Toys/Games/Hobbies: 0.6%
127,500		Mattel, Inc.	2,722,125
			2,722,125
		Total Common Stock
		(Cost $374,965,759)	405,086,007

PORTFOLIO OF INVESTMENTS

ING Van Kampen Comstock Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 15.0%
		Federal Home Loan Bank: 8.9%
$40,000,000		Federal Home Loan Bank Discount Notes, 2.000%, due 04/01/05		$39,997,778
		Total Federal Home Loan Bank
		(Cost $40,000,000)		39,997,778
		Securities Lending CollateralCC: 6.1%
27,437,260		The Bank of New York Institutional Cash Reserves Fund		27,437,260
		Total Securities Lending Collateral
		(Cost $27,437,260)		27,437,260
		Total Short-Term Investments
		(Cost $67,437,260)		67,435,038

		Total Investments In Securities
		(Cost $442,403,019)*	105.2%	$472,521,045
		Other Assets and Liabilities—Net	(5.2)	(23,244,586)
		Net Assets	100.0%	$449,276,459

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.

	*	Cost for federal income tax purposes is $442,532,489.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$35,544,173
		Gross Unrealized Depreciation		(5,555,617)
		Net Unrealized Appreciation		$29,988,556

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 62.4%
		Aerospace/Defense: 1.4%
77,380		Northrop Grumman Corp.	$4,176,972
101,310		Raytheon Co.	3,920,697
			8,097,669
		Agriculture: 0.8%
68,910		Altria Group, Inc.	4,506,025
			4,506,025
		Auto Manufacturers: 1.3%
322,110	@@	Honda Motor Co. Ltd. ADR	8,065,635
			8,065,635
		Auto Parts and Equipment: 0.0%
2,292	@@	Magna Intl., Inc.	153,335
			153,335
		Banks: 1.6%
123,920		Bank of America Corp.	5,464,872
53,010		PNC Financial Services Group, Inc.	2,728,955
37,700		State Street Corp.	1,648,244
			9,842,071
		Beverages: 0.9%
131,140		Coca-Cola Co.	5,464,604
			5,464,604
		Biotechnology: 0.5%
84,200	@	Chiron Corp.	2,952,052
			2,952,052
		Chemicals: 2.8%
333,690	@@	Bayer AG ADR	11,041,802
106,120		Dow Chemical Co.	5,290,082
33,369	@, @@	Lanxess AG	685,648
			17,017,532
		Commercial Services: 0.7%
40,590	@, @@	Accenture Ltd.	980,249
102,350		Equifax, Inc.	3,141,121
			4,121,370
		Computers: 1.0%
148,600		Hewlett-Packard Co.	3,260,284
30,410		International Business Machines Corp.	2,778,866
			6,039,150
		Cosmetics/Personal Care: 0.8%
71,480		Kimberly-Clark Corp.	4,698,380
			4,698,380

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 8.0%
307,850		Charles Schwab Corp.	$3,235,504
193,280		Citigroup, Inc.	8,686,003
107,270		Freddie Mac	6,779,464
13,810		Goldman Sachs Group, Inc.	1,518,962
300,540		J.P. Morgan Chase & Co.	10,398,683
95,700		Lehman Brothers Holdings, Inc.	9,011,112
139,300		Merrill Lynch & Co., Inc.	7,884,380
			47,514,108
		Electric: 2.8%
89,900		American Electric Power Co., Inc.	3,061,994
11,000	@	Centerpoint Energy, Inc.	389,807
48,610		Consolidated Edison, Inc.	2,050,370
64,710		Entergy Corp.	4,572,409
70,470		Exelon Corp.	3,233,868
82,900		FirstEnergy Corp.	3,477,655
			16,786,103
		Electronics: 0.6%
39,130		Applera Corp. - Applied Biosystems Group	772,426
45,330		Parker Hannifin Corp.	2,761,504
			3,533,930
		Food: 2.2%
109,130	@@	Cadbury Schweppes PLC ADR	4,441,591
87,860		Kraft Foods, Inc.	2,903,773
82,100	@@	Unilever NV	5,617,282
			12,962,646
		Healthcare-Products: 0.9%
69,710		Bausch & Lomb, Inc.	5,109,743
			5,109,743
		Insurance: 4.9%
106,530	@@	Aegon NV	1,433,894
89,190		Chubb Corp.	7,070,091
66,520		CIGNA Corp.	5,940,236
75,450		Hartford Financial Services Group, Inc.	5,172,852
73,391		Prudential Financial, Inc.	4,212,643
143,860		St. Paul Travelers Cos., Inc.	5,283,978
			29,113,694
		Internet: 0.6%
167,750	@	Symantec Corp.	3,578,108
			3,578,108
		Lodging: 0.3%
30,190		Marriott Intl., Inc.	2,018,503
			2,018,503
		Media: 4.3%
208,510		Clear Channel Communications, Inc.	7,187,340
527,880	@	Time Warner, Inc.	9,264,294
63,410		Viacom, Inc.	2,208,570
235,820		Walt Disney Co.	6,775,109
			25,435,313

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares			Value

		Mining: 0.9%
126,240		Newmont Mining Corp.	$5,333,640
			5,333,640
		Miscellaneous Manufacturing: 2.0%
236,800		General Electric Co.	8,539,008
40,480	@@	Ingersoll-Rand Co. Ltd.	3,224,232
			11,763,240
		Oil and Gas: 6.1%
143,360	@@	BP PLC ADR	8,945,663
60,320		ConocoPhillips	6,504,909
124,560		Exxon Mobil Corp.	7,423,776
143,050	@@	Royal Dutch Petroleum Co.	8,588,722
71,150		Valero Energy Corp.	5,213,161
			36,676,231
		Oil and Gas Services: 1.3%
107,330		Schlumberger Ltd.	7,564,618
			7,564,618
		Pharmaceuticals: 7.5%
458,480		Bristol-Myers Squibb Co.	11,672,900
93,370		Eli Lilly & Co.	4,864,577
70,800	@@	GlaxoSmithKline PLC ADR	3,251,136
141,520	@@	Roche Holdings, Inc. ADR	7,610,903
103,710	@@	Sanofi-Aventis ADR	4,391,081
414,770		Schering-Plough Corp.	7,528,076
126,460		Wyeth	5,334,083
			44,652,756
		Pipelines: 0.5%
156,100		Williams Cos., Inc.	2,936,241
			2,936,241
		Retail: 3.0%
103,790	@	Kohl’s Corp.	5,358,678
62,300		McDonald’s Corp.	1,940,022
58,590		Target Corp.	2,930,672
155,150		Wal-Mart Stores, Inc.	7,774,566
			18,003,938
		Semiconductors: 0.9%
135,560		Intel Corp.	3,149,059
224,900	@	Micron Technology, Inc.	2,325,466
			5,474,525
		Telecommunications: 2.9%
107,220	@@	France Telecom SA ADR	3,202,661
217,210		Motorola, Inc.	3,251,634
82,600	@	Nextel Communications, Inc.	2,347,492
103,090		Sprint Corp.	2,345,298
182,350		Verizon Communications, Inc.	6,473,425
			17,620,510
		Transportation: 0.9%
145,540		Norfolk Southern Corp.	5,392,257
			5,392,257
		Total Common Stock
		(Cost $365,073,082)	372,427,927

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares		Value

PREFERRED STOCK: 5.6%
	Advertising: 0.0%
2,300	Interpublic Group of Cos., Inc.	$104,581
		104,581
	Aerospace/Defense: 0.0%
700	Coltec Capital Trust	35,000
		35,000
	Airlines: 0.0%
1,260	Continental Airlines Finance Trust II	28,823
		28,823
	Chemicals: 0.0%
3,100	Huntsman Corp.	158,100
		158,100
	Commercial Services: 0.2%
2,000	McKesson Financing Trust	104,000
24,900	United Rentals Trust I	1,108,050
		1,212,050
	Healthcare-Products: 0.6%
63,800	Baxter Intl., Inc.	3,435,630
		3,435,630
	Housewares: 0.3%
33,200	Newell Financial Trust I	1,547,950
		1,547,950
	Insurance: 1.1%
65,900	Chubb Corp.	1,953,934
32,000	Conseco, Inc.	848,000
21,500	The St. Paul Travelers Cos., Inc.	1,397,070
47,000	Travelers Property Casualty Corp.	1,039,640
33,600	UnumProvident Corp.	1,140,720
		6,379,364
	Media: 0.4%
20,900	Sinclair Broadcast Group, Inc.	875,188
15,920	Tribune Co.	1,426,830
		2,302,018
	Oil and Gas: 0.9%
67,300	Ameranda Hess Corp.	5,645,797
		5,645,797
	Pharmaceuticals: 0.8%
31,300	Omnicare, Inc.	1,614,141
61,100	Schering-Plough Corp.	3,073,330
		4,687,471
	Pipelines: 0.3%
58,200	El Paso Energy Capital Trust I	2,106,840
		2,106,840

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Shares		Value

	Savings and Loans: 0.1%
7,700	Sovereign Capital Trust II	$364,788
		364,788
	Sovereign: 0.9%
56	Fannie Mae	5,247,851
		5,247,851
	Total Preferred Stock
	(Cost $33,206,188)	33,256,263

Principal Amount			Value

CONVERTIBLE CORPORATE BONDS: 9.0%
		Airlines: 0.2%
$654,000		AMR Corp., 4.250%, due 09/23/23	$539,550
956,000		Continental Airlines, Inc., 4.500%, due 02/01/07	797,065
			1,336,615
		Biotechnology: 1.0%
3,466,000		Amgen, Inc., 1.160%, due 03/01/32	2,538,845
570,000		Chiron Corp., 1.625%, due 08/01/33	530,813
1,573,000	#	Chiron Corp., 2.750%, due 06/30/34	1,512,046
1,434,000		Enzon Pharmaceuticals, Inc., 4.500%, due 07/01/08	1,295,978
			5,877,682
		Diversified Financial Services: 2.3%
5,800,000		Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,664,860
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	7,780,499
			13,445,359
		Electric: 0.9%
2,515,000		Calpine Corp., 4.750%, due 11/15/23	1,716,488
518,000		PG&E Corp., 9.500%, due 06/30/10	1,397,304
1,450,000		Reliant Energy, Inc., 5.000%, due 08/15/10	2,028,187
			5,141,979
		Electronics: 0.1%
527,000		Agilent Technologies, Inc., 3.000%, due 12/01/21	520,413
			520,413
		Food: 0.9%
7,300,000		General Mills, Inc., 1.940%, due 10/28/22	5,210,374
			5,210,374
		Forest Products and Paper: 0.3%
3,000,000		International Paper Co., 4.900%, due 06/20/21	1,661,250
			1,661,250
		Healthcare-Products: 0.2%
713,000		Edwards Lifesciences Corp., 3.875%, due 05/15/33	735,281
432,000		Medtronic, Inc., 1.250%, due 09/15/21	433,080
			1,168,361

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

		Insurance: 0.3%
1,803,000		Loews Corp., 3.125%, due 09/15/07	$1,825,538
			1,825,538
		Internet: 0.1%
800,000		Amazon.com, Inc., 4.750%, due 02/01/09	796,000
			796,000
		Oil and Gas Services: 0.5%
2,502,000		Halliburton Co., 3.125%, due 07/15/23	3,240,090
			3,240,090
		Pharmaceuticals: 0.8%
727,000		Alpharma, Inc., 3.000%, due 06/01/06	926,925
1,848,000		Teva Pharmaceutical Finance LLC, 0.500%, due 02/01/24	1,848,000
1,952,000		Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	1,864,160
			4,639,085
		Pipelines: 0.4%
4,887,000		El Paso Corp., 5.440%, due 02/28/21	2,602,328
			2,602,328
		Semiconductors: 0.6%
2,130,000		Advanced Micro Devices, Inc., 4.750%, due 02/01/22	2,116,688
1,439,000		Micron Technology, Inc., 2.500%, due 02/01/10	1,494,761
			3,611,449
		Telecommunications: 0.4%
2,796,000	@@	Nortel Networks Corp., 4.250%, due 09/01/08	2,600,280
		Total Convertible Corporate Bonds
		(Cost $54,916,364)	53,676,803
CORPORATE BONDS/NOTES: 4.5%
		Aerospace/Defense: 0.0%
75,000		Raytheon Co., 6.150%, due 11/01/08	78,528
12,000		Raytheon Co., 8.300%, due 03/01/10	13,792
			92,320
		Agriculture: 0.1%
175,000		Altria Group, Inc., 7.000%, due 11/04/13	188,086
135,000		Altria Group, Inc., 7.750%, due 01/15/27	154,515
			342,601
		Airlines: 0.1%
272,950		America West Airlines, Inc., 7.100%, due 04/02/21	290,744
100,000		Southwest Airlines Co., 5.496%, due 11/01/06	101,792
			392,536
		Auto Manufacturers: 0.1%
85,000		DaimlerChrysler NA Holding Corp., 7.300%, due 01/15/12	92,805
175,000		DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	194,257
170,000		General Motors Corp., 8.375%, due 07/15/33	145,826
			432,888
		Banks: 0.3%
425,000		Bank of America Corp., 3.375%, due 02/17/09	407,970
100,000		Bank One Corp., 6.000%, due 02/17/09	104,648
125,000		FleetBoston Financial Corp., 7.250%, due 09/15/05	127,124
425,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	418,382

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

100,000		Sovereign Bank, 4.000%, due 02/01/08	$98,871
250,000		The Bank of New York Co., Inc., 3.800%, due 02/01/08	246,348
50,000		The Bank of New York Co., Inc., 5.200%, due 07/01/07	51,006
475,000		Wachovia Corp., 3.625%, due 02/17/09	460,119
			1,914,468
		Beverages: 0.1%
265,000	#	Miller Brewing Co., 4.250%, due 08/15/08	262,595
225,000		Pepsi Bottling Group, Inc., 7.000%, due 03/01/29	269,744
			532,339
		Biotechnology: 0.3%
1,987,000		Medimmune, Inc., 1.000%, due 07/15/23	1,907,520
			1,907,520
		Diversified Financial Services: 1.7%
2,280,000	+	American Express Co., 1.850%, due 12/01/33	2,342,699
395,000		American General Finance Corp., 4.625%, due 05/15/09	394,385
15,000		American General Finance Corp., 4.625%, due 09/01/10	14,849
80,000		AXA Financial, Inc., 6.500%, due 04/01/08	84,689
365,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	359,186
125,000		CIT Group, Inc., 2.875%, due 09/29/06	122,791
10,000		CIT Group, Inc., 3.650%, due 11/23/07	9,794
100,000		CIT Group, Inc., 7.375%, due 04/02/07	105,798
570,000		Citigroup, Inc., 5.625%, due 08/27/12	591,425
150,000		Citigroup, Inc., 6.000%, due 02/21/12	159,899
250,000		Citigroup, Inc., 6.500%, due 01/18/11	271,921
325,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	311,320
350,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	366,535
205,000		Ford Motor Credit Co., 7.250%, due 10/25/11	202,559
150,000		Ford Motor Credit Co., 7.375%, due 10/28/09	150,800
150,000		General Electric Capital Corp., 4.250%, due 12/01/10	146,632
100,000		General Electric Capital Corp., 4.750%, due 09/15/14	97,775
250,000		General Electric Capital Corp., 6.750%, due 03/15/32	289,543
50,000		General Motors Acceptance Corp., 4.500%, due 07/15/06	48,789
1,000,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	905,977
200,000		Goldman Sachs Group, Inc., 5.250%, due 10/15/13	199,018
75,000		Goldman Sachs Group, Inc., 6.600%, due 01/15/12	81,272
250,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	273,013
125,000		HSBC Finance Corp., 4.125%, due 12/15/08	122,871
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	155,732
50,000		HSBC Finance Corp., 5.875%, due 02/01/09	52,072
50,000		HSBC Finance Corp., 6.375%, due 10/15/11	54,087
150,000		HSBC Finance Corp., 6.400%, due 06/17/08	158,266
175,000		HSBC Finance Corp., 6.750%, due 05/15/11	191,820
25,000		HSBC Finance Corp., 8.000%, due 07/15/10	28,630
50,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	57,154
250,000		J.P. Morgan Chase & Co., 6.750%, due 02/01/11	274,037
125,000		MBNA America Bank NA, 7.125%, due 11/15/12	139,444
290,000		MBNA Corp., 6.125%, due 03/01/13	306,402
205,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	200,834
230,000		SLM Corp., 4.000%, due 01/15/10	223,346
225,000		SLM Corp., 5.000%, due 10/01/13	222,471
165,000		Textron Financial Corp., 4.125%, due 03/03/08	163,916
150,000	@@, #	Two-Rock Pass Through Trust, 3.714%, due 02/11/50	149,694
			10,031,445
		Electric: 0.4%
235,000		Arizona Public Service Co., 5.800%, due 06/30/14	246,605
80,000		Arizona Public Service Co., 6.750%, due 11/15/06	83,017
260,000		Carolina Power & Light Co., 5.125%, due 09/15/13	260,593
40,000		CC Funding Trust I, 6.900%, due 02/16/07	41,803
160,000		Cincinnati Gas & Electric, 5.700%, due 09/15/12	166,170
150,000		Consumers Energy Co., 4.800%, due 02/17/09	150,249

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

260,000	#	Detroit Edison Co., 4.800%, due 02/15/15	$252,605
5,000		Detroit Edison Co., 6.125%, due 10/01/10	5,324
170,000		Entergy Gulf States, Inc., 2.800%, due 12/01/09	170,798
100,000		Entergy Gulf States, Inc., 3.600%, due 06/01/08	97,115
320,000		FPL Group Capital, Inc., 3.250%, due 04/11/06	318,077
5,000		Nisource Finance Corp., 3.430%, due 11/23/09	5,034
330,000		Ohio Edison Co., 5.450%, due 05/01/15	330,720
200,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	206,072
70,000		Public Service Electric & Gas, 5.375%, due 09/01/13	71,438
25,000		Southern California Edison Co., 5.000%, due 01/15/14	24,821
5,000		Wisconsin Electric Power, 3.500%, due 12/01/07	4,901
			2,435,342
		Environmental Control: 0.0%
75,000		Waste Management, Inc., 7.375%, due 08/01/10	83,676
			83,676
		Food: 0.1%
225,000		Kraft Foods, Inc., 5.625%, due 11/01/11	233,781
200,000		Kroger Co., 7.250%, due 06/01/09	217,030
			450,811
		Gas: 0.0%
45,000		Sempra Energy, 4.621%, due 05/17/07	45,201
			45,201
		Healthcare-Services: 0.1%
375,000		Aetna, Inc., 7.375%, due 03/01/06	386,005
210,000		Aetna, Inc., 7.875%, due 03/01/11	241,543
			627,548
		Holding Companies-Diversified: 0.0%
50,000	#, @@	Hutchison Whampoa Intl. Ltd., 5.450%, due 11/24/10	50,732
175,000	#, @@	Hutchison Whampoa Intl. Ltd., 6.500%, due 02/13/13	185,043
			235,775
		Insurance: 0.1%
125,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	151,591
50,000		John Hancock Financial Services, Inc., 5.625%, due 12/01/08	51,854
350,000		Marsh & McLennan Cos., Inc., 5.375%, due 07/15/14	336,377
150,000		Nationwide Financial Services, 6.250%, due 11/15/11	161,548
			701,370
		Lodging: 0.0%
150,000	#	Hyatt Equities LLC, 6.875%, due 06/15/07	154,999
10,000		Marriott Intl., Inc., 7.000%, due 01/15/08	10,627
			165,626
		Media: 0.3%
175,000		AOL Time Warner, Inc., 7.625%, due 04/15/31	206,218
145,000		Clear Channel Communications, Inc., 7.650%, due 09/15/10	158,912
100,000		Comcast Cable Communications, 6.375%, due 01/30/06	101,785
390,000		Comcast Cable Communications, 6.750%, due 01/30/11	421,791
200,000		Cox Communications, Inc., 7.750%, due 11/01/10	222,385
290,000		Historic TW, Inc., 6.625%, due 05/15/29	305,630
365,000		News America, Inc., 7.280%, due 06/30/28	407,691
			1,824,412
		Oil and Gas: 0.1%
25,000		Kerr-McGee Corp., 5.875%, due 09/15/06	25,417

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

80,000		Kerr-McGee Corp., 6.625%, due 10/15/07	$82,922
390,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	418,275
75,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	85,406
75,000		Pemex Project Funding Master Trust, 9.125%, due 10/13/10	86,813
125,000	@@, #	Ras Laffan Liquefied Natural Gas Co., Ltd., 8.294%, due 03/15/14	144,217
			843,050
		Packaging and Containers: 0.0%
225,000	#	Sealed Air Corp., 5.625%, due 07/15/13	227,948
			227,948
		Pharmaceuticals: 0.0%
117,000		Valeant Pharmaceuticals Intl., 4.000%, due 11/15/13	113,051
			113,051
		Pipelines: 0.1%
420,000		Consolidated Natural Gas Co., 5.000%, due 12/01/14	411,443
40,000		Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	38,748
			450,191
		Retail: 0.0%
10,000		Federated Department Stores, 6.900%, due 04/01/29	10,744
			10,744
		Savings and Loans: 0.1%
125,000		Washington Mutual Bank FA, 5.500%, due 01/15/13	127,763
210,000		Washington Mutual, Inc., 8.250%, due 04/01/10	238,466
			366,229
		Semiconductors: 0.1%
465,000		Teradyne, Inc., 3.750%, due 10/15/06	460,350
			460,350
		Telecommunications: 0.3%
110,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	145,560
260,000	@@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	341,048
100,000	@@	France Telecom SA, 8.750%, due 03/01/31	132,010
110,000		Sprint Capital Corp., 8.750%, due 03/15/32	143,141
60,000	@@	Telecom Italia Capital SA, 4.000%, due 11/15/08	58,480
805,000	@@, #	Telecom Italia Capital SA, 4.000%, due 01/15/10	770,419
			1,590,658
		Transportation: 0.1%
250,000		CSX Corp., 6.750%, due 03/15/11	273,165
150,000		FedEx Corp., 2.650%, due 04/01/07	145,426
			418,591
		Total Corporate Bonds/Notes
		(Cost $27,543,625)	26,696,690
U.S. TREASURY OBLIGATIONS: 12.7%
		U.S. Treasury Bonds: 2.5%
475,000		5.500%, due 08/15/28	516,154
4,250,000		6.125%, due 08/15/29	5,007,201
750,000		6.250%, due 05/15/30	901,348
225,000		6.375%, due 08/15/27	270,325
900,000		7.625%, due 02/15/25	1,212,856
1,800,000		8.125%, due 08/15/21	2,465,438
1,100,000		8.750%, due 08/15/20	1,568,875
1,250,000		9.000%, due 11/15/18	1,780,958

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount				Value

1,300,000		9.375%, due 02/15/06		$1,367,895
				15,091,050
		U.S. Treasury Notes: 9.8%
31,000,000		1.875%, due 01/31/06		30,636,741
4,780,000		3.500%, due 11/15/06		4,766,559
7,510,000		3.875%, due 02/15/13		7,251,551
7,750,000		4.250%, due 08/15/13		7,644,957
2,400,000		4.750%, due 11/15/08		2,458,313
4,000,000		5.625%, due 02/15/06		4,079,532
1,750,000		6.750%, due 05/15/05		1,758,674
				58,596,327
		U.S. Treasury STRIP: 0.4%
1,525,000		5.000%, due 02/15/27		517,799
1,525,000		8.320%, due 02/15/25		569,340
3,750,000		8.440%, due 05/15/25		1,377,353
				2,464,492
		Total U.S. Treasury Obligations
		(Cost $76,664,626)		76,151,869
ASSET-BACKED SECURITIES: 0.4%
		Automobile Asset-Backed Securities: 0.3%
550,000		Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12		542,908
14,502		MMCA Automobile Trust, 6.190%, due 06/15/07		14,524
600,000		USAA Auto Owner Trust, 3.580%, due 02/15/11		591,329
475,000		USAA Auto Owner Trust, 3.900%, due 07/15/09		472,105
425,000		Volkswagen Auto Lease Trust, 3.820%, due 05/20/06		423,467
				2,044,333
		Other Asset-Backed Securities: 0.1%
400,000		CNH Equipment Trust, 4.020%, due 04/15/09		398,530
				398,530
		Total Asset-Backed Securities
		(Cost $2,463,641)		2,442,863
OTHER BONDS: 0.2%
		Sovereign: 0.2%
150,000	@@	Mexico Government Intl. Bond, 8.000%, due 09/24/22		170,625
325,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31		372,937
575,000	@@	Mexico Government Intl. Bond, 8.375%, due 01/14/11		655,788
		Total Other Bonds
		(Cost $1,226,634)		1,199,350

SHORT TERM INVESTMENTS: 4.2%
		Federal Home Loan Bank: 4.2%
25,000,000		2.000%, due 04/01/05		24,998,611
		Total Short-Term Investments
		(Cost $25,000,000)		24,998,611

		Total Investments In Securities
		(Cost $586,094,160)*	99.0%	$590,850,376
		Other Assets and Liabilities—Net	1.0	6,116,562
		Net Assets	100.0%	$596,966,938

	@	Non-income producing security

PORTFOLIO OF INVESTMENTS

ING Van Kampen Equity and Income Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal Amount			Value

	@@	Foreign issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $586,264,177.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$17,203,001
		Gross Unrealized Depreciation	(12,616,802)
		Net Unrealized Appreciation	$4,586,199

Item 2. Controls and Procedures.

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005